1933 Act Registration No. 333-148578
1940 Act Registration No. 811-08289

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

THRIVENT VARIABLE LIFE ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-4045
Heather J. Thenell, JD
Senior Counsel
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2017 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Thrivent Variable Life Account I
Prospectus
For
Thrivent Financial Variable Universal Life II
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This prospectus describes the Thrivent Financial Variable Universal Life II Contract offered by Thrivent Financial for Lutherans to persons who are eligible for Thrivent Financial membership. The Contract is a flexible premium individual variable adjustable life insurance contract and is a long-term investment designed to provide significant life insurance benefits. This prospectus provides basic information that you should know before purchasing the Contract. You should consider the Contract in conjunction with other insurance you own. Replacing your existing life insurance policy with this Contract may not be to your advantage. It also may not be to your advantage to finance the purchase or maintenance of this Contract through a loan or through withdrawals from another insurance policy.
We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Life Account I (the “Variable Account”) or the Fixed Accounts. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (“Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each Portfolio of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios of the Fund:
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
(subadvised by Sectoral Asset Management Inc.)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal, tax risks, and contract lapse.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this prospectus is April 30, 2017.
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Contract Benefits/Risks Summary
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This summary describes the Contract’s important benefits and risks. The sections in the prospectus following this summary discuss the Contract’s benefits and other provisions in more detail. For your convenience, we have provided Definitions at the end of this prospectus that define certain words and phrases used in this prospectus.
The Contract is a flexible premium variable adjustable life insurance contract. The Contract is built around its Accumulated Value. Accumulated Value changes every business day based upon the investment experience of the Portfolios underlying the Subaccounts or the amount of interest credited to the Fixed Accounts. Premiums increase Accumulated Value. Charges and cash you withdraw from the Contract decrease Accumulated Value. Your choice of the timing and amount of premiums you pay, investment options, and your use of partial surrender and loan privileges will influence the Contract’s performance. The choices you make will directly impact how long the Contract remains in effect, its tax status and the amount of cash available for use.
Contract Benefits
Death Benefit
At the time of purchase, you must select between two Death Benefit Options: the Level Death Benefit and the Variable Death Benefit.
Option 1 (Level Death Benefit Option). Under this option, the Death Benefit is the Face Amount or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. The Death Benefit for this option generally remains level.
Option 2 (Variable Death Benefit Option). Under this option, the Death Benefit is the Face Amount plus Accumulated Value, or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. The Death Benefit for this option will vary over time.
Death Proceeds
We pay Death Proceeds to the Beneficiary upon receipt at our Service Center of due proof of death of the Insured. The Death Proceeds will equal the Death Benefit and any insurance on the life of the Insured provided by Additional Benefits less any Debt and the lesser of (1) unpaid monthly deductions or (2) any unpaid No-Lapse Guarantee Premium. We will also deduct any amount paid by us after the date of death and before we were notified of the death.
No-Lapse Guarantee
Two No-Lapse Guarantees are generally available at issue: a 10-year and an extended No-Lapse Guarantee. The No-Lapse Guarantee ensures that your Contract will remain in effect, even if the Cash Surrender Value is insufficient to pay the current monthly deductions, if the No-Lapse Guarantee requirements are met. The 10-year No-Lapse Guarantee is in effect for ten Contract Years provided that you make timely payment of the required minimum premium amounts. The extended No-Lapse Guarantee is available for Contracts issued before age 65 and is in effect until the Contract Anniversary after the Insured reaches age 75. The extended No-Lapse Guarantee provides longer protection than the 10-Year guarantee provided you make timely payment of the required minimum premium amount. The extended No-Lapse Guarantee is optional and must be elected at the time of Application.
Access to Accumulated Value
Transfers. You may transfer Accumulated Value among the Subaccounts and the Fixed Account. You will not be charged for the first 12 transfers in a Contract Year. We will charge up to $25 for each additional transfer during a Contract Year. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50, or if less, the total value in the Subaccount or the Fixed Account. There is no minimum amount that can be received by a Subaccount or Fixed Account. Transfers into the DCA Fixed Account are not permitted.
Automatic Asset Rebalancing Program. The Automatic Asset Rebalancing program transfers your Contract’s Accumulated Value among Subaccounts (this excludes the Fixed Accounts) on a regular basis according to your instructions.

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Contract Benefits/Risks Summary
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Dollar Cost Averaging Program. Dollar Cost Averaging allows you to make regular transfers of predetermined amounts from either your Money Market Subaccount or the DCA Fixed Account to any or all of the other Subaccounts. The Dollar Cost Averaging amount from the Money Market Subaccount must be at least $50. You may select the Money Market Subaccount as the source account at any time and for any length of time.  You may select the DCA Fixed Account as the source account for Dollar Cost Averaging at any time for any 12 month period. A minimum new premium of $1,000 is required to establish the DCA Fixed Account.
Loans. You may borrow the Accumulated Value of your Contract less any applicable Decrease Charge and Debt. The maximum annual interest rate charged on Debt is 5.5%. For amounts that are transferred as collateral to the Loan Account, we pay an annual rate of 4%. For additional information see Loans in this prospectus and in your Contract. Loans may have tax consequences. See Federal Tax Matters.
Single Partial Surrenders. You may withdraw part of your Accumulated Value by giving us Notice. During each Contract Year, we deduct up to a $25 charge from the Accumulated Value for each partial surrender after the first one. This charge does not apply to Automatic Partial Surrenders (see below) or partial surrenders made after the Insured’s Attained Age 121. Decrease Charges may apply if the partial surrender results in a decrease in Face Amount. Partial surrenders may have tax consequences. See Federal Tax Matters.
Automatic Partial Surrenders. At any time after the end of the first Contract Year and while the Insured is alive, you may elect to have monthly automatic partial surrenders paid to you electronically. Decrease Charges may apply if the automatic partial surrender results in a decrease in Face Amount. Automatic partial surrenders may have tax consequences. See Federal Tax Matters.
Surrenders. At any time while the Contract is in force and the Insured is living, you may surrender this Contract by giving us Notice. A surrender may result in a Decrease Charge depending how long your Contract has been in force. Surrenders may have tax consequences. See Federal Tax Matters.
Premiums
Flexibility of Premiums. After you pay the initial premium, you may pay subsequent premiums at any time and in any amount, subject to some restrictions. While there are no scheduled premium due dates, you may schedule planned periodic premiums and then you will receive billing statements for the amount you select. You may elect to receive billing statements quarterly, semi-annually or annually. You also may elect to make pre-authorized automatic premiums using our electronic payment program. In most cases, you may make changes in the frequency and payment amounts at any time by giving adequate Notice to our Service Center.
Electronic Payment Program. Under this program, you may make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other acceptable payment source, rather than being billed. To set up the electronic payment program, you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.
Free Look Provision
You have the right to examine and cancel your Contract by mailing or delivering notice of cancellation along with your Contract to our Service Center or to your Thrivent Financial representative no later than 10 days after you receive it. (Some situations (e.g. replacements) or states allow a longer period of time during which a Contract may be canceled. Review the cover page of your Contract for the specific length of the Free Look Period applicable to your Contract.) The period to examine and cancel begins when you receive your Contract. If you return your Contract and give Notice of cancellation during this period, we will mail a refund to you within seven days after we receive your Contract and Notice of cancellation. In most states, this refund will equal the sum of the Accumulated Value on the date the Contract is returned to us plus any Percent of Premium Charge that was charged upon issue and any monthly deduction that was made. In other states, the refund equals the premium paid.

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Contract Benefits/Risks Summary
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Ownership Rights
While the Insured is living and the Contract is in force, you, as the Owner of the Contract, may exercise all of the rights and options described in the Contract, subject to the terms of any assignment of the Contract. These rights include, but are not limited to, selecting and changing the Beneficiary, changing the Face Amount of the Contract, and assigning the Contract.
Variable Account
The Variable Account is an investment account separate from the General Account sometimes known as a separate account. You may direct the money in your Contract to any of the Subaccounts of the Variable Account.
Each Subaccount invests in one of the corresponding Portfolios listed on the first page of this prospectus. Amounts in the Variable Account will vary according to the investment performance of the Portfolios in which the Subaccounts invest.
Fixed Account
You may place money in the Fixed Account where it earns interest at the effective annual interest rate of at least 3.55% for the first 10 Contract Years and then at the effective annual rate of at least 3.2% thereafter. We may declare higher rates of interest, but are not obligated to do so. The Fixed Account is part of our General Account.
DCA Fixed Account
If you elect this option we transfer amounts from the DCA Fixed Account to Subaccounts according to your allocation instructions for a period of 12 months from the time the DCA Fixed Account is funded. The amount in the DCA Fixed Account is credited with an interest rate that is determined in the year the payment is allocated to the DCA Fixed Account. If the payment is allocated in the first 10 Contract Years, the effective annual interest rate for that 12 month period is at least 3.55%. If the payment is allocated after the first 10 Contract Years, the effective annual interest rate for that
12 month period is at least 3.2%. You may fund the DCA Fixed Account at any time initially, and thereafter at any time when no funds remain in the DCA Fixed Account.
Loan Account
The Loan Account is the amount securing any loan you make. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from the other amounts in your Contract. The excess of amounts charged to the loan over amounts credited to the amount held as collateral for the loan is transferred to the Loan Account.
Accumulated Value
Accumulated Value is the sum of your amounts in the Subaccounts, the DCA Fixed Account, the Fixed Account and the Loan Account. Accumulated Value varies from day to day, depending on the investment performance of the Subaccounts you select, interest we credit, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans).
Settlement Options
There are several ways of receiving proceeds under the Contract other than in a lump sum. Proceeds distributed according to a settlement option do not vary with the investment experience of the Variable Account. The minimum amount you may apply to a settlement option is $2,000.
Additional Benefits
We offer several Additional Benefits under the Contract. There is a charge associated with most of these insurance benefits. Your Thrivent Financial representative can help you determine whether any of these benefits are suitable for you.
Contract Risks
Investment Risk
The Contract is not suitable as a short-term investment vehicle. If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Subaccounts will be unfavorable and that the Accumulated Value will

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Contract Benefits/Risks Summary
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decrease. The assets in each Subaccount are invested in a corresponding Portfolio of the Fund. A comprehensive discussion of the risks of each Portfolio may be found in the Fund’s prospectus. You could lose everything you invest and your Contract could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Accounts, then we credit your Accumulated Value in the Fixed Accounts with a declared rate of interest. You assume the risk that the rate may decrease, although the Fixed Account rate will never be lower than a guaranteed minimum annual effective rate of 3.55% for the first 10 Contract Years and then at least 3.2%.
Risk of Lapse
If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send us a sufficient payment by a specified date. Your Contract generally will not lapse:
♦	if you make timely payment of the minimum premium amount required to keep a No-Lapse Guarantee in effect; or
♦	if during the grace period you make a payment sufficient to cover the next two monthly deductions plus any additional amount necessary to bring your Cash Surrender Value to a positive balance before the end of the grace period.

Subject to certain conditions, you may reinstate a lapsed Contract.
Tax Risks
We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. In addition, assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100.
Under current tax law, Death Proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Proceeds. However, Death Proceeds may be subject to state and/or federal estate and/or inheritance tax.
Depending on the total amount of premiums you pay, the Contract may be treated as a modified endowment contract (MEC) under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. See Federal Tax Matters.
If the Contract lapses, a tax may result. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC.
We make no guarantees regarding any tax treatment—federal, state or local—of any Contract or of any transaction involving a Contract.
You should consult a qualified tax advisor for assistance in all Contract-related tax matters.
Surrender and Partial Surrender Risks
You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Contract to meet long-term financial goals.
A Decrease Charge will be assessed if the Contract is surrendered in the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If a partial surrender results in a decrease in

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Contract Benefits/Risks Summary
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Face Amount, a Decrease Charge applies to Face Amount decreases during the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If you select a level Death Benefit Option, a partial surrender will generally reduce the Face Amount of the Contract. Depending on the amount of premium paid, or any decrease in Face Amount, there may be little or no Cash Surrender Value available to you at the time you surrender your Contract. Decrease Charges also reduce your Cash Surrender Value and therefore, in the early Contract Years, your Cash Surrender Value may be less than the premiums paid.
Even if you do not ask to surrender your Contract, Decrease Charges may play a role in determining whether your Contract will lapse (terminate without value). This is because Decrease Charges affect the Cash Surrender Value, a measure we use to determine whether your Contract will enter a grace period (and possibly lapse). See Risk of Lapse in this section.
A partial surrender will reduce Accumulated Value, Death Benefit and the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement.
A surrender or partial surrender may have tax consequences.
Loan Risks
A Contract loan, whether or not repaid, will affect the Accumulated Value over time because we transfer the amount of the Debt from the Subaccounts and/or Fixed
Accounts as collateral. This loan collateral does not participate in the investment performance of the Subaccounts.
We reduce the amount we pay on the Insured’s death by the amount of any outstanding Debt. Your Contract may lapse (terminate without value) if your Debt reduces the Cash Surrender Value to less than zero.
Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio in which the Subaccounts invest may be found in the Fund’s prospectus. Please refer to the prospectus for the Fund for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

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Fee Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The amounts shown are the maximum amount charged unless otherwise noted. If the amount of a charge varies depending on the Insured’s individual characteristics (such as age, sex or risk class), the tables below show the minimum and maximum charges we assess under the Contract across the range of all possible individual characteristics, as well as the charges for a specified typical Insured. These charges may not be representative of the charges you will actually pay under the Contract.
Your Contract’s declaration page will indicate the specific charges applicable to your Contract, and more detailed information concerning your charges is available on request from our Service Center at (800) 847-4836.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value among the Subaccounts and the Fixed Accounts.
Transaction Fees
Charge	When Deducted	Amount Deducted
Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment[1]
Premium Tax Charge	Not applicable[2]	Not applicable[2]
Decrease Charge[3]	Upon surrender, lapse or any decrease in the Face Amount
Maximum		$51.00 per $1,000 of decrease in Face Amount
Minimum		$3.37 per $1,000 of decrease in Face Amount
Charge for a male Insured, Issue Age 40, in the standard nontobacco risk class with a Face Amount of $325,000, in the first Contract Year		$23.43 per $1,000 of decrease in Face Amount
1 If the Face Amount is more than $250,000, 4% of each premium payment. The Percent of Premium Charge may not be deducted in certain situations.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
3 The Decrease Charge applies to decrease in Face Amount during the first 10 Contract Years and during the first 10 years following an increase in Face Amount. The Decrease Charge remains level for the first five years of the Contract (or during the first five years following an increase in Face Amount), and then decreases each Contract Year to zero after year 10 (and to zero after the 10th year following an increase in Face Amount). Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. See Charges and Deductions.
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Fee Tables
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Transaction Fees, cont.
Charge	When Deducted	Maximum Amount Deducted
Partial Surrender Charge	Upon each partial surrender[4]	$25 per withdrawal
Transfer Charge	Upon each transfer[5]	$25 per transfer
Accelerated Death Benefit	On exercise of benefit[6]	$150
Illustration of Hypothetical Values	Upon each request[7]	$25 per illustration
4 The charge applies upon each partial surrender in excess of one per Contract Year. 5 The charge applies to each transfer in excess of the first twelve transfers made in a Contract Year. 6 The charge may vary by state and may be lower in some states. 7 The charge applies upon each request in excess of one in a Contract Year. There is no charge for illustrations provided prior to Contract purchase.
Periodic Charges Other Than Fund Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Charge	When Deducted	Amount Deducted (Annualized)
Cost of Insurance Charge[8]	On Date of Issue and monthly thereafter
Maximum		$999.96 per $1,000 of amount at risk[9]
Minimum		$0.18 per $1,000 of amount at risk[9]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $325,000, in the first Contract Year		$1.52 per $1,000 of amount at risk[9]
Asset Charge A charge based on Accumulated Value	On Date of Issue and monthly thereafter	0.55% of the Accumulated Value[10]
8 Cost of insurance charges depend on the Insured’s Issue Age, sex (in most states), amount at risk, Face Amount, risk class and duration of the Contract. 9 For more information on the calculation of this charge see Charges and Deductions.
10 The amount applies during the first 10 Contract Years. After the 10th Contract Year, the maximum annual rate drops to 0.20% of the Accumulated Value.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Mortality and Expense Risk Charge A banded charge based on Subaccount Accumulated Value	On Date of Issue and monthly thereafter	0.45% of the Subaccount Accumulated Value[11]
Per Unit Charge[12]	On Date of Issue and monthly after issue, and monthly after Face Amount increase
Maximum Charge		$6.00 per $1,000 of Face Amount
Minimum Charge		$0.00 per $1,000 of Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $325,000, in the first Contract Year		$0.77 per $1,000 of Face Amount
Basic Monthly Charge	On Date of Issue and monthly thereafter	$108 [13]
Debt Interest	Accrues daily	5.5% on Debt[14]
Preferred Debt Interest	Accrues daily	5% on preferred Debt[14]
11 Maximum mortality and expense charge. Actual current charges may be less. For more information on this charge see Charges and Deductions.
12 The charge applies for the first 120 months after issue and the first 120 months after an increase in Face Amount. See Charges and Deductions.
13 Charge shown is for adults (18 + years) and equates to $9.00 per month. For juvenile (0-17 years) Contracts, the charge is $90 per year, which equates to $7.50 per month.
14 Reflects maximum gross interest rate before crediting of interest. The interest accrues daily and is not deducted from the Accumulated Value. The net accrued interest is added to the Debt. See Loans.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Additional Benefit Charges:[15]
Accidental Death Benefit	On the rider date of issue and monthly thereafter[16]
Maximum		$1.1208 per $1,000 of rider coverage amount
Minimum		$0.0696 per $1,000 of rider coverage amount
Charge for a male Insured, Issue Age 40, in the standard risk class in the first Contract Year		$0.42 per $1,000 of rider coverage amount
Term Life Insurance Benefit	On the rider date of issue and monthly thereafter[17]
Maximum		$999.96 per $1,000 of rider coverage amount
Minimum		$0.43 per $1,000 of rider coverage amount
Charge for a male Insured, Issue Age 40, in the standard nontobacco risk class with a Face Amount/rider coverage amount of $325,000[18], in the first Contract Year		$1.44 per $1,000 of rider coverage amount
15 Charges for Additional Benefits may vary based on Attained Age or Issue Age, sex (in most states), risk class, Face Amount, amount at risk, or rider coverage amount. Charges based on age may increase as the Insured ages. The charges noted apply if the rider is included in your Contract and the Contract and/or rider has not otherwise terminated. Before you purchase a Contract, we will provide you a free personalized illustration of your future benefits under the Contract.
16 This charge applies until the Insured’s Attained Age 70.
17 This charge applies until the end of the term period.
18 The amount of coverage includes $162,500 of base coverage and $162,500 of term rider coverage with a total of $325,000 in coverage.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Applicant Waiver of Selected Amount Benefit Charge	On the rider date of issue and monthly thereafter
Maximum		195% of the selected monthly premium amount[19]
Minimum		5% of the selected monthly premium amount[19]
Charge for an Insured, Issue Age 0 and applicant age 30, in the standard risk class, in the first Contract Year.		6% of the selected monthly premium amount[19]
Child Term Life Insurance Benefit	On the rider date of issue and monthly thereafter	$6.00 per $1,000 of rider coverage amount[20]
Annual Increase Benefit		No charge for this benefit[21]
Disability Waiver of Monthly Deduction Benefit	On the rider date of issue and monthly thereafter
Maximum		195.5% of all monthly deductions[22]
Minimum		4.8% of all monthly deductions[22]
Charge for a male Insured, Issue Age 40, in the standard risk class		7.7% of all monthly deductions[22]
19 Any amount selected by the Contract Owner at issue between a pre-defined range. The minimum amount is the 10-Year No-Lapse Guarantee Premium amount and the maximum amount is the guideline level premium as described under the Internal Revenue Code. Please see Additional Benefits for more information on applicability of this charge.
20 The charge applies until Insured’s Attained Age 80.
21 This benefit will result in annual increases in Face Amount, which will result in increases in your overall cost of insurance deductions.
22 The charge applies until Insured’s Attained Age 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, per unit charge, asset charge, and mortality and expense risk charge.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Disability Waiver of Selected Amount Benefit	On the rider date of issue and monthly thereafter
Maximum		98% of the selected monthly premium amount[23]
Minimum		1.9% of the selected monthly premium amount[23]
Charge for a male Insured, Issue Age 40, in the standard risk class		3.7% of the selected monthly premium amount[23]
Guaranteed Increase Option Benefit	On the rider date of issue and monthly thereafter
Maximum		$2.52 per $1,000 of rider coverage amount[24]
Minimum		$0.36 per $1,000 of rider coverage amount[24]
Charge for an Insured, Issue Age 0		$0.36 per $1,000 of rider coverage amount[24]
Spouse Term Life Insurance Benefit	On the rider date of issue and monthly thereafter
Maximum		$999.96 per $1,000 of rider coverage amount[25]
Minimum		$0.43 per $1,000 of rider coverage amount[25]
Charge for a female Insured, Issue Age 35, in the standard nontobacco risk class with a rider coverage amount of $350,000, in the first Contract Year		$1.20 per $1,000 of rider coverage amount[25]
23 The charge applies until Insured’s Attained Age 65. Any amount selected by the Contract Owner at issue between a pre-defined range. The minimum amount is the 10-Year No-Lapse Guarantee Premium amount and the maximum amount is the guideline level premium as described under the Internal Revenue Code.
24 The charge applies until the first rider anniversary on or after Insured’s age 43.
25 The charge applies until the earlier of the Insured’s or spouse’s death or divorce, or the end of the term period.
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
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Fee Tables
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	Maximum	Minimum
Total Annual Fund Operating Expenses[26] (expenses that are deducted from Fund assets, including management fees, and other expenses):	3.76%	0.25%
26 Thrivent Financial has agreed to reimburse certain expenses associated with the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (minimum and maximum) of total operating expenses charged by the Portfolios was 0.25% to 1.30%. The voluntary reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2016 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, if any, amounts are based on estimates for the current fiscal year.
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
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Thrivent Financial and the General Account
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Thrivent Financial
Thrivent Financial is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
General Account
The General Account consists of all assets owned by Thrivent Financial other than those segregated in any Variable Account. Subject to applicable law, we have sole discretion over the investment of the General Account assets. You do not share directly in the investment returns of those assets. The Fixed Accounts are part of our General Account. Each quarter, we will declare an effective annual interest rate for the Fixed Accounts. We guarantee that the effective annual interest rate will never be less than 3.55% for the first 10 Contract Years and then at least 3.2% thereafter. We may credit interest at a rate in excess of these guarantees.
The Fixed Accounts have not been registered under the Securities Act of 1933 (1933 Act), and the Fixed Accounts have not been registered as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Fixed Account
The Fixed Account is an investment option that provides a declared rate of interest. Unlike the Subaccounts of the Variable Account, the performance of the Fixed Account does not rely on the performance of the financial markets. We credit interest daily on amounts in the Fixed Account. Interest accrues on amounts allocated or transferred to the Fixed Account from the date of allocation or transfer.
DCA Fixed Account
The DCA Fixed Account is an account for which you direct an amount to be transferred from the DCA Fixed Account to one or more Subaccounts on a monthly basis for 12 months. Like the Fixed Account above, we credit interest daily on amounts in the DCA Fixed Account. The interest rate credited to this account is determined on the date the amount is allocated to the DCA Fixed Account. The interest rate will be effective for 12 months and will never be less than the applicable guaranteed rate, described above for the Fixed Accounts.
Loan Account
When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from other amounts in your Contract. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan plus the difference between any interest credited and interest charged.
Maintenance of Solvency
This provision applies only to values in the General Account.
If our reserves for any class of Contracts, other than those portions of any Contract that provide variable benefits based on the experience of a separate account, become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. You may make the extra payment by an equivalent reduction in benefits or a payment in cash. If you do not make the extra payment within 60 days from the date we notify you of your share of the deficiency, the amount will be charged as a loan against the Contract with an annual interest rate of 5%.

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The Variable Account and the Portfolios
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Variable Account
Thrivent Variable Life Account I is a segregated asset account established by the Board of Directors of Thrivent Financial (then, Aid Association for Lutherans) on May 8, 1997 pursuant to the laws of the State of Wisconsin and the first investment was made on March 31, 1998. The account meets the definition of “separate account” under the federal securities laws. The Variable Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission (SEC) under the 1940 Act. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
The Variable Account is divided into Subaccounts. Net Premiums flow through the Contract to either the Variable Account or the Fixed Accounts according to your instructions. From the Variable Account, the Net Premium flows to the Subaccounts in the amounts or percentages you allocate. In turn, the Subaccounts invest in shares of one of the corresponding Portfolios of the Fund at net asset value. We describe these Portfolios and their investment objectives later in this prospectus. Net Premiums are allocated to a Subaccount, and the resulting Accumulated Value will increase or decrease based on the investment experience of that Subaccount’s corresponding Portfolio and fees and charges under the Contract. We make no assurance that the Portfolios will meet their investment objectives. You bear all the investment risk for premiums allocated to the Subaccounts.
We own the assets of the Variable Account and keep them legally segregated from the assets of the General Account. The assets of the Variable Account shall, at the time during the year that adjustments in the reserves are made, have a value at least equal to the reserves and other Contract liabilities with respect to the Variable Account and, at all other times, shall have a value approximately equal to or in excess of such reserves and liabilities. The Variable Account will be fully funded at all times for purposes of the federal securities laws. The assets of the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct, except to the extent that the assets of the Variable Account exceed the reserves and other contract liabilities of the Variable Account arising under the contracts supported by the Variable Account. We are obligated to pay all amounts promised to you under the Contract.

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The Variable Account and the Portfolios
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Variable Investment Options and the Subaccounts
You may allocate the Net Premiums paid under the Contract and transfer the Contract’s Cash Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Growth and Income Plus Portfolio	To seek long-term capital growth and income.
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Bond Index Portfolio	To strive for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market

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The Variable Account and the Portfolios
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conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount or the Fixed Account as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

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The Variable Account and the Portfolios
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Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for

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The Variable Account and the Portfolios
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any other reason in our sole discretion, we may substitute a different investment option for any of the current Portfolios. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

The Contract
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We issue Contracts to applicants who are age 16 or older who become benefit members of Thrivent Financial. We also issue Contracts when the proposed Insured is younger than age 16, but is otherwise eligible for benefit membership. The benefit member is approved by Thrivent and will be named in the Application.
While the Insured is alive, the Owner of the Contract may exercise every right and enjoy every benefit provided in the Contract.
If the Insured and Owner of the Contract is younger than age 16 (juvenile), an adult must apply on behalf of the Insured/Owner in this case and retain control over the Contract. The adult is referred to as the applicant controller in the Contract. The applicant controller exercises certain rights of ownership on behalf of the juvenile. These rights are described in the Contract. The applicant controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.

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The Contract
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After the juvenile Insured/Owner attains age 16, control will transfer to the Insured/Owner on the earlier of:
♦	the Contract Anniversary after the Insured’s 21st birthday;
♦	the date on which the applicant controller transfers control to the Insured/Owner by giving us Notice; or
♦	the date of death of the applicant controller.
If the person who has control of the Contract dies before the juvenile Insured attains age 16, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Insured, we may transfer control of the Contract to some other eligible person according to our bylaws.
Applying for a Contract
We sell the Contract through our Thrivent Financial representatives who also are registered representatives of Thrivent Investment Management Inc. To apply for a Contract please contact your Thrivent Financial representative. You can locate your Thrivent Financial representative by calling (800) 847-4836 or visiting our Web page at www.thrivent.com.
Purchasing a Contract
In order to purchase a Contract, you must submit a completed Application and an initial premium to us at our Service Center through any Thrivent Financial representative. We will begin processing your request to purchase a Contract when we receive the Application in Good Order.
In general, we may issue Contracts on Insureds up to age 80 to persons who are eligible for membership in Thrivent Financial. The minimum Face Amount will vary depending upon your age. For ages 17 and under, the minimum issue amount is $25,000. For ages 18 to 80, the minimum amount is $100,000. Minimum ages and issue amounts may vary in certain states. We require proof of insurability, which may include a medical examination. We offer people who do not use tobacco products the most favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Replacement of Existing Insurance
It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts to purchase this Contract. You should compare your existing insurance and this Contract carefully. You should replace your existing insurance only when you determine that this Contract is better for you. For example, does this Contract have additional features that meet your insurance needs more completely?
You should consider all of the following before exchanging existing insurance for this Contract.
♦	You may have to pay a decrease or surrender charge on your existing insurance, and this Contract imposes a new Decrease Charge period. Decrease Charges have an impact on the available Cash Surrender Value.
♦	Value transferred from your existing insurance may be applied to expenses including commissions for this Contract.
♦	You generally pay higher premiums at older ages. In addition, if your health has declined, you may pay higher premiums.
♦	A new contract also has a new two year contestability period in which an insurance company may dispute a death claim based on a material misstatement in the Application.
You should speak with your financial professional or tax advisor to determine whether the exchange of an existing insurance policy for this Contract will be a tax-free exchange. If you surrender your existing insurance policy for cash and then purchase this Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.
If the premium is coming from the issuer of your existing insurance policy, the issuance of this Contract may be delayed.
Term Conversion
Contract Owners may be eligible for a contractual conversion incentive to convert their Thrivent Financial term insurance contract(s) or rider(s) to permanent coverage.

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The Contract
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If you are eligible for and exercise the conversion privilege found in eligible Thrivent Financial term contracts and riders, Thrivent Financial will give you a credit toward the first premium payable for the new coverage. The amount of the credit will not be less than $1.00 per $1,000 of term insurance that is converted.
Review this opportunity with your Thrivent Financial representative to determine whether it is available to you and right for you.
When Insurance Coverage Takes Effect
No insurance will take effect unless and until all of the following conditions are present and satisfied during the lives of all persons to be insured: (a) the Contract has been issued and delivered to you; (b) the first full premium has been paid; and (c) the health of all persons to be insured remains as stated in the Application. We begin to deduct monthly deductions from your Accumulated Value on the Contract Date. Monthly deductions apply as of the Date of Issue.
Free Look Provision
Your Contract provides for an initial Free Look Period. You, as the Owner, have the right to examine and cancel your Contract within 10 days after you receive it. (Some situations (e.g. replacements) or states allow a longer period of time during which a Contract may be cancelled.) To cancel your Contract you may either:
♦	deliver or mail your Contract along with Notice to your Thrivent Financial representative, or
♦	deliver or mail your Contract along with Notice to cancel to the Service Center.
Notice given by mail and return of the Contract by mail are effective on being postmarked, properly addressed and postage prepaid.
Within seven days after we receive your request for cancellation, we will cancel the Contract and send you a refund.
In most states, we will refund to you an amount equal to the Contract’s Accumulated Value plus any Percent of Premium Charge and any monthly deduction made. To determine the amount to refund, we will use the Accumulation Unit Value as of the date the returned Contract or notification of cancellation is received by
us. This amount may be different than the premium you paid depending upon the investment experience of the Subaccount(s) you selected. If you elect to allocate the premium paid into the Subaccount(s) during the free look period, you do so at your risk. In other states, the amount we refund under the free look provision is the sum of premiums you paid. We may postpone payment of the refund under certain conditions.
Incontestability Provision
We will not contest the validity of your Contract after it has been in force during the Insured’s lifetime for two years from the Date of Issue except for any provisions granting benefits in the event of total disability.
Misstatement of Age or Sex Provision
If the insured’s age or sex has been misstated, amounts provided by the contract will be adjusted using one of the following methods:
1.If misstatement is discovered upon the Insured’s death, the Face Amount will be changed to be the amount that would have been provided by the most recent cost of insurance deduction using the correct age and sex. The Death Proceeds on the date of change will not be less than the Cash Surrender Value prior to the change.
2.If misstatement is discovered while the Insured is living, the Accumulated Value will be changed to be the amount that would have been provided if the correct age and sex had been used to calculate values beginning on the Date of Issue. However, if this would result in termination of the contract, the Accumulated Value will not change and the Face Amount will be changed as in (1) above. All future contract charges will be based on the correct age and sex.
These methods will be revised as necessary for the Contract to continue to qualify as life insurance under federal tax law.
Suicide Exclusion Provision
If the Insured dies by suicide within two years after the Date of Issue, the Death Proceeds of this Contract are limited to premiums paid less the sum of: (1) any Debt; and (2) any partial surrenders. If the Insured dies by

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The Contract
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suicide within two years after the effective date of an increase in Face Amount, the Death Proceeds with respect to the increase are limited to the cost of insurance and per unit charge for the increase.
Ownership Rights
The Contract belongs to the Owner named in the Application. While the Insured is living, the Owner may exercise all of the rights and options described in the Contract. The Insured is the Owner unless the Application specifies another person as the Owner, or the Owner is changed after issue. If the Owner is not the Insured and dies before the Insured, ownership of the Contract will pass to the Owner’s estate, unless a successor Owner has been designated. To the extent permitted by law, Contract benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).
The Contract Owner may transfer ownership of the Contract, if the new owner is eligible under our Bylaws, or assign the Contract as collateral by giving Notice. Transfer of ownership will be effective as of the date you sign the Notice or, if the Notice is not dated, on the date the Notice is received at our Service Center.
The Contract Owner may name one or more Beneficiaries to receive Death Proceeds. The Contract Owner will classify each Beneficiary as primary or contingent. Upon the Insured’s death, we will pay the Death Proceeds to the Beneficiaries as follows:
1.Proceeds will be paid to the primary Beneficiaries who are then alive.
2.If no primary Beneficiaries are living, proceeds will be paid to the surviving contingent Beneficiaries.
3.If no Beneficiary survives, proceeds will be paid to the Contract Owner or, if the Insured is the Contract Owner, to the Insured’s estate.
Other designations or successions of Beneficiaries may be arranged with us. Any Beneficiary who dies simultaneously with the Insured or within 15 days after the Insured dies and before Death Proceeds have been paid will be deemed to have died before the Insured.
The Contract Owner may change the Beneficiary by giving Notice while the Insured is living. Notice must be received by the Service Center and approved before it will be effective. The effective date of the change will be the date the Owner signs the Notice or, if the Notice is not dated, the date it is received at our Service Center. We are not liable for any payment made or action taken by us before we receive Notice.
Modifying the Contract
No representative of Thrivent Financial except the president or the secretary may change any provisions of the Contract.
Termination
Your Contract will terminate if the Contract lapses, the Insured dies, you exercise the right to a full payout under the accelerated death benefit rider, or if you surrender the Contract.
State Variations
Any state variations in the Contract are covered in a special policy form for use in that state. If you would like to review a specimen copy of the Contract and Additional Benefits, contact our Service Center.

Premiums
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Initial Premium
You may allocate your premium to any Subaccount of the Variable Account and/or the Fixed Accounts. If your Application is in Good Order and we approve your Application, we will allocate your initial premium to your selected Subaccounts, DCA Fixed Account and/or Fixed Account as of the Contract Date. See Net Premiums & Premium Allocation. If we determine the Application and corresponding materials are not in Good Order, we will contact you. When we contact you, we will inform

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Premiums
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you of any information or further materials that we require to issue the Contract. When we make such requests, we will request you to provide us with any such information or materials within a certain period. If we do not receive the necessary information or materials within that period, we will retire your Application and return your premium payment.
We will issue your Contract if you meet all underwriting and other requirements. We issue contracts only with a Date of Issue between the 1st and the 28th of any month. New Contracts that would otherwise receive a Date of Issue of the 29th through the 31st of any month will instead be given a Date of Issue of the 28th day of the month.
The minimum premium required to issue the Contract is equal to the 10-Year No-Lapse Guarantee premium unless the extended No-Lapse Guarantee is elected in the Application. If you elect the optional extended No-Lapse Guarantee, the initial premium cannot be less than the extended No-Lapse Guarantee premium. See No-Lapse Guarantee.
Flexible Premiums
This Contract is a flexible premium variable adjustable life contract. After a minimum initial premium, premiums may be paid at any time and in any amount, subject to some restrictions. All premium payments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, most third-party checks or other types of payments defined as not acceptable in our standard procedures. There are no scheduled premium due dates. However, we have the ability to assist you by scheduling planned periodic premiums. Planned periodic premiums are premiums you elect to pay on a regular basis. We will send you billing statements for an amount you select. You may select quarterly, semi-annual or annual statements. You may also elect to make pre-authorized automatic premiums using our electronic payment program. In most cases, you may make changes in frequency and payment amounts at any time with adequate notice.
We recommend that you pay at least a No-Lapse Guarantee Premium to protect your Contract from lapsing. Paying this minimum premium amount ensures that your Contract will not lapse in the event the Cash Surrender Value is not sufficient to pay the monthly deductions. See No-Lapse Guarantee. In certain circumstances, a premium payment may cause the Contract to be characterized as a modified endowment contract. See Federal Tax Matters. You should discuss the amount and frequency of your premiums with your Thrivent Financial representative.
Premium in Default and Grace Period
Unless a No-Lapse Guarantee is in effect, a premium is in default on a Monthly Anniversary if a monthly deduction to be made on that date would result in a Cash Surrender Value less than zero. You will be given 61 days from the date notice is mailed to you (in most states) to pay the required premium in order to avoid lapse. In addition, whenever the Contract Debt exceeds the Accumulated Value, the grace period provision will apply. We will notify you of the premium required to keep the Contract in force. The amount indicated in the notice will be based on the Valuation Date on which the notice is produced. The amount needed to prevent the Contract from lapsing may increase or decrease daily based on fluctuations in the Subaccounts you selected.
You should discuss the amount with your Thrivent Financial representative. The Contract will continue in force through the grace period.
If the Insured dies during the grace period, the Death Proceeds payable will be reduced by the amount of the monthly deductions due and unpaid and the amount of any outstanding Contract Debt.
Net Premiums & Premium Allocation
We deduct a Percent of Premium Charge of 5% on each premium while the Face Amount is less than $250,000, otherwise 4% of each premium. The remainder of the premium is the “Net Premium.” The Percent of Premium Charge may not be deducted in certain situations. Net Premiums are the amounts we direct to the various Subaccounts and/or Fixed Accounts according to your allocation instructions.
We will allocate your Net Premium according to the allocation instructions on your Application or most recent allocation instructions on file. Your allocation must be in whole percentages and total 100%. If the

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Premiums
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allocation request is not completed, is not in whole percentages, or does not total 100%, then the request will be treated as not in Good Order. We will process the allocation request when it is in Good Order. You may change your allocation percentages for future payments at any time by giving us Notice.
If we receive your premium before the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time, the time we determine the value of the Accumulation Units) on a Valuation Date, allocation occurs at the end of the day in which we receive your payment. If we receive your premium on a non-Valuation Date or after the NYSE closes, the allocation occurs as of the end of the next Valuation Date.
The NYSE is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Premium Billing
We will send premium billings based on the amount and interval of premium payments that you requested at the time of Application. Upon our approval, the Contract Owner may change the amount, the interval or the method of billing.
Electronic Payment Program
Our electronic payment program allows you to make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other applicable payment source, rather than being billed. Under this plan, we draw from your account on the date you select and we will allocate premiums to the Subaccount(s) or Fixed Account according to your instructions. However, if the purchase date you have chosen falls on a weekend (or holiday) in any given month, we will treat your order as being received by us on the next Valuation Date. To set up the electronic payment program you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.
Limits
We reserve the right to:
♦	limit the amount of premiums; and
♦	refuse any premium that adversely affects life insurance qualification under the Internal Revenue Code.
In addition to excluding life insurance Death Benefits from the Beneficiary’s gross income, the Internal Revenue Code also excludes increases in Accumulated Value, prior to receipt, from the income of the Contract Owner. To qualify for this exclusion, federal tax law limits the premiums you may pay and requires that the Accumulated Value be limited to a certain percentage of the Death Benefit. We will return the portion of any premium payment that causes the limit on premiums to be exceeded unless the premium is required to keep the contract in force.
In the event of a reduction in the Face Amount, or other changes to the Contract which cause the premiums paid or the Accumulated Value to exceed the applicable limit stated in the Internal Revenue Code regarding the definition of life insurance, we will refund any excess premiums or cash necessary to comply with the limit stated in the Internal Revenue Code, or in limited circumstances may increase the Death Benefit.

No-Lapse Guarantee
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A No-Lapse Guarantee ensures that your coverage will continue even if the Cash Surrender Value is insufficient to pay the current monthly deductions. If timely payment of a minimum premium amount (the No-Lapse Guarantee Premium) is received and the monthly deduction to be made exceeds the
Accumulated Value less any Debt, no deduction will be made. Instead, the monthly deduction will be postponed until the next day on which the Accumulated Value less any Debt exceeds the amount of

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No-Lapse Guarantee
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the postponed monthly deduction. At that time the postponed amount will be deducted from the Accumulated Value.
The No-Lapse Guarantee Premium is the minimum monthly premium required to keep your No-Lapse Guarantee in effect. Your particular No-Lapse Guarantee Premiums are shown on the schedule page of your Contract. The No-Lapse Guarantee Premium is calculated specifically for each Contract on the Date of Issue. The No-Lapse Guarantee will vary by Issue Age, sex, Face Amount, Additional Benefits, Death Benefit Option, and risk class (which may include ratings).
Under the Contract, two No-Lapse Guarantees are generally available depending on the amount of your initial premium and Issue Age: the 10-Year and the extended No-Lapse Guarantee.
10-Year No-Lapse Guarantee
The 10-Year No-Lapse Guarantee is automatically available to you when you purchase the Contract. The 10-Year No-Lapse Guarantee ensures your Contract will not lapse for the first 10 Contract Years as long as premium requirements are met. The latest possible termination date for the 10-Year No-Lapse Guarantee is the Contract Anniversary after 10 Contract Years.
Extended No-Lapse Guarantee
The extended No-Lapse Guarantee is available to you if the Insured’s Issue Age is less than 65 and if you elected the extended No-Lapse Guarantee in the Application. The extended No-Lapse Guarantee provides a longer level of guarantee than the 10-Year. The latest possible termination date for the extended No-Lapse Guarantee is the Contract Anniversary after the Insured’s 75th birthday.
The type of guarantee, the amount of the No-Lapse Guarantee Premium and termination date for the guarantee are shown on the schedule page of your Contract.
Each month, we will determine if a No-Lapse Guarantee remains in effect. A No-Lapse Guarantee will remain in effect if the accumulation with interest of all premiums paid and credited less any partial surrenders and Debt is greater than or equal to the accumulation with interest of No-Lapse Guarantee Premiums for that guarantee since the Date of Issue. The rate used for this accumulation is 4.0% for the 10-year guarantee and 3.0% for the extended guarantee. If the Contract includes a disability waiver of monthly deduction benefit, the No-Lapse Guarantee Premium will not be added to this accumulation on any Monthly Anniversary on which we waive or credit the Monthly Deduction under that rider.
If this requirement is not met, and the No-Lapse Guarantee has not terminated, the No-Lapse Guarantee will become inactive. We will notify you and any assignee of the amount required to reactivate that guarantee. The notification will specify a period of time during which you may pay the amount required to reactivate that guarantee. That period will end no less than 61 days after we send notification. While the Contract is in force, any inactive No-Lapse Guarantee can be reactivated by paying premiums sufficient to meet the requirements for that guarantee. If you do not pay the amount required for reactivation, the No-Lapse Guarantee will terminate:
♦ 10-Year No-Lapse Guarantee	The earlier of (1) the Monthly Anniversary on which the 10-Year No Lapse Guarantee has been continuously inactive for 6 months or (2) the 10-Year No-Lapse Guarantee Termination Date shown in your Contract.
♦ Extended No-Lapse Guarantee	The earlier of (1) the Monthly Anniversary on which the Extended No-Lapse Guarantee has been continuously inactive for 12 months or (2) the Extended No-Lapse Guarantee Termination Date shown in your Contract.
However, this does not necessarily terminate your Contract. See Contract Lapse and Reinstatement. If the Contract is in force and an inactive No-Lapse Guarantee is due to terminate prior to its termination date, we will notify you of the premium required to reactive that guarantee. This notification will be sent to you at the address last known to us at least 31 days before the Monthly Anniversary on which the No-Lapse Guarantee

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No-Lapse Guarantee
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is due to terminate. If the required premium is received by our Service Center before that Monthly Anniversary, the No-Lapse Guarantee will be reactivated. Otherwise, the No-Lapse Guarantee will terminate on that Monthly Anniversary. A No-Lapse Guarantee that has terminated cannot be reactivated.
If you change your Face Amount, Death Benefit Option, risk class, or Additional Benefits, we will correspondingly change the No-Lapse Guarantee Premium. Any new No-Lapse Guarantee Premium applies from the effective date of the change.
Please note that the No-Lapse Guarantee will terminate automatically as determined by the type of No-Lapse Guarantee (described above). After termination, the insurance coverage provided by the Contract will remain in force as long as your Cash Surrender Value is large enough to pay monthly deductions. See Contract Lapse and Reinstatement.

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Contract Values
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Accumulated Value
On the Contract Date, the Accumulated Value is the first Net Premium less any monthly deductions. After the Contract Date, Accumulated Value is equal to the sum of the accumulated values in the Contract’s Subaccounts, DCA Fixed Account, Fixed Account and Loan Account and may change daily.
The Accumulated Value of your Contract, at any one time, is determined by: multiplying the total number of Accumulation Units for each Subaccount by its appropriate current Accumulation Unit Value; adding together the resulting values of each Subaccount; and adding any accumulated value in the Fixed Account, DCA Fixed Account and the Loan Account.
While Debt is not deducted from Accumulated Value, Debt does reduce the amount you would receive upon surrender of your Contract and the amount available to pay charges. Debt does not share in the investment performance of the Subaccounts and accrues interest charges which may result in less interest credited to your Contract than if the amounts were allocated to the Fixed Accounts.
Over the life of your Contract, many factors determine its Accumulated Value. They include:
♦	premiums paid;
♦	the investment experience of the Subaccounts;
♦	interest credited to the Fixed Account, DCA Fixed Account and Loan Account;
♦	loans taken and Debt repayments;
♦	interest charged for any loans taken;
♦	partial surrenders taken; and
♦	charges and deductions taken.
Because a Contract’s Accumulated Value is based on the variables listed above, it cannot be predetermined. Accumulated Value in the Subaccounts will largely be determined by market conditions and investment experience of the underlying Portfolios. The Owner will bear all such risk.
Amounts held in the Fixed Accounts are invested with our General Account assets. Interest will be credited on amounts allocated to the Fixed Accounts. Interest is compounded daily and the effective annual interest rate will never be less than 3.55% annually for the first 10 Contract Years and then at least 3.2% thereafter and is subject to the Contract charges and deductions.
Fixed Account
The Fixed Account accumulated value reflects Net Premiums allocated to the Fixed Account, transfers of Accumulated Value to or from the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. Each day the accumulated value in the Fixed Account will change based upon these factors. Review your Contract for further detail.
DCA Fixed Account
The DCA Fixed Account accumulated value reflects the Net Premium directed to fund the account to establish the Dollar Cost Averaging program, transfers of accumulated value to the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. The periodic transfers reduce the account monthly for 12 months. If the DCA Fixed Account election is cancelled before the end of the 12-month period, we transfer any remaining value to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Loan Account
You establish the Loan Account when you take out a loan. The amount used to secure the loan is transferred to the Loan Account. The Loan Account is affected by repayments, additional loans and interest credited to and charged against it. Each day the accumulated value in the Loan Account will change based on these factors.
Variable Account
Number of Accumulation Units
The number of Accumulation Units in any Subaccount may increase or decrease at the end of each Valuation Period. This fluctuation depends on the transactions that occur in the Subaccount during the Valuation Period. When transactions occur, the actual dollar amounts of the transactions are converted to

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Contract Values
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Accumulation Units. The number of Accumulation Units is determined by dividing the dollar amount of the transaction by the Accumulation Unit Value of the Subaccount at the end of the Valuation Period during which the transaction occurs.
The number of Accumulation Units in a Subaccount increases when the following transactions occur during the Valuation Period:
♦	Net Premiums are allocated to the Subaccount; or
♦	Accumulated Value is transferred to the Subaccount from another Subaccount or from the Fixed Accounts; or
♦	Debt is repaid.
The number of Accumulation Units in a Subaccount decreases when the following transactions occur during the Valuation Period:
♦	Accumulated value is transferred from the Subaccount to another Subaccount or to the Fixed Account, including loan transfers;
♦	surrenders, partial surrenders and Decrease Charges that are not the result of a partial surrender are taken from the Subaccount;
♦	monthly deductions or transfer charges are taken from the Subaccount; or
♦	Contract loans or accrued interest on loans are transferred from the Subaccount to the Loan Account.
Accumulation Unit Value
For each Subaccount, the initial Accumulation Unit Value was set when the Subaccount was established. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
The Accumulation Unit Value for a Subaccount for any Valuation Period is equal to:
♦	the net asset value of the corresponding Portfolio at the end of the Valuation Period;
♦	plus the amount of any dividend, capital gain or other distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period;
♦	plus or minus any cumulative credit or charge for taxes reserved which we determine has resulted from the operation of the Portfolio;
♦	divided by the total number of Accumulation Units held in the Subaccount at the end of the Valuation Period before any of the transactions, referred to in the Number of Accumulation Units subsection, have occurred.
Cash Surrender Value
The Cash Surrender Value is the total amount you will receive upon surrender of the Contract. It is equal to the Accumulated Value less any Decrease Charges and any outstanding Debt and any unpaid monthly deductions. The Cash Surrender Value changes daily, reflecting, among other things, increases and decreases in the value of the Portfolios in which the assets of the Subaccounts are invested and interest credited in the Fixed Accounts and Loan Account, and any interest charged against the Loan Account. It is possible for the Cash Surrender Value of your Contract to decline to zero because of unfavorable investment performance or outstanding Debt.
You will be advised as to the number of Accumulation Units which are credited to the Contract, the current Accumulation Unit Values, Subaccount accumulated value, Fixed Account accumulated value, DCA Fixed Account accumulated value and Loan Account accumulated value, the total Accumulated Value and the Cash Surrender Value at least annually.

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Partial Surrenders and Surrenders
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You may surrender your Contract and receive your Cash Surrender Value or make a partial surrender by giving us Notice at our Service Center. The surrender or partial surrender will not be processed until we receive your request in Good Order. You may obtain information as to a surrender or partial surrender by contacting your Thrivent Financial representative or calling our Service Center at (800) 847-4836. We do not accept telephone requests for surrenders.
Verification of Identity
We require a Medallion Signature Guarantee for any surrender, partial surrender or loan disbursement in an amount of $500,000 or more. Certain requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent Financial representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for a:
♦	Request to receive funds with a value of $100,000 or more;
♦	Request to receive funds if there has been a change of address for the Contract Owner within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. You should consider the tax implications of a surrender or loan before you make a request. See Federal Tax Matters.
Complete information pertaining to your individual situation is available through our Service Center at (800) 847-4836.
Partial Surrenders
Partial surrenders offer you a way to access your Accumulated Value. You may withdraw part of your Cash Surrender Value upon giving Notice. Partial surrenders are implemented by either the redemption of Accumulation Units or reduction in the Fixed Accounts’ balance. The partial surrender will be taken from the Subaccounts and Fixed Accounts according to the ratio that the Contract’s accumulated value in the Subaccount or Fixed Accounts bears to the total Accumulated Value less any accumulated value in the Loan Account at the time of the partial surrender. With our approval, you may choose other allocations of a single partial surrender.
A partial surrender may have tax consequences. It is important to note that if the Face Amount is decreased, there is a possibility that the Contract might be classified as a modified endowment contract. See Federal Tax Matters.
Single Partial Surrenders
Each single partial surrender must be at least $200. You may not make a partial surrender if the remaining Cash Surrender Value would be less than $300. A partial surrender charge of $25 will apply to each partial surrender in excess of one in a Contract Year. This charge does not apply to automatic partial surrenders (see below) or partial surrenders made after the Insured’s Attained Age 121. An amount withdrawn may not be repaid. A partial surrender may have tax consequences. See Federal Tax Matters.
Automatic Partial Surrenders
At any time after the end of the first Contract Year and while the Insured is alive, you may elect to have monthly automatic partial surrenders paid to you electronically. Automatic partial surrenders are subject to the following:
1.The amount of each surrender must be at least $100 each month.

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Partial Surrenders and Surrenders
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2.The number of automatic partial surrenders that you elect must be at least 12.
3.The Cash Surrender Value on the date that you elect automatic partial surrenders must be at least twelve times the monthly amount elected.
4.Automatic partial surrenders will continue until the earliest of:
a.The date when we have paid the number of automatic surrenders elected by you;
b.The date you give us Notice to terminate automatic partial surrenders;
c.The date that an automatic partial surrender would reduce the Face Amount to less than the minimum Face Amount or reduce the Cash Surrender Value to less than $300; and
d.The date this Contract terminates.
5.Only one automatic surrender election may be in effect at any time.
A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 1 (Level Death Benefit Option):
A partial surrender will reduce your Accumulated Value, Face Amount, Death Benefit and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirements. If the Death Benefit is equal to the Face Amount at the time of the partial surrender, then the Face Amount will be decreased by the surrender amount that we pay to you and by any taxes that we withhold. If the Death Benefit on the effective date of the partial surrender is based on the Death Benefit factor (because the Death Benefit is greater than the Face Amount), then the Face Amount will be decreased only if, on that day, the surrender amount that we pay to you, plus any taxes that we withhold, exceeds the Death Benefit minus the Face Amount. In that case, the Face Amount will be decreased by i) the surrender amount that we pay to you plus any taxes that we withhold; less ii) the Death Benefit less the Face Amount prior to the surrender. A Decrease Charge applies to any partial surrender that causes us to decrease the Face Amount in the first 10 Contract Years or 10 years after an increase in Face Amount. See the detailed Decrease Charge explanation in the Charges and Deductions section.
The Face Amount remaining in effect after a partial surrender may not be less than the minimum Face Amount as defined on issue in the schedule pages of your Contract. We will not grant any request for a partial surrender that would reduce the Face Amount below this amount. A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 2 (Variable Death Benefit Option):
A partial surrender will reduce the Accumulated Value, Death Benefit and the amount of premiums paid. Since the premiums paid are reduced, partial surrenders also affect the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement. A partial surrender will not reduce the Face Amount. A partial surrender may have tax consequences. See Federal Tax Matters.
Full Surrender
You may surrender this Contract by sending Notice to our Service Center while the Insured is living. If you surrender your Contract, you will receive the Cash Surrender Value. The surrender will be effective on the day we receive Notice. Insurance coverage ceases on the effective date of the surrender. Alternatively, at any time while the Insured is living (and before Attained Age 121) you may surrender this Contract and apply the Cash Surrender Value as a single premium to purchase paid-up life insurance on the Insured.
A full surrender of your Contract may have tax consequences. See Federal Tax Matters.
Postponement of Payments
We typically process any surrender, partial surrender, Death Benefit, loan, transfer or settlement option within 7 days after receipt of all applicable written and telephone requests and/or proof of death of the Insured. We may postpone payment of any amount due from the Variable Account for a surrender, partial surrender, transfer, loan or on the death of the Insured whenever:

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Partial Surrenders and Surrenders
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♦	the New York Stock Exchange is closed or trading is otherwise restricted;
♦	the SEC has determined that an emergency exists;
♦	the SEC requires that trading be restricted; or
♦	the SEC, by order, permits such postponement for the protection of Contract Owners.
Except when used to pay premiums due on contracts with us, we also may postpone any transfer from the Fixed Accounts or payment of any portion of the amount payable upon surrender, partial surrender or loan from the Fixed Accounts for not more than six months from the day we receive Notice and, if required, your Contract.
If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner’s account, and thereby refuse to pay any request for transfers, partial surrenders, surrenders or Death Benefits. Once restricted, money is held in that account until instructions are received from the appropriate authority.

Transfers
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While the Insured is alive and the Contract is in force, you may transfer the Accumulated Value among the Subaccounts and Fixed Account by submitting a proper Notice to our Service Center.
You may make twelve transfers per Contract Year without charge. There will be a charge of up to $25 for each transfer in excess of twelve excluding any automatic transfers from the DCA Fixed Account or the Money Market Subaccount. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts.
Only one transfer may be made from the Fixed Account in each Contract Year which, if made, counts toward the twelve allowable transfers. If the accumulated value in the Fixed Account immediately before the transfer is at least $2,000, the amount transferred may not exceed 25% of the accumulated value in the Fixed Account. Otherwise, the amount transferred may not exceed $500.
Any transfer among the Subaccounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit Values. Calculations are made as of the end of the Valuation Period during which a proper transfer request is received. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50 or the entire Accumulated Value in that Subaccount or Fixed Account, if less.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and, therefore, unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate

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Transfers
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transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
Your Contract provides for two different Dollar Cost Averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts. Dollar Cost Averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either Dollar Cost Averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar Cost Averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.
Neither Dollar Cost Averaging program allows you to make automatic transfers to the Fixed Account. You may participate in a Dollar Cost Averaging program by giving Notice. The Dollar Cost Averaging programs you may participate in are described below.
Dollar Cost Averaging from the DCA Fixed Account
You may dedicate a premium of at least $1,000 to be allocated to a one-year allocation in the DCA Fixed Account for automatic monthly transfers to one or more Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is allocated to the DCA Fixed Account and will be guaranteed for the duration of the one-year period.
One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the first business day of the next month. If the date falls on a weekend, the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Dollar Cost Averaging from the Money Market Account
You may establish a Dollar Cost Averaging program to make periodic transfers of at least $50 from the Money Market Subaccount to one or more other Subaccounts.

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Transfers
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Transfers will be made automatically on the date you select (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until we receive Notice from you to discontinue the program, whichever is sooner. If the amount remaining in the Thrivent Money Market Subaccount drops below the amount you established to be transferred, the entire remaining balance will be transferred on the next transfer date and the Money Market Dollar Cost Averaging program will be discontinued. If the program is discontinued and you want systematic transfers to resume from the Money Market Subaccount, you must provide us Notice and assure adequate funding in the Money Market Subaccount.
Automatic Asset Rebalancing Program
As the value of your Subaccounts changes, the distribution of Accumulated Value among those Subaccounts also changes. The Automatic Asset Rebalancing program transfers your Contract’s value among the variable investment options (this excludes the Fixed Accounts). You may elect to automatically rebalance your Accumulated Value in the Subaccounts periodically under the Automatic Asset Rebalancing program according to the percentage allocation you determine at the time of setting up this program.
Automatic Asset Rebalancing may be set up annually or semi-annually to begin on the date you select (except the 29th, 30th or 31st). Before you begin the program, you should determine your investment goals and risk tolerance. Use of this program will not ensure any gain nor protect against any loss in overall Accumulated Value.
You can elect to participate in the program at the time of Application or at a later time. To elect to participate in the program after Application, we must receive Notice at our Service Center from you. This request will override any previous allocations you may have selected. Rebalancing continues until you stop or change it. You can change your allocations at any time by giving us Notice. You can also stop or suspend the program by providing Notice to our Service Center. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. Periodic rebalancing takes into account increases and decreases in accumulated values in each Subaccount. Any transfers resulting from rebalancing will not incur a transfer charge.

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Telephone and Online Transactions
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You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by reason of their not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses.
Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with written Notice. If, due to malfunction or other circumstances, the request is incomplete or not fully comprehensible, we will not process the transaction.
We reserve the right to suspend or limit telephone and online transactions.
Owners can complete certain transactions online at www.thrivent.com or complete telephone transactions by contacting the Service Center at (800) 847-4836.
Timely Processing
We will process all requests in a timely fashion. Requests received prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

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Loans
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While the Insured is living, you may, by giving Notice, use your Contract as security for a loan. The maximum available loan amount is an amount such that the total Debt will not exceed 100% of Accumulated Value less Decrease Charges on the date of the loan. For Contract loans, interest will accrue on a daily basis at a maximum annual rate of 5.5% on the Debt.
Beginning in the eleventh Contract Year, the preferred Debt on any day is the portion of the Debt that does not exceed a percentage of the Accumulated Value at the beginning of the Contract Year. The percentages that apply in each Contract Year are as follows:
Contract Year	Percentage of Accumulated Value
11	10%
12	20%
13	30%
14	40%
15	50%
16	60%
17	70%
18	80%
19	90%
20+	100%
Interest will accrue on a daily basis at a maximum annual rate of 5% on any preferred Debt.
When a loan is made, Accumulated Value will be transferred to the Loan Account to secure the Debt. Accumulated Value will be transferred from the Subaccounts or Fixed Accounts according to the Account Ratios on the date of the loan; or according to any other administrative option you select and available at the time of the loan. The amount transferred to the
Loan Account will continue to be treated as part of the Contract’s Accumulated Value. An interest rate of 4% annually will be credited to the Loan Account.
While your Contract is in force and the Insured is living, you may repay, at any time, all or part of your Debt. All loan repayments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, or third-party checks.
Upon your request, we will set up Debt repayment schedule for you. When you repay all or part of Debt, we credit your Loan Account then transfer the repayment from the Loan Account to the Subaccounts and to the Fixed Accounts according to the premium allocation percentages in effect at the time of repayment. Total Accumulated Value does not increase as a result of Debt repayment. The longer the loan is outstanding, the greater the negative impact it may have on Accumulated Value growth.
Debt reduces your Cash Surrender Value, your Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. Depending upon investment performance of the Subaccounts and the amounts borrowed, Debt may cause your Contract to lapse. If your Contract lapses with outstanding Debt, adverse tax consequences may result. You should carefully consider the impact on your Contract’s Death Proceeds, before exercising these privileges.
A loan may have tax consequences. See Federal Tax Matters.

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Contract Lapse and Reinstatement
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Lapse
Your Contract will lapse (that is, terminate without value) if:
♦	your monthly deductions are greater than your Cash Surrender Value,
♦	there is not an active No-Lapse Guarantee, and
♦	payment of the premium to keep the Contract in force is not paid within 61 days of the date notification of the Cash Surrender Value deficiency is sent to you.
If the Contract lapses, a tax may result.
If the Contract lapses, you have the right to reinstate your Contract within certain limitations. The requirements for reinstatement and associated limitations are described below and in more detail in your Contract. Reinstatement within 90 days of lapse and within the same calendar year as the lapse is most beneficial for minimizing related taxes.
Reinstatement
You may reinstate the Contract any time within three years after it has lapsed unless it was surrendered (some states may allow a longer period to be able to reinstate your Contract). To reinstate your Contract we require:
1.An application for reinstatement submitted to us at our Service Center;
2.Evidence of insurability that meets our standards;
3.Payment of one of the following amounts:
a.A premium sufficient to cover:
i.Any monthly deductions that were not made before the grace period because they were postponed under a No-Lapse Guarantee; and
ii.The monthly deductions that were not made during the grace period; or
b.If the effective date of reinstatement is before the termination date of the 10-year No-Lapse Guarantee and no more than six months after the last date on which that guarantee became inactive, a premium sufficient to reactive the 10-year No-Lapse Guarantee; or
c.If the Contract includes an extended No-Lapse Guarantee and the effective date of reinstatement is before the termination date of that guarantee and no more than 12 months after the last date on which that guarantee became inactive, a premium sufficient to reactivate the extended No-Lapse Guarantee;
4.Payment of a premium sufficient to keep this Contract in force for at least two months, based on unit values on the date of reinstatement; and
5.Repayment of all Debt existing at the end of the grace period.
The effective date of a reinstatement will be the date the application for reinstatement is approved by us. The Accumulated Value on that date will be equal to:
♦	The Accumulated Value at the end of the grace period; plus
♦	The Net Premium received to reinstate this Contract; less
♦	Any postponed or unpaid monthly deductions made on that date.
Any Decrease Charge on or after reinstatement will be the same as if the Contract had always been in force since the Date of Issue.
You may reinstate any Additional Benefits that were in effect prior to lapse that would not have otherwise terminated pursuant to provisions of the Additional Benefit rider before the effective date of reinstatement.
A No-Lapse Guarantee will be included on a reinstated contract only if that guarantee did not terminate before the effective date of reinstatement and you pay an amount sufficient to reactivate a No-Lapse Guarantee. Any No-Lapse Guarantee that could have been reactivated by paying a sufficient premium will be included on the reinstated contract in inactive status.

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Contract Lapse and Reinstatement
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If you reinstate your Contract, we will not contest the validity of the reinstated Contract after it has been in effect for two years from the date of reinstatement. We may contest the validity of the reinstated Contract based only upon statements made in the application for reinstatement.

Charges and Deductions
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Charges are necessary to pay Death Benefits and to cover the expenses generated by issuing, distributing and administering the Contract. We may profit from one or more of the charges under the Contract. We may use these profits for any corporate purpose including our fraternal activities.
Transaction Fees
Percent of Premium Charge
We charge a Percent of Premium Charge of 5% on each premium while the Face Amount is less than $250,000, otherwise 4% of each premium. The resulting amount available after the charge is the Net Premium. We use this Percent of Premium Charge to cover distribution costs. We credit the Net Premium to the Subaccounts and Fixed Accounts according to your allocation instructions. The Percent of Premium Charge may be waived in certain situations.
Decrease Charge
If you elect to surrender your Contract, reduce the Face Amount, or if the Face Amount is decreased as a result of a partial surrender or Death Benefit Option change, we will reduce your Accumulated Value by the applicable Decrease Charge. Decrease Charges compensate us for expenses associated with underwriting, issuing and distributing the Contract. For decreases in the Face Amount or partial surrenders that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount), we calculate the amount of the Decrease Charge at the time of the reduction in Face Amount or surrender. We do not deduct this amount until the next Monthly Anniversary or upon surrender or lapse, if earlier. We do not impose any other charges (such as mortality and expense risk charges) on the Decrease Charge amount during this time. Because the Decrease Charge is not immediately deducted, you retain the investment risk on such amount prior to deduction and will bear any investment loss and benefit from any investment gain on such amounts. If the Decrease Charge applies to a partial surrender, the Decrease Charge will be deducted from the Subaccounts and Fixed Accounts in the same ratios as used for the partial surrender. If the Decrease Charge applies to other Face Amount decreases, the Decrease Charge will be deducted from the Subaccounts and Fixed Accounts in the same ratios as the monthly deduction is taken. New Decrease Charges apply to each Face Amount increase.
The Decrease Charge is assessed on a per thousand basis. The amount per thousand of Face Amount varies by sex (in most states), Face Amount, risk class and Issue Age. For the first five Contract Years, the Decrease Charge remains level then grades to zero after the 10th Contract Year. Beginning in the 11th year after the Date of Issue (assuming no increases in Face Amount), the Decrease Charge will be zero. We list your Decrease Charges in your Contract.
If you increase your Contract’s Face Amount, a new Decrease Charge is applicable to the increase, in addition to any existing Decrease Charge. We list your actual Decrease Charges for the increased Face Amount separately on a supplementary Contract schedule. We mail the supplementary Contract schedule to you after we process the request for increase in Face Amount.

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Charges and Deductions
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The following is an example of Decrease Charges for a 40-year-old male in the standard non-tobacco risk class, $325,000 Face Amount:
Contract Year	Decrease Charge per Thousand Dollars
1-5	$23.43
6	19.53
7	15.62
8	11.72
9	7.81
10	3.91
11+	0
If you decrease the Face Amount while the Decrease Charge applies, we assess a Decrease Charge on a per $1,000 basis. We subtract the amount of decrease first from any previous increases in the Face Amount, starting with the most recent and then as needed from the original Face Amount.
Partial Surrender Charge
We charge up to $25 for each partial surrender after the first partial surrender each Contract Year. This charge is in addition to the amount withdrawn. This charge does not apply to automatic partial surrenders or surrenders after Insured’s age 121. See Partial Surrenders and Surrenders.
Transfer Charge
You may make up to twelve transfers per Contract Year from the Subaccounts and Fixed Account, only one of which may be from the Fixed Account, without charge. We charge up to $25 for each transfer in excess of twelve per Contract Year. This charge is deducted from the Subaccounts and the Fixed Account in proportion to the amount transferred from each. Transfers resulting from Dollar Cost Averaging, asset rebalancing and loans do not count as transfers for the purpose of assessing this charge.
Monthly Deductions from Accumulated Value
We deduct certain charges from Accumulated Value on a monthly basis. We refer to these charges as monthly deductions. Monthly deductions are deducted from each Subaccount or Fixed Account on a basis proportional to the Accumulated Value less accumulated value in the Loan Account. With our approval, you may choose other allocations of the monthly deductions. We deduct charges each month, beginning with the Contract Date (effective retroactive to the Date of Issue, if different) then monthly thereafter on each Monthly Anniversary, provided that day of the month is a Valuation Date. If that day of the month does not fall on a Valuation Date, we use the next Valuation Date. Because portions of the deductions (e.g., the cost of insurance) can vary from month to month, the aggregate monthly deductions also will vary.
The monthly deductions consist of:
♦	the asset charge;
♦	the basic monthly charge;
♦	any monthly unit charges in effect on the Monthly Anniversary;
♦	the monthly mortality and expense risk charge;
♦	charges for Additional Benefits, if any; and
♦	the monthly cost of insurance charge.
Asset Charge
This charge covers the expenses incurred in issuing and administering the Contract and operating the Variable Account. The asset charge will be assessed on the total Accumulated Value across all accounts. The charge will be 0.55% on an annual basis (0.04572% monthly) in Contract Years 1 through 10, and 0.20% (0.01665% monthly) starting in Contract Year 11.
Basic Monthly Charge
We deduct a charge to cover administration of the Contract. This charge covers such expenses as premium billing and collection, Accumulated Value calculation, transaction confirmations and periodic reports. This charge is dependent upon the Issue Age of the Insured.
For Contracts we issue to Insureds whose Issue Age is from 0 to 17, we charge a monthly charge of $7.50. We charge all others $9 per month.
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Charges and Deductions
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Monthly Unit Charge
This charge compensates us for expenses associated with underwriting, issuing or increasing the Face Amount, and distributing the Contract. This charge is dependent upon the Issue Age, sex and risk class of the Insured. The charge will be assessed on a per $1,000 of Face Amount basis and assessed monthly for the first 10 Contract Years and for 10 years following an increase in Face Amount.
Mortality and Expense Risk Charges
The mortality and expense risk charge is a monthly charge for risks that we assume in the Contract. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than we estimate and, therefore, the cost of insurance charges specified in the Contract would be insufficient to meet actual claims. The expense risk is that expenses incurred in issuing and administering the Contracts and operating the Variable Account may be greater than the charges we assess for such expenses. We may use any profit to pay distribution, sales and other expenses.
The following table outlines our current annual mortality and expense risk charge that will be assessed from and based on the accumulated value of all of your Subaccounts. No mortality and expense risk charges are deducted from the Fixed Accounts. This charge is based on your Subaccount accumulated value at the time the charge is deducted.

	Current M&E Charge	Maximum M&E
Subaccount Accumulated Value	All Years	All Years
0 up to $24,999.99	0.30%	0.45%
(monthly)	(.02497)	(.03742)
$25,000 up to 99,999.99	0.15	0.45
(monthly)	(.01249)	(.03742)
$100,000 and above	0	0.45
(monthly)	(0.00000)	(.03742)

Additional Benefit Charge
If your Contract includes Additional Benefits, we will deduct a monthly cost for those benefits from the Accumulated Value. Refer to Fee Tables and Additional Benefits for more information.
Cost of Insurance
We assess a monthly cost of insurance charge. The charge depends on a number of variables (including Issue Age, sex (in most states), risk class, Attained Age, and Insurance Coverage Amount) that would cause it to vary from contract to contract.
The primary factors in the determination of the cost of insurance are the cost of insurance rate (or rates) and the net amount at risk. The cost of insurance charge for the initial Face Amount equals: the cost of insurance rate for the Insured’s age shown in your Contract, multiplied by the initial net amount at risk of your Contract divided by 1,000. Factors that affect the amount at risk include investment performance, payment of premiums, charges partial surrenders and surrenders. We deduct the cost of insurance charge on each date we assess monthly deductions, starting with your Contract Date (effective retroactive to the Date of Issue, if different).
We underwrite the applicant to determine the risk class using information provided in the application and in other sources permitted by law. The factors that we consider for underwriting include, but are not limited to:
♦	the amount of insurance applied for,
♦	the proposed Insured’s age,
♦	outcome of medical testing,

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Charges and Deductions
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♦	reports from physicians (attending physicians’ statements); and/or
♦	other information such as financial information that may be required.
Based on this information, standard or preferred coverage may be offered, or if it is determined that risks for a proposed Insured are higher than would be the case for a healthy individual, the proposed Insured may receive a rating which increases cost of insurance rates or, in some cases, the proposed Insured may be declined.
Cost of Insurance Rates
Cost of insurance rates are determined for the initial Face Amount and each increase in Face Amount. Actual cost of insurance rates may change, and we will determine the actual monthly cost of insurance rates based on our expectations as to future mortality, expense and persistency experience.
Actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates in the Contract. These guaranteed rates are determined based upon the Insured’s Attained Age and the applicable rate in the 2001 CSO Mortality Tables for Non-smokers and Smokers. We currently use cost of insurance rates that are generally lower than the guaranteed cost of insurance rates, and we reserve the right to raise those current rates.
Our current cost of insurance rates apply uniformly to all Insureds of the same Issue Age, Attained Age, sex, risk class and rating within the same band. Banding refers to the Face Amount. For purposes of this charge, the Insurance Coverage Amount includes any increases to the Face Amount made subsequent to the initial Face Amount and also includes the amount of any term rider coverage on the Insured under this Contract. Face Amounts within increasingly higher bands will generally result in a reduced cost of insurance on a per thousand basis. Any changes in the cost of insurance rates will apply uniformly to all Insureds of the same risk class within the same band. The bands for this charge are as follows:
Banded Levels
$25,000 to $99,999
$100,000 to $249,999
$250,000 to $999,999
$1,000,000 and above
The cost of insurance rates generally increase as the Insured’s Attained Age increases, and they vary with the number of years the Face Amount or any increase in Face Amount has been in force. The risk class of an Insured also will affect the cost of insurance rate. Insureds in the preferred risk class generally will have a lower cost of insurance rate than those in risk classes involving higher mortality risk. The seven risk classes consist of the following:
1.Super-Preferred, Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
2.Preferred Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
3.Preferred Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
4.Standard Non-Tobacco (All issue ages)
5.Standard Tobacco (issues ages 18 to 80)
6.Substandard Non-Tobacco (Rated)
7.Substandard Tobacco (Rated)
Insureds in non-tobacco risk classes will generally have a lower cost of insurance rate than similarly situated Insureds in tobacco risk classes. We use the same guidelines in determining premiums for the cost of insurance for the Contract as we would for any other life insurance Contract of similar risk class we offer.
Fund Charges
The value of the net assets of each Subaccount reflect the investment advisory fee and other expenses incurred by the underlying Portfolios in which the Subaccount invests. For more information on these fees and expenses, refer to the Fund prospectus and Fee Tables above.
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Charges and Deductions
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Variation or Reduction of Charges
We may vary the charges and other terms of the Contracts if special circumstances result in reduced sales expenses, administrative expenses, or various risks. These variations will not be unfairly discriminatory to the interests of other Contract Owners. Variations may occur in Contracts sold to members of a class of associated individuals, an employer or other entities representing an associated class.

Death Benefits
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The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. At the time of purchase, you must select between two Death Benefit Options: Option 1 (Level Death Benefit Option) or Option 2 (Variable Death Benefit Option). We determine the amount payable (Death Proceeds) depending on the Death Benefit Option in effect on the date of Insured’s death. Death Proceeds payable upon the death of the Insured is the sum of the Death Benefit plus any insurance on the Insured’s life provided by Additional Benefits less any Debt and the lesser of (1) unpaid monthly deductions or (2) any unpaid No-Lapse Guarantee Premium. We will also deduct any amount paid by us after the date of death and before we were notified of the death. The Death Benefit will be calculated as of the date of death.
Option 1 (Level Death Benefit Option)
The Death Benefit for this option remains level, but in limited situations will vary. The Death Benefit is the greater of the Face Amount, or the Death Benefit factor multiplied by Accumulated Value. If you keep your Contract in force for several years and your Accumulated Value continues to increase, your Death Benefit may be increased by a Death Benefit factor. This factor helps to ensure that your Death Benefit is large enough relative to Accumulated Value to assure the Contract will qualify as life insurance under federal tax law. The Death Benefit factor depends upon your Attained Age. Your Contract includes a table of the Death Benefit factors.
You should consider the Level Death Benefit Option if:
♦	you do not expect your insurance needs to generally increase; or
♦	you would like to minimize your insurance costs.
In general, the Level Death Benefit Option provides greater growth potential in Accumulated Value than the Variable Death Benefit Option. By choosing the Level Death Benefit Option, any increases in Accumulated Value reduce the actual risk amount and lower your cost of insurance.
Option 2 (Variable Death Benefit Option)
The Variable Death Benefit Option provides a Death Benefit that varies over time. The Death Benefit will be the greater of the Face Amount plus Accumulated Value, or the Death Benefit factor (described above) multiplied by Accumulated Value. The Death Benefit fluctuates correspondingly with your Accumulated Value.
You should consider the Variable Death Benefit Option if:
♦	you expect your insurance needs to increase, or
♦	you would like to have the potential for an increasing death benefit.
In general, the variable option provides the potential for a greater death benefit than the level option.
Changing Your Death Benefit Option
You may request a change from one Death Benefit Option to the other at any time before Attained Age 121 except when the Death Benefit is based on a Death Benefit factor as provided in your Contract. If we approve the change, we will increase or decrease the Face Amount so your Death Benefit immediately after the change will be the same as immediately before the change.

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Death Benefits
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If you change from the Level Death Benefit Option to the Variable Death Benefit Option, we will reduce your Face Amount by the amount of Accumulated Value on the date the change takes place. The decrease in Face Amount and any Decrease Charge will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. We will not allow the change if it reduces your Face Amount below the minimum amount as defined on the schedule page of your Contract. If the change from the Level Death Benefit Option to the Variable Death Benefit Option would cause total premium payments already made to exceed the cumulative premium limit of the Internal Revenue Code, the change may be made only if the Cash Surrender Value before the change exceeds the refund required under the Code. If the change is made, the required refund will be made as a partial surrender with no partial surrender charge applied. If you change from the Variable Death Benefit Option to the Level Death Benefit Option, your Face Amount increases by the Accumulated Value on the effective date of the change. The increase will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. The increase is determined so your Death Benefit immediately after the change will be the same as immediately before the change.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect on the effective date of the change. The effective date of the change will be the Monthly Anniversary on or following the date we receive Notice. The new Death Benefit Option will be shown on a supplemental contract schedule page that we will send to you.
There may be tax consequences when you change your Death Benefit Option. Please consult your tax advisor before making any such change.
Changing Your Face Amount
You select the Face Amount when you apply for the Contract. You may change the Face Amount by giving us Notice. We will not permit any change that would result in your Contract being disqualified as a life insurance contract under Section 7702 of the Internal
Revenue Code. Changing the Face Amount may have tax consequences and you should consult a tax advisor before doing so.
Increasing Your Face Amount
Subject to our underwriting guidelines and policies, you have the right to increase the Face Amount at any time before the Insured’s 81st birthday.
Any increase in Face Amount is subject to the following conditions:
♦	We must receive an application at our Service Center.
♦	We require evidence of insurability which meets our standards.
♦	The increase amount must be for at least $25,000.
Increases in your Face Amount will result in additional charges to cover the increased amount at risk. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue. The increase will be effective on the date shown on the supplemental Contract schedule page we provide.
A new set of Decrease Charges will also apply to each increase in the Face Amount. We show these new charges on the supplemental Contract schedule page of your Contract.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect.
Decreasing Your Face Amount
At any time before the Insured’s Attained Age 121, you have the right to decrease your Face Amount. Requirements for decreasing your Face Amount are:
♦	we must receive Notice;
♦	the Face Amount remaining in effect cannot be less than the minimum amount defined at issue on the schedule page;
♦	premiums and Accumulated Value must be in compliance with Internal Revenue Code limits; and

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Death Benefits
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♦	on the date the decrease would be effective Accumulated Value less Debt must be greater than or equal to any Decrease Charge that may apply.
The decrease will become effective as of the Monthly Anniversary on or following the date we receive Notice at the Service Center. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, then as needed from the original Face Amount.
We subtract a Decrease Charge from the Accumulated Value if a Decrease Charge is in effect for that part of the Face Amount decreased. We show you the Decrease Charges applicable to you on the Table of Decrease Charges in your Contract.
A decrease in your Face Amount may cause your Contract to be classified as a modified endowment contract and could have other tax consequences. Please consult your tax advisor before decreasing your Face Amount. See Federal Tax Matters.
Death Claims
In the event of the death of the Insured, we must receive Notice of death at our Service Center. Notice should include the Insured’s name and Contract number. A Thrivent Financial representative may assist in making such a claim.
As long as the Contract remains in force and the Death Proceeds are payable, we will pay the Death Proceeds to the Beneficiary upon receipt at our Service Center of all forms, requirements and due proof of the Insured’s death.
Payment of Benefits
In addition to traditional lump sum payments, other payment options are available. All or part of the life insurance proceeds from death or surrender may be placed in one of several settlement options. Proceeds distributed according to a settlement option do not vary with the investment performance of the Variable Account. Contract Owners may select a settlement option prior to the Insured’s death. A Beneficiary may select a settlement option at the time of making a claim for Death Benefits. The minimum amount that we will apply to a settlement option is $2,000. Additionally, the resulting payment must be at least $50. Once a settlement option is selected, we will provide a settlement option agreement. In the settlement option agreement, we will reflect guaranteed payments, if any.
Settlement Options
Option 1: Interest Income
Under this settlement option, the proceeds are left with Thrivent Financial to accumulate interest. We will pay a rate of interest of at least 1.5% annually on the proceeds that remain with us. The payee may withdraw all or part of the proceeds at any time.
Option 2: Income of a Fixed Amount
With this settlement option the payee elects to receive a fixed amount at regular intervals until the proceeds with interest have all been paid. Interest accumulates on the amount that remains with us until the proceeds are all paid out. For example, if your Beneficiary elected to receive $1,000, paid annually, we would pay $1,000 annually until we pay out all of the remaining proceeds. The final payment may be smaller than prior payments.
We will pay a rate of interest of at least 1.5% annually. The amount of interest may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the Commuted Value of all remaining payments at any time. If the Commuted Value is withdrawn, we will make no further payments.
Option 3: Income for a Fixed Period
This option provides payments at regular intervals. The payee may elect a specified number of months or years, but may not select a period exceeding the greater of 30 years or the payee’s life expectancy.
We will pay a rate of interest of at least 1.5% annually on the proceeds that remain with us. The amount of interest we pay may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the Commuted Value of any remaining payments at any time. If the Commuted Value is withdrawn, we will make no further payments.

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Death Benefits
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Option 4: Life Income
This settlement option is a form of annuity payment that continues until the annuitant’s death. The payee is the person receiving the income. We make payments to the payee at regular intervals during the annuitant’s life. Upon electing this option, the payee also selects a guaranteed period of not more than 360 months or selects no guaranteed period at all. If the annuitant dies during the guaranteed payment period, payments will continue to a beneficiary named for the settlement option until the guaranteed payment period expires. The longer the guaranteed payment period, the lower the amount of regular payment. In other words, the payment amount the payee receives would be higher if the payee chose no guaranteed payment period. However, the risk the payee takes is that he or she may die shortly after we issue the settlement agreement. The agreement would then terminate and all payments would cease.
The amount of the payments depends on the age and, where permitted, sex of the annuitant at the time the settlement agreement is established. We show representative guaranteed payments in the settlement option section of the Contract. These rates are based on a guaranteed effective annual interest rate of 2.5% using the “Annuity 2000 Table” annuitant mortality table.
Option 5: Joint & Survivor Life Income with Guaranteed Period
NOT AVAILABLE AT DEATH - This settlement option is another form of annuity payment or life income available when both annuitants are alive when the settlement option is chosen. We will pay an income as long as at least one of the two annuitants is alive. The amount of payments is determined based on the lives of both of the annuitants. The payees may select a guaranteed payment period of not more than 360 months, or may select no guaranteed payment period at all.
Upon the death of one of the persons named to receive payments, we will continue to make payments of the same amount to the survivor for the remainder of the guaranteed payment period. At the end of this period, if the survivor is still living, the payments may be reduced if a reduction factor was chosen at issue. We pay the reduced amount until the survivor annuitant’s death. If the survivor also dies during the guaranteed payment period, the remaining guaranteed payments continue to a designated beneficiary. The beneficiary has an option to take a lump sum payment. If no guarantee payment period was selected, all payments will cease and the agreement terminates.
The amount of the payments depends on the age and, where permitted, sex of the annuitants at the time we issue the settlement agreement. In addition, any selection of a guaranteed payment period or any reduction factor will influence the payments. We show representative guaranteed payments in the settlement option section of the Contract. These rates are based on a guaranteed effective annual interest rate of 2.5% using the “Annuity 2000 Table” annuitant mortality table.
We may also offer other settlement options at our discretion.

Federal Tax Matters
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

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Federal Tax Matters
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This discussion does not address state or local tax consequences, or federal estate or gift tax consequences, associated with the purchase of the Contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT—FEDERAL, STATE OR LOCAL—OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.
Tax Status of the Variable Account
We are treated as the owner of the assets of the Variable Account for federal tax purposes. Also, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without tax under current law. We reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that are incurred and that we determine to be properly attributable to the Variable Account or the Contract. We will promptly notify you of any such charge.
Taxation of the Contract—In General
Tax Status of the Contract
Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. While the requirements of this section of the Code are complex and limited guidance has been provided from the Internal Revenue Service (the “IRS”) or otherwise, Thrivent Financial believes that the Contract will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Contract will generally be excludable from the beneficiary’s gross income, and gains and other income credited under the Contract will not be taxable unless certain withdrawals are made (or deemed to be made) from the Contract prior to the Insured’s death, as discussed below. This tax treatment generally will only apply, however, if (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations, and (2) Thrivent Financial, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.
The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as a life insurance contract for federal income tax purposes and the Contract Owner would generally be taxed currently on the income on the Contract (as defined in the tax law). We expect that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.
In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income on a current basis. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain other IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in such rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We, therefore, reserve the right to

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Federal Tax Matters
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modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.
Tax Treatment of Death Proceeds
In general, the amount of the Death Proceeds payable from a Contract by reason of the death of the Insured is excludable from gross income under section 101 of the Code. Certain transfers of the Contract for valuable consideration, however, may result in a portion of the Death Proceeds being taxable.
If the Death Proceeds are not received in a lump sum and are, instead, applied under either settlement option 2, 3, 4 or 5, generally payments will be prorated between amounts attributable to the Death Proceeds, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death), which will be includible in the Beneficiary’s income. If the Death Proceeds are applied under settlement option 1 (Interest Income), the interest credited will be currently includible in the Beneficiary’s income.
Death Proceeds may be subject to state and/or federal estate and/or inheritance tax. The entire amount of Death Proceeds will be included in the taxable estate of an Insured if the Insured possesses control (referred to as “incidents of ownership”) over the Contract at the time of death or control has not been transferred more than three years prior to death. Many factors determine if an estate is subject to estate and/or inheritance tax such as the size of the taxable estate, timing of death and the applicable state law.
Tax Deferral During Accumulation Period
Under existing provisions of the Code, except as described below, any increase in a Contract’s Accumulated Value is generally not taxable to the Contract Owner unless amounts are received (or are deemed to be received) from the Contract prior to the Insured’s death. If there is a full surrender of the
Contract, an amount equal to the excess of the Accumulated Value over the “investment in the contract” will generally be includible in the Contract Owner’s income. The “investment in the contract” generally is the aggregate premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income.
As discussed below, the taxation of partial surrenders and loans from the Contract depends, in part, upon whether the Contract is considered a “modified endowment contract” (“MEC”) for federal income tax purposes. Taxable income received from the Contract is treated as ordinary income for tax purposes.
Taxation of Contracts that Are Not MECs
Tax Treatment of Partial Surrenders from Contracts that Are Not MECs—In General
If the Contract is not a MEC (described below), the amount of any partial surrender from the Contract generally will be treated first as a non-taxable recovery of premium and then as income received from the Contract. Thus, a partial surrender from a Contract that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the partial surrender.
Certain Distributions Required by the Tax Law in the First 15 Contract Years
As indicated above, Section 7702 of the Code places limitations on the amount of premiums that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if cash distributions are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, upon a change from one Death Benefit Option to the other, if a partial surrender is made, and in certain other instances.

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Federal Tax Matters
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Tax Treatment of Loans from Contracts that Are Not MECs
If a Contract is not a MEC, a Contract loan generally will be treated as indebtedness of the Contract Owner. As a result, no part of any Contract loan will constitute income to the Contract Owner so long as the Contract remains in force. However, in those situations where the interest rate credited to the Loan Account equals or is nearly the same as the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Contract lapses when a Contract loan is outstanding, the amount of the Contract loan outstanding, including any accrued and unpaid loan interest, will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includible in the Contract Owner’s income. Reinstatement of the lapsed contract within the same calendar year of the lapse may help minimize tax implications.
Generally, interest paid on any Contract loans will not be tax deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. Contract Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Contract.
Taxation of Contracts that Are MECs
Characterization of a Contract as a MEC
In general, a Contract will be considered a “modified endowment contract” under section 7702A of the Code (i.e., as a MEC) if (1) the Contract is received in exchange for a life insurance contract that was a MEC, or (2) the Contract is entered into on or after June 21, 1988 and premiums are paid into the Contract more rapidly than the rate defined by a “7-Pay Test.” This test generally provides that a Contract will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Contract at any time during the first 7 Contract Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Contract (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during a 7-Pay testing period, including a Contract that lapses due to nonpayment of premiums (unless it is reinstated
within 90 days) will affect the application of this test. We will monitor the Contracts and will attempt to notify Contract Owners on a timely basis if a Contract becomes a MEC. The Contract Owner may then request that we take any steps that may be available to avoid treatment of the Contract as a MEC, if that is desired.
Tax Treatment of Partial Surrenders, Loans, Assignments, and Pledges Where a Contract is a MEC
If the Contract is a MEC, partial surrenders from the Contract will be treated first as withdrawals of income and then as a recovery of the investment in the Contract. Thus, partial surrenders will be includible in income to the extent the Accumulated Value exceeds the investment in the Contract. The amount of any outstanding loans, including any accrued loan interest, will be treated as a withdrawal for tax purposes. In addition, distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC.
The discussion above regarding the tax treatment of deductibility of interest on loans and of lapses while loans are outstanding under the caption “Tax Treatment of Loans from Contracts that Are Not MECs” also generally applies to Contracts which are MECs.
If the Contract Owner assigns or pledges any portion of the Accumulated Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. The Contract Owner’s investment in the Contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Contract treated as a MEC, a Contract Owner should consult a tax advisor.
Penalty Tax
Generally, proceeds of a full or partial surrender (or the amount of any deemed withdrawal, such as in the case of loans, assignments and pledges) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income. This penalty tax does not apply where the surrender or deemed withdrawal is made (1) after the Contract Owner attains

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Federal Tax Matters
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age 59 1⁄2, (2) because the Contract Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Contract Owner (or the joint lives or life expectancies of the Contract Owner and his or her Beneficiary, as defined in the tax law).
Aggregation of Contracts that Are MECs
All life insurance contracts which are treated as MECs and which are purchased by the same person from Thrivent Financial, or any of our affiliates, within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). Contracts issued by different companies that subsequently merged are not aggregated. The effects of such aggregation are not always clear; however, it could affect the amount of a full or partial surrender (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.
Contracts Not Owned by Individuals
In the case of life insurance contracts issued to a nonnatural taxpayer, or held for the benefit of such an entity, the tax law provides that a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of the contract even if no loans are taken under the contract. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a twenty percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax advisor.
Constructive Receipt Issues
The IRS could determine that a Contract Owner is in constructive receipt of the Accumulated Value if the Accumulated Value becomes equal to the Death Benefit, which can occur in some instances where the Insured is Attained Age 95 or older. In a case where there may be constructive receipt, an amount equal to the excess of the Accumulated Value over the investment in the contract could be includible in the Contract Owner’s income at that time.
Section 1035 Exchanges
Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance contract for another life insurance contract, an endowment contract, or an annuity contract. Special rules and procedures apply to section 1035 exchanges. If you wish to take advantage of section 1035 of the Code, you should consult your tax advisor.
Accelerated Death Benefits
If an Insured is “terminally ill,” as defined in the tax law, accelerated death benefits paid under a life insurance contract generally will be excludable from income under section 101 of the Code. Exceptions apply for certain business-related contracts. Under the tax law, an individual is considered “terminally ill” if the individual has been certified by a physician (as defined in the tax law) as having an illness or physical condition which can reasonably be expected to result in death in 24 months or less after the date of the certification.
Amounts paid under the accelerated benefits for terminal illness rider incorporated into this Contract will in most circumstances, satisfy this requirement.
Actions to Ensure Compliance with the Tax Law
We believe that the maximum amount of premiums and other values that we have determined for the Contracts will comply with the federal tax definition of life insurance under section 7702 of the Code. We will monitor the amount of premiums paid and, if the premiums paid exceed those permitted by the tax definition of life insurance, we will refund the excess premiums with interest thereon to the extent required by the Code. We also reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of life insurance.
Other Considerations
Changing the Contract Owner, exchanging the Contract, changing from one Death Benefit Option to another, and other changes under the Contract may

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Federal Tax Matters
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have tax consequences (other than those discussed herein) depending on the circumstances of such change or event. This list and the discussion herein are not exhaustive. Other transactions with respect to a Contract may also have federal income or other tax consequences. Federal estate, and state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of full and partial surrenders made under a Contract unless the Contract Owner notifies us in writing, and such Notice is received at the Service Center at or before the time of the full or partial surrender, that he or she elects not to have any amounts withheld. Regardless of whether the Contract Owner requests that no taxes be withheld or whether we withhold a sufficient amount of taxes, the Contract Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Contract Owner may also be required to pay penalties under the estimated tax rules if the Contract Owner’s withholding and estimated tax payments are insufficient to satisfy the Contract Owner’s tax liability.

Additional Benefits
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We offer Additional Benefits that you can add to your Contract. Certain of these riders are subject to age and underwriting requirements and may be added or cancelled at any time. We generally deduct any monthly costs for these Additional Benefits from Accumulated Value as part of the monthly deduction. (See Fee Table for more information regarding rider expenses.) Your Thrivent Financial representative can help you determine whether certain Additional Benefits are appropriate for you. We describe any Additional Benefits included with your Contract more fully in your Contract.
Accidental Death Benefit
This benefit generally provides an additional Death Benefit when the Insured dies from accidental bodily injury. Subject to our overall limit on accidental Death Benefits, you may select the amount of coverage up to the same amount as the Face Amount of your Contract. Any accidental Death Benefit payable would be in addition to your basic Death Benefit. The charge for this rider, based on Issue Age, is a per-thousand rate multiplied by the accidental death amount.
Disability Waivers
You may select one of two different disability waivers, Disability Waiver of Monthly Deductions and Disability Waiver of Selected Amount.
Disability Waiver of Monthly Deductions
Waiver of monthly deductions provides that, in the event of the Insured’s qualifying disability, we will waive your cost of insurance and expense deductions until the earlier of the Insured’s age 121 or recovery from total disability. Having this optional rider guarantees that the Contract and Additional Benefits will continue while the Insured is disabled. The charge for this rider is a percentage based on Attained Age multiplied by the amount of each monthly deduction.
Disability Waiver of Selected Amount
Waiver of selected amount credits the amount selected at issue. This benefit is payable until the earlier of the Insured’s age 121 or recovery from total disability. The rider ensures that your planned premiums continue during the Insured’s disability and the Contract functions as if you were paying the planned premium. Having this optional rider does not always guarantee that the Contract and Additional Benefits will continue while the Insured is disabled. The charge for this rider is a percentage based on Attained Age multiplied by the selected amount.
Applicant Waiver of Selected Amount
This benefit enables the applicant on a Contract on the life of a minor to have selected amounts credited to the Contract in the event of the applicant’s qualifying

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Additional Benefits
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disability or death. Amounts will be credited until the end of the benefit period as defined in the rider. The charge for this benefit is a percentage based on attained age of the applicant and Issue Age of the Insured multiplied by the selected amount. The charge will apply until the rider terminates. The rider will terminate on the earliest of the following dates:
1.The date the applicant dies as a result of a risk not covered by the rider.
2.The date the applicant reaches age 65 or the end of a benefit period, if later.
3.The date control of the Contract transfers to the Insured.
4.The date the Contract terminates.
5.The first Monthly Anniversary on or after the date we receive Notice to cancel the rider.
Guaranteed Increase Option
Purchasing this option allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities. The charge is a per-thousand rate multiplied by the size of the guaranteed increase amount. A new No-Lapse Guarantee Premium will be determined for any No Lapse Guarantee in effect on the date of increase.
Child Term Life Insurance
This rider generally pays a benefit to the Beneficiary in the event of the death of a covered child of the Insured prior to the rider anniversary following the child’s 25th birthday. Conversely, in the event of the death of the Insured, the rider for any covered child will become child paid-up term insurance in force to the child’s 25th birthday. Beginning on the rider anniversary on or after the covered child’s 21st birthday until the rider anniversary on or after that child’s 25th birthday, the child will have the option to purchase his or her own life Contract without having to provide evidence of insurability. The charge for this benefit is a per-thousand rate multiplied by the amount of rider coverage. The charge does not depend upon the number of children Insured.
This rider may be issued even if there are no eligible children at the time the Contract is issued. In this case, there is no charge for this rider while there are no covered children. If you notify us within six months of the first birth or adoption, your child, and any subsequent children, will be covered without evidence of insurability. Charges will begin six months after the date of birth or adoption.
Term Life Insurance and Spouse Term Life Insurance
These riders provide additional term life insurance. The riders are available on the life of the Insured and/or on the life of the spouse of the Insured for 10, 20 or 30 years. The charge for this benefit is a per-thousand cost of insurance rate multiplied by the amount of rider coverage.
Annual Increase Benefit
This benefit annually increases the Face Amount of the Contract by a percentage selected by you and the sum of the increases under the rider cannot exceed the Face Amount of the Contract on the issue date of the rider. The increase is automatic and not subject to evidence of insurability. The amount of increase will be rounded up to the next $100. There is no charge for this benefit. However, as the Face Amount increases, your overall cost of insurance charge increases and the cost of insurance charge for the increase will be based on the Insured’s Attained Age on the effective date of the increase. A new No-Lapse Guarantee Premium will be determined for any No Lapse Guarantee in effect on the date of increase.
Accelerated Death Benefit for Terminal Illness Rider
This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states. The rider is designed to provide an income-tax free benefit under IRC section 101(g). In rare circumstances, tax consequences may result. See Federal Tax Matters. The fee to exercise this benefit is up to $150.

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Hypothetical Illustrations
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The following tables illustrate how the Death Benefits, Accumulated Values, and Cash Surrender Values of a hypothetical Contract could vary over an extended period. They are “hypothetical” because they are based upon several assumptions about investment returns and Contract Owner characteristics. The illustrations assume hypothetical rates of return equivalent to constant gross annual rates of 0%, 6%, and 10%.
All of the Contracts illustrated are based on the following factors:
♦	Male;
♦	Standard Risk Class;
♦	Non-tobacco;
♦	Age 40; and
♦	$400,000 Face Amount.
The six illustrations vary correspondingly as follows:
	Type of Death Benefit	Gross Annual Rate of Return
1	Level	0%
2	Variable	0%
3	Level	6%
4	Variable	6%
5	Level	10%
6	Variable	10%
The values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages during these Contract Years. The illustrations assume no Contract loans or partial surrenders have been taken. The amounts would differ if unisex rates were used.
The gross rates of return shown on the following pages are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustrations are not guaranteed.
Gross and net returns are shown at the top of each column. The gross return represents the combined effect of investment income and realized and unrealized capital gains and losses of the Portfolios before any reduction is made for Contract, management fees and other expenses. The net return reflects the average total annual Portfolio expenses (before any applicable waivers and reimbursements) of .83%. Assuming current charges, gross returns of 0%, 6% and 10% are equivalent to net returns of -.83%, 5.17% and 9.17% respectively.
All premiums are illustrated as if they were made at the beginning of the year. The illustrations assume that the Contract Owner pays premiums sufficient to support the 10-year No Lapse Guarantee but not the extended No-Lapse Guarantee.
The tables illustrate the cost of insurance and other charges at both current rates and the maximum rates guaranteed in the Contract. The amounts shown at the end of each Contract Year reflect a daily management fee and other expenses equivalent to an annual rate of .83% of the aggregate average daily net assets of the Portfolios. This hypothetical rate is representative of the average management fee plus other expenses applicable to the Portfolios in which the Subaccounts invest. This rate assumes that the Accumulated Value is allocated equally among the Subaccounts and the expenses are based on the arithmetic average of expenses paid in the year ended December 31, 2016 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, if any, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver. There can be no assurance that such expense reimbursement arrangements will continue in the future. The rate used in the illustrations reflects Portfolio expenses prior to any such waivers and reimbursements. Values illustrated would be higher if these reimbursements had been

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Hypothetical Illustrations
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taken into account. The actual charge under a Contract for Portfolio expenses will depend on the actual allocation of the Accumulated Value.
The illustrations also assume the deduction of administrative, sales and mortality and expense risk charges. The illustrations reflect the fact that we do not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce the Death Benefits, Accumulated Values and Cash Surrender Values shown.
The following table outlines the current and maximum annual mortality and expense risk charge that is assessed based on the Accumulated Value of all of the Subaccounts on the date the charge is deducted. No mortality and risk expense charges are deducted from the Fixed Accounts.

	Current M&E Charge	Maximum M&E
Subaccount Accumulated Value	All Years	All Years
0 up to $24,999.99	0.30%	0.45%
(monthly)	(.02497)	(.03742)
$25,000 up to 99,999.99	0.15	0.45
(monthly)	(.01249)	(.03742)
$100,000 and above	0.00	0.45
(monthly)	(0.0000)	(.03742)

If you request, we will furnish a free personalized illustration reflecting the proposed Insured’s age, sex, risk class, Face Amount, Death Benefit Option, and premium amount you have requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ substantially from those shown in the following tables. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all assumptions on which the personalized illustration is based.
If you are considering the purchase of a variable life insurance Contract from another insurance company, you should not rely upon these tables for comparison purposes. We will furnish, upon request, a comparable illustration based on the proposed Insured’s Issue Age, risk class, sex, Face Amount, Death Benefit Option and premium amount requested.

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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 0% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 1 (Level)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	0% (-0.83% net) Hypothetical Rate of Return & Maximum Charges				0% (-0.83% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay@	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay^	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$400,000	$ 3,266	$ 0	$4,500	$400,000	$ 3,272	$ 0
2	42	$4,500	$400,000	$ 6,427	$ 0	$4,500	$400,000	$ 6,443	$ 0
3	43	$4,500	$400,000	$ 9,474	$ 102	$4,500	$400,000	$ 9,505	$ 133
4	44	$4,500	$400,000	$12,399	$ 3,027	$4,500	$400,000	$12,449	$ 3,077
5	45	$4,500	$400,000	$15,197	$ 5,825	$4,500	$400,000	$15,269	$ 5,897
6	46	$4,500	$400,000	$17,863	$10,051	$4,500	$400,000	$17,962	$10,150
7	47	$4,500	$400,000	$20,401	$14,153	$4,500	$400,000	$20,530	$14,282
8	48	$4,500	$400,000	$22,828	$18,140	$4,500	$400,000	$22,991	$18,303
9	49	$4,500	$400,000	$25,163	$22,039	$4,500	$400,000	$25,406	$22,282
10	50	$4,500	$400,000	$27,393	$25,829	$4,500	$400,000	$27,758	$26,194
15	55	$4,500	$400,000	$38,150	$38,150	$4,500	$400,000	$40,384	$40,384
20	60	$4,500	$400,000	$43,315	$43,315	$4,500	$400,000	$51,762	$51,762
25	65	$4,500	$400,000	$39,912	$39,912	$4,500	$400,000	$58,923	$58,923
30	70	$4,500	$400,000	$22,839	$22,839	$4,500	$400,000	$57,662	$57,662
35	75	$ 0	$ 0	$ 0	$ 0	$4,500	$400,000	$43,672	$43,672
40	80	$ 0	$ 0	$ 0	$ 0	$4,500	$400,000	$ 2,889	$ 2,889
45	85	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
50	90	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
55	95	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
60	100	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
65	105	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
70	110	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
75	115	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
80	120	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
81	121	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
@ Coverage will terminate in year 34 under maximum charges. Additional premiums would be required to continue coverage.
^ Coverage will terminate in year 41 under current charges. Additional premiums would be required to continue coverage.
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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 0% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 2 (Variable)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	0% (-0.83% net) Hypothetical Rate of Return & Maximum Charges				0% (-0.83% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay@	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay^	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$403,261	$ 3,261	$ 0	$4,500	$403,266	$ 3,266	$ 0
2	42	$4,500	$406,410	$ 6,410	$ 0	$4,500	$406,426	$ 6,426	$ 0
3	43	$4,500	$409,440	$ 9,440	$ 68	$4,500	$409,470	$ 9,470	$ 98
4	44	$4,500	$412,339	$12,339	$ 2,967	$4,500	$412,389	$12,389	$ 3,017
5	45	$4,500	$415,103	$15,103	$ 5,731	$4,500	$415,175	$15,175	$ 5,803
6	46	$4,500	$417,726	$17,726	$ 9,914	$4,500	$417,824	$17,824	$10,012
7	47	$4,500	$420,210	$20,210	$13,962	$4,500	$420,338	$20,338	$14,090
8	48	$4,500	$422,574	$22,574	$17,886	$4,500	$422,734	$22,734	$18,046
9	49	$4,500	$424,835	$24,835	$21,711	$4,500	$425,074	$25,074	$21,950
10	50	$4,500	$426,981	$26,981	$25,417	$4,500	$427,343	$27,343	$25,779
15	55	$4,500	$437,035	$37,035	$37,035	$4,500	$439,377	$39,377	$39,377
20	60	$4,500	$440,776	$40,776	$40,776	$4,500	$449,889	$49,889	$49,889
25	65	$4,500	$434,980	$34,980	$34,980	$4,500	$455,413	$55,413	$55,413
30	70	$4,500	$415,023	$15,023	$15,023	$4,500	$451,052	$51,052	$51,052
35	75	$ 0	$ 0	$ 0	$ 0	$4,500	$432,623	$32,623	$32,623
40	80	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
45	85	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
50	90	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
55	95	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
60	100	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
65	105	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
70	110	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
75	115	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
80	120	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
81	121	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
@ Coverage will terminate in year 33 under maximum charges. Additional premiums would be required to continue coverage.
^ Coverage will terminate in year 40 under current charges. Additional premiums would be required to continue coverage.
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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 6% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 1 (Level)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	6% (5.17% net) Hypothetical Rate of Return & Maximum Charges				6% (5.17% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay@	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay#	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$400,000	$ 3,491	$ 0	$4,500	$ 400,000	$ 3,497	$ 0
2	42	$4,500	$400,000	$ 7,080	$ 0	$4,500	$ 400,000	$ 7,098	$ 0
3	43	$4,500	$400,000	$ 10,759	$ 1,387	$4,500	$ 400,000	$ 10,795	$ 1,423
4	44	$4,500	$400,000	$ 14,523	$ 5,151	$4,500	$ 400,000	$ 14,583	$ 5,211
5	45	$4,500	$400,000	$ 18,368	$ 8,996	$4,500	$ 400,000	$ 18,459	$ 9,087
6	46	$4,500	$400,000	$ 22,291	$ 14,479	$4,500	$ 400,000	$ 22,421	$ 14,609
7	47	$4,500	$400,000	$ 26,299	$ 20,051	$4,500	$ 400,000	$ 26,515	$ 20,267
8	48	$4,500	$400,000	$ 30,411	$ 25,723	$4,500	$ 400,000	$ 30,732	$ 26,044
9	49	$4,500	$400,000	$ 34,649	$ 31,525	$4,500	$ 400,000	$ 35,095	$ 31,971
10	50	$4,500	$400,000	$ 39,006	$ 37,442	$4,500	$ 400,000	$ 39,633	$ 38,069
15	55	$4,500	$400,000	$ 64,562	$ 64,562	$4,500	$ 400,000	$ 67,708	$ 67,708
20	60	$4,500	$400,000	$ 91,870	$ 91,870	$4,500	$ 400,000	$ 103,248	$ 103,248
25	65	$4,500	$400,000	$119,262	$119,262	$4,500	$ 400,000	$ 146,580	$ 146,580
30	70	$4,500	$400,000	$143,912	$143,912	$4,500	$ 400,000	$ 197,180	$ 197,180
35	75	$4,500	$400,000	$160,935	$160,935	$4,500	$ 400,000	$ 258,039	$ 258,039
40	80	$4,500	$400,000	$156,039	$156,039	$4,500	$ 400,000	$ 334,973	$ 334,973
45	85	$4,500	$400,000	$ 85,599	$ 85,599	$4,500	$ 463,202	$ 441,145	$ 441,145
50	90	$ 0	$ 0	$ 0	$ 0	$4,500	$ 599,287	$ 570,750	$ 570,750
55	95	$ 0	$ 0	$ 0	$ 0	$4,500	$ 741,816	$ 734,471	$ 734,471
60	100	$ 0	$ 0	$ 0	$ 0	$4,500	$ 960,537	$ 951,026	$ 951,026
65	105	$ 0	$ 0	$ 0	$ 0	$4,500	$1,231,417	$1,219,224	$1,219,224
70	110	$ 0	$ 0	$ 0	$ 0	$4,500	$1,564,805	$1,549,312	$1,549,312
75	115	$ 0	$ 0	$ 0	$ 0	$4,500	$1,970,220	$1,950,713	$1,950,713
80	120	$ 0	$ 0	$ 0	$ 0	$ 0	$2,431,579	$2,407,504	$2,407,504
81	121	$ 0	$ 0	$ 0	$ 0	$ 0	$2,532,961	$2,507,882	$2,507,882
@ Coverage will terminate in year 48 under maximum charges. Additional premiums would be required to continue coverage.
# The premium outlay is reduced to $1,028.40 in year 76 due to Internal Revenue Code limitations. No further premiums are allowed in year 77 and later.
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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 6% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 2 (Variable)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	6% (5.17% net) Hypothetical Rate of Return & Maximum Charges				6% (5.17% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay@	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay^	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$403,485	$ 3,485	$ 0	$4,500	$403,491	$ 3,491	$ 0
2	42	$4,500	$407,061	$ 7,061	$ 0	$4,500	$407,079	$ 7,079	$ 0
3	43	$4,500	$410,719	$ 10,719	$ 1,347	$4,500	$410,755	$ 10,755	$ 1,383
4	44	$4,500	$414,451	$ 14,451	$ 5,079	$4,500	$414,510	$ 14,510	$ 5,138
5	45	$4,500	$418,251	$ 18,251	$ 8,879	$4,500	$418,341	$ 18,341	$ 8,969
6	46	$4,500	$422,114	$ 22,114	$ 14,302	$4,500	$422,242	$ 22,242	$ 14,430
7	47	$4,500	$426,042	$ 26,042	$ 19,794	$4,500	$426,256	$ 26,256	$ 20,008
8	48	$4,500	$430,055	$ 30,055	$ 25,367	$4,500	$430,371	$ 30,371	$ 25,683
9	49	$4,500	$434,172	$ 34,172	$ 31,048	$4,500	$434,611	$ 34,611	$ 31,487
10	50	$4,500	$438,382	$ 38,382	$ 36,818	$4,500	$439,003	$ 39,003	$ 37,439
15	55	$4,500	$462,511	$ 62,511	$ 62,511	$4,500	$465,838	$ 65,838	$ 65,838
20	60	$4,500	$486,123	$ 86,123	$ 86,123	$4,500	$498,839	$ 98,839	$ 98,839
25	65	$4,500	$504,930	$104,930	$104,930	$4,500	$536,582	$136,582	$136,582
30	70	$4,500	$511,513	$111,513	$111,513	$4,500	$573,639	$173,639	$173,639
35	75	$4,500	$493,407	$ 93,407	$ 93,407	$4,500	$604,309	$204,309	$204,309
40	80	$4,500	$424,409	$ 24,409	$ 24,409	$4,500	$612,505	$212,505	$212,505
45	85	$ 0	$ 0	$ 0	$ 0	$4,500	$552,291	$152,291	$152,291
50	90	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
55	95	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
60	100	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
65	105	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
70	110	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
75	115	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
80	120	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
81	121	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
@ Coverage will terminate in year 42 under maximum charges. Additional premiums would be required to continue coverage.
^ Coverage will terminate in year 50 under current charges. Additional premiums would be required to continue coverage.
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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 10% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 1 (Level)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	10% (9.17% net) Hypothetical Rate of Return & Maximum Charges				10% (9.17% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay#	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay#	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$ 400,000	$ 3,642	$ 0	$4,500	$ 400,000	$ 3,648	$ 0
2	42	$4,500	$ 400,000	$ 7,531	$ 0	$4,500	$ 400,000	$ 7,550	$ 0
3	43	$4,500	$ 400,000	$ 11,676	$ 2,304	$4,500	$ 400,000	$ 11,715	$ 2,343
4	44	$4,500	$ 400,000	$ 16,090	$ 6,718	$4,500	$ 400,000	$ 16,157	$ 6,785
5	45	$4,500	$ 400,000	$ 20,786	$ 11,414	$4,500	$ 400,000	$ 20,891	$ 11,519
6	46	$4,500	$ 400,000	$ 25,784	$ 17,972	$4,500	$ 400,000	$ 25,977	$ 18,165
7	47	$4,500	$ 400,000	$ 31,110	$ 24,862	$4,500	$ 400,000	$ 31,415	$ 25,167
8	48	$4,500	$ 400,000	$ 36,810	$ 32,122	$4,500	$ 400,000	$ 37,255	$ 32,567
9	49	$4,500	$ 400,000	$ 42,932	$ 39,808	$4,500	$ 400,000	$ 43,551	$ 40,427
10	50	$4,500	$ 400,000	$ 49,500	$ 47,936	$4,500	$ 400,000	$ 50,364	$ 48,800
15	55	$4,500	$ 400,000	$ 92,957	$ 92,957	$4,500	$ 400,000	$ 97,072	$ 97,072
20	60	$4,500	$ 400,000	$ 154,644	$ 154,644	$4,500	$ 400,000	$ 170,063	$ 170,063
25	65	$4,500	$ 400,000	$ 244,712	$ 244,712	$4,500	$ 400,000	$ 281,958	$ 281,958
30	70	$4,500	$ 444,471	$ 383,165	$ 383,165	$4,500	$ 528,138	$ 455,291	$ 455,291
35	75	$4,500	$ 634,247	$ 592,754	$ 592,754	$4,500	$ 770,033	$ 719,657	$ 719,657
40	80	$4,500	$ 950,965	$ 905,681	$ 905,681	$4,500	$ 1,179,917	$ 1,123,731	$ 1,123,731
45	85	$4,500	$ 1,425,694	$ 1,357,803	$ 1,357,803	$4,500	$ 1,812,697	$ 1,726,378	$ 1,726,378
50	90	$4,500	$ 2,094,508	$ 1,994,769	$ 1,994,769	$4,500	$ 2,736,019	$ 2,605,733	$ 2,605,733
55	95	$4,500	$ 2,964,674	$ 2,935,321	$ 2,935,321	$4,500	$ 3,974,928	$ 3,935,572	$ 3,935,572
60	100	$4,500	$ 4,425,946	$ 4,382,125	$ 4,382,125	$4,500	$ 6,072,279	$ 6,012,157	$ 6,012,157
65	105	$4,500	$ 6,570,525	$ 6,505,470	$ 6,505,470	$4,500	$ 9,223,301	$ 9,131,981	$ 9,131,981
70	110	$4,500	$ 9,700,675	$ 9,604,628	$ 9,604,628	$4,500	$13,932,671	$13,794,724	$13,794,724
75	115	$4,500	$14,229,793	$14,088,904	$14,088,904	$4,500	$20,908,671	$20,701,655	$20,701,655
80	120	$ 0	$20,682,138	$20,477,364	$20,477,364	$ 0	$31,092,622	$30,784,774	$30,784,774
81	121	$ 0	$22,264,522	$22,044,081	$22,044,081	$ 0	$33,622,234	$33,289,340	$33,289,340
# The premium outlay is reduced to $1,028.40 in year 76 due to Internal Revenue Code limitations. No further premiums are allowed in year 77 and later.
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Hypothetical Illustrations
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FLEXIBLE PREMIUM VARIABLE LIFE II
Hypothetical Illustration
Based on 10% Rate of Return
Issue Age:	40
Risk Class:	Non-Tobacco
Death Benefit Option:	Option 2 (Variable)
Face Amount:	$400,000
Sex:	Male
Annual Premiums:	$4,500

End of Contract Year	Age	10% (9.17% net) Hypothetical Rate of Return & Maximum Charges				10% (9.17% net) Hypothetical Rate of Return & Current Charges
		Premium Outlay@	Death Benefit	Accumulated Value	Cash Surr Value	Premium Outlay	Death Benefit	Accumulated Value	Cash Surr Value
1	41	$4,500	$403,636	$ 3,636	$ 0	$4,500	$ 403,642	$ 3,642	$ 0
2	42	$4,500	$407,511	$ 7,511	$ 0	$4,500	$ 407,530	$ 7,530	$ 0
3	43	$4,500	$411,633	$ 11,633	$ 2,261	$4,500	$ 411,671	$ 11,671	$ 2,299
4	44	$4,500	$416,009	$ 16,009	$ 6,637	$4,500	$ 416,076	$ 16,076	$ 6,704
5	45	$4,500	$420,652	$ 20,652	$ 11,280	$4,500	$ 420,756	$ 20,756	$ 11,384
6	46	$4,500	$425,574	$ 25,574	$ 17,762	$4,500	$ 425,765	$ 25,765	$ 17,953
7	47	$4,500	$430,798	$ 30,798	$ 24,550	$4,500	$ 431,100	$ 31,100	$ 24,852
8	48	$4,500	$436,366	$ 36,366	$ 31,678	$4,500	$ 436,805	$ 36,805	$ 32,117
9	49	$4,500	$442,321	$ 42,321	$ 39,197	$4,500	$ 442,931	$ 42,931	$ 39,807
10	50	$4,500	$448,679	$ 48,679	$ 47,115	$4,500	$ 449,534	$ 49,534	$ 47,970
15	55	$4,500	$489,866	$ 89,866	$ 89,866	$4,500	$ 494,237	$ 94,237	$ 94,237
20	60	$4,500	$544,621	$144,621	$144,621	$4,500	$ 562,476	$ 162,476	$ 162,476
25	65	$4,500	$615,233	$215,233	$215,233	$4,500	$ 661,846	$ 261,846	$ 261,846
30	70	$4,500	$702,720	$302,720	$302,720	$4,500	$ 802,340	$ 402,340	$ 402,340
35	75	$4,500	$805,338	$405,338	$405,338	$4,500	$ 999,924	$ 599,924	$ 599,924
40	80	$4,500	$908,685	$508,685	$508,685	$4,500	$1,269,725	$ 869,725	$ 869,725
45	85	$4,500	$974,652	$574,652	$574,652	$4,500	$1,607,255	$1,207,255	$1,207,255
50	90	$4,500	$932,785	$532,785	$532,785	$4,500	$1,999,377	$1,599,377	$1,599,377
55	95	$4,500	$682,685	$282,685	$282,685	$4,500	$2,444,874	$2,044,874	$2,044,874
60	100	$ 0	$ 0	$ 0	$ 0	$4,500	$2,948,586	$2,548,586	$2,548,586
65	105	$ 0	$ 0	$ 0	$ 0	$4,500	$3,454,649	$3,054,649	$3,054,649
70	110	$ 0	$ 0	$ 0	$ 0	$4,500	$3,945,125	$3,545,125	$3,545,125
75	115	$ 0	$ 0	$ 0	$ 0	$4,500	$4,320,834	$3,920,834	$3,920,834
80	120	$ 0	$ 0	$ 0	$ 0	$4,500	$4,396,386	$3,996,386	$3,996,386
81	121	$ 0	$ 0	$ 0	$ 0	$4,500	$4,350,815	$3,950,815	$3,950,815
@ Coverage will terminate in year 58 under maximum charges. Additional premiums would be required to continue coverage.
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Sales and Other Agreements
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial on behalf of Thrivent Investment Management Inc. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this prospectus (commissions and other incentives are described below). As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an insurance producer of ours for purposes of the sale of the Contract.
Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase or increase coverage under a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase or increase coverage under one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions are paid to the financial representative at 50% of commissionable premiums when you make increases in coverage. Your financial representative may receive asset-based compensation ranging from 0% to 0.30% of Accumulated Value, if eligible. In addition, your financial representative may receive premium-based compensation ranging from 0% to 9% of all premiums paid plus 0% to 0.30% of the Cash Surrender Value annually, for the life of the Contract, if eligible.
If you elect a settlement option, we pay commissions to the financial representative ranging from 0% to 0.40% of the premium applied to the settlement option, if eligible.
In addition to commissions, we may pay or provide other promotional incentives. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:
♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

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Sales and Other Agreements
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♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and
♦	providing services to Contract Owners.
These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.
In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

Financial Statements
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The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.
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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061
Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, Withdrawals or Other Requests:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions, please contact 1-800-847-4836.
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Definitions
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Account Ratio: The Account Ratio is used to allocate monthly deductions, partial surrenders, transfers and contract loans among Subaccounts and Fixed Accounts. The Account Ratio for any Subaccount or Fixed Accounts is the ratio of the Accumulated Value in that Subaccount or Fixed Accounts to the Accumulated Value of the Contract less any Debt.
Accumulated Value: The total value of the Contract. Accumulated Value equals the sum of the Subaccounts, the Fixed Accounts, and the Loan Account.
Accumulation Unit: A unit of measure used to calculate the Accumulated Value in each Subaccount of the Variable Account.
Accumulation Unit Value: On any Valuation Date, the value of the Accumulation Unit of each Subaccount of the Variable Account.
Additional Benefits: Benefits provided by riders, if any, attached to the Contract.
Application: The form completed by the applicant(s) for the Contract or requesting a change to the Contract. The completed Application includes information needed by Thrivent Financial in order to evaluate and classify risk. The Application includes the original application and all amendments and supplements to the application.
Attained Age: Attained Age on any day is the Insured’s age on the Contract Anniversary on or immediately prior to that day.
Automatic Asset Rebalancing: An elective feature of the Contract that provides an automatic rebalancing of Accumulated Values of Subaccounts in accordance with rebalancing percentages that you elect.
Beneficiary: The person(s) named by the Contract Owner to receive the Death Proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value: The Accumulated Value of the Contract less any applicable Decrease Charges; outstanding Debt; and any unpaid monthly deductions.
Commuted Value: The present value of any remaining future payments for the rest of a guaranteed payment period.
Contract: The flexible premium variable adjustable life insurance contract (Thrivent Financial Variable Universal Life II) offered by us (Thrivent Financial) and described in this prospectus. The entire Contract consists of the Contract, any Additional Benefits, amendments, endorsements, Application and articles of incorporation and bylaws.
Contract Anniversary: The same date in each succeeding year as the Date of Issue.
Contract Date: The latest of the (1) Date of Issue; (2) the date we receive in Good Order the first premium payment at our Service Center; or (3) the date we approve this Contract to be issued.
Contract Year: The 12-month period following the Date of Issue or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Date of Issue.
Date of Issue: The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.
DCA Fixed Account: This account is established when you set up the Dollar Cost Averaging plan. Net Premiums are directed to this account for subsequent monthly transfers into Subaccounts according to your allocation instructions. The amount in the DCA Fixed Account is credited with an interest rate that is determined when the payment is allocated to the DCA Fixed Account. The interest rate is effective for 12 months from the date of allocation. The DCA Fixed Account is part of our General Account and is not a Subaccount. The DCA Fixed Account is included as part of the Accumulated Value of your Contract.
Death Benefit: The amount of benefit that provides the basis for the Death Proceeds calculation. The Death Benefit on any day depends upon the Death Benefit Option in effect on that day.

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Definitions
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Death Benefit Option: Either of the two methods used to determine the Death Benefit. The option is selected in the Application and may be changed any time prior to Attained Age 121.
Death Proceeds: The amount paid upon the death of the Insured. The amount is paid to a Beneficiary designated by the Contract Owner.
Debt: All unpaid contract loans plus accrued interest.
Decrease Charge: A Decrease Charge compensates us for expenses associated with underwriting, issuing and distributing the Contract. The charge applies to decreases in the Face Amount or partial surrenders that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount on the increased amount). We calculate the amount of the Decrease Charge at the time of the reduction in Face Amount or surrender. We do not deduct this amount until the next Monthly Anniversary or upon surrender or lapse, if earlier.
Dollar Cost Averaging: An elective program that systematically moves dollars from either the DCA Fixed Account or the Money Market Subaccount.
Face Amount: The amount of life insurance provided by the Contract exclusive of any Additional Benefits. The Face Amount of your Contract may change, as described in your Contract.
Fixed Account: An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount.
Fixed Accounts: Amounts held in the Fixed Account and DCA Fixed Account.
Free Look Period: The period of time during which you have the right to examine and cancel your Contract and receive, in most states, a refund equal to the Contract’s Accumulated Value plus any Percent of Premium Charge and any monthly deduction made.
Fund: Thrivent Series Fund, Inc., the mutual fund described in the prospectus included with this prospectus consisting of several Portfolios that underlie Subaccounts of the Variable Account.
General Account: The General Account includes all assets we own that are not in the Variable Account or any other separate account.
Good Order: Any request that is submitted with any and all required forms, information, authorization, and funds, received at our Service Center in Appleton, Wisconsin.
Insurance Coverage Amount: The Face Amount plus any amount of insurance on the Insured provided by a term life insurance rider attached to this contract.
Insured: The person on whose life the Contract is issued.
Internal Revenue Code: The Internal Revenue Code of 1986, as amended.
Issue Age: The age of the Insured as of his or her last birthday on the Date of Issue.
Loan Account: When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan less accumulated value transferred from the Loan Account to a Subaccount and the Fixed Accounts as a result of repayment of Debt plus the amount by which the accrued interest charged exceeds the amount of interest credited.
Monthly Anniversary: The date each month on which we deduct charges from Accumulated Value. These monthly deductions occur once each month on the Valuation Date, on or next following the day of the month which corresponds to the day of the month that we issued the Contract.

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Definitions
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Net Premium: The amount of each premium that is applied to the Subaccounts of the Variable Account or to the Fixed Accounts. The Net Premium is equal to the premium paid less the Percent of Premium Charge. The Percent of Premium Charge may not be deducted in certain situations.
No-Lapse Guarantee: A Contract provision that guarantees that insurance coverage will not lapse in the event your Cash Surrender Value is not adequate to cover the current monthly deductions. There are two levels of No-Lapse Guarantees available: 10-year and extended. You must meet the premium requirements a No-Lapse Guarantee for the Contract to remain in force in the event your Cash Surrender Value is not adequate.
No-Lapse Guarantee Premium: The minimum monthly premium required to keep the No-Lapse Guarantees in effect. Different combinations of age, sex, risk class, Face Amount, Death Benefit Option and additional benefits will result in different No-Lapse Guarantee Premiums.
Notice: A request signed by the Contract Owner, received in Good Order by us at our Service Center and satisfactory in form and content to us.
Owner: The person or entity who owns the Contract.
Percent of Premium Charge: 5% of each premium while the Face Amount is less than $250,000 otherwise 4% of each premium.
Portfolio: A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Service Center: Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001. Telephone: (800) 847-4836. E-mail: mail@thrivent.com.
Subaccount: A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Thrivent Financial: Thrivent Financial for Lutherans, a fraternal benefit society organized under the laws of the State of Wisconsin, owned by and operated for its members. Thrivent Financial is the issuer of the Contract.
Thrivent Financial representative: A person who is appropriately licensed by state insurance department officials to sell the Contract, and is a licensed registered representative of Thrivent Investment Management Inc.
Thrivent Investment Management Inc.: An indirect subsidiary of Thrivent Financial and a registered broker-dealer and investment adviser. It serves as principal underwriter of the Contract.
Valuation Date: Any day upon which the New York Stock Exchange is open for regular trading.
Valuation Period: The period from the end of one Valuation Date to the end of the next Valuation Date.
Variable Account: Thrivent Variable Life Account I, a segregated asset account that is separate from our General Account.
we, us, our: Thrivent Financial.
you, your: The Owner of the Contract.

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Obtaining Additional Information
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To learn more about the Contract, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI is provided below for your reference.
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
Depositor
Registrant
SERVICES
Service Agreements and Other Service Providers
PREMIUMS
Administrative Procedures
Automatic Premium Loans
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
Surrender and Withdrawal
Material Contracts Relating to the Registrant
PRINCIPAL UNDERWRITER
Identification
Offering and Commissions
ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
Special Purchase Plans
Underwriting Procedures
Increases in Face Amount
LAPSE AND REINSTATEMENT
LOANS
STANDARD AND POOR’S DISCLAIMER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The prospectus and the SAI are available upon request. You can get these documents and all other documents required to be filed with the SEC free by the following means:
Notice:
Thrivent Financial
Service Center
4321 North Ballard Road
Appleton, WI 54919-0001
Online:
www.thrivent.com
E-Mail Address:
mail@thrivent.com
Toll-Free Telephone Number:
(800) 847-4836
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Obtaining Additional Information
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We will furnish upon request a copy of personalized illustrations of your Contract’s Death Benefits, Cash Surrender Values, and Accumulated Values.
You can also review and get copies of the prospectus, SAI and annual report by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 942-8090. Reports and other information about Thrivent Variable Life Account I are available on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.
Thrivent Variable Life Account I
1933 Act Registration No. 333-148578
1940 Act Registration No. 811-08289
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THRIVENT VARIABLE LIFE ACCOUNT I
Statement of Additional Information
Dated April 30, 2017
Flexible Premium Variable Adjustable Life Insurance Contract
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (SAI) contains additional information about the Thrivent Financial Variable Universal Life II Contract, a flexible premium variable adjustable life insurance contract (Contract) offered by Thrivent Financial for Lutherans (Thrivent Financial) to persons eligible for membership in Thrivent Financial. This SAI is not a prospectus and should be read together with the prospectus for the contract dated April 30, 2017. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus that is incorporated by reference. A copy of the prospectus may be obtained at no charge by writing Thrivent Financial (attention: Thrivent Financial Service Center) at 4321 North Ballard Road, Appleton, WI 54919, by calling (800) 847-4836, or at www.thrivent.com.
1

GENERAL INFORMATION AND HISTORY
Depositor
Thrivent Financial, a fraternal benefit society owned by and operated for its members, was organized in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002.
Registrant
Thrivent Variable Life Account I (the “Variable Account”) is a separate account of ours, which was established on May 8, 1997 and the first investment was made on March 31, 1998. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PREMIUMS
Administrative Procedures
If mandated under applicable law, we may be required to reject an initial premium.
Sometimes we are not able to accept premiums. We reserve the following rights to ensure compliance with provisions in the Internal Revenue Code to retain the tax deferral quality, or exclusion of increases in cash value and death benefits from gross income:
(1)	to accept certain premiums;
(2)	to refund premiums;
(3)	to refund the earnings on premiums;
(4)	to refund any necessary accumulated value; and
(5)	to increase death benefit.
Automatic Premium Loans
The Contract does not provide for automatic premium loans.
2

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
We offer Additional Benefits that you can add to your Contract. Certain of these riders are subject to age and underwriting requirements and may be added, if available, or cancelled at any time. The prospectus provides a detailed discussion regarding Additional Benefits.
Surrender and Withdrawal
The prospectus provides a detailed discussion regarding Surrenders and withdrawals (referred to as Partial Surrenders and Loans in the Contract).
Material Contracts Relating to the Registrant
There are no material contracts relating to the operation or administration of the Variable Account not already disclosed.
PRINCIPAL UNDERWRITER
Identification
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 is an indirect subsidiary of Thrivent Financial and a registered broker-dealer. Thrivent Investment Management Inc. is a corporation organized under Delaware law in 1986 and it serves as the principal underwriter of the Contracts. Contracts are distributed by financial representatives of Thrivent Investment Management Inc. Thrivent Investment Management Inc. is a member of the Financial Industry Regulatory Authority (FINRA), and is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934. It also serves as the principal underwriter of other variable accounts established by Thrivent Financial. Thrivent Investment Management Inc.’s fiscal year operates on a calendar year basis.
Offering and Commissions
Offerings of units issued under the terms of the Contracts are continuous.
Thrivent Investment Management Inc. may execute selling agreements with other broker-dealer firms to sell the Contracts. In addition, we may retain other firms to service as principal underwriters of the Contracts. We offer the Contracts in all states and the District of Columbia where authorized to do so.
Duly licensed financial representatives of Thrivent Investment Management Inc. are also licensed by state insurance departments to sell Contracts as registered representatives. Thrivent Financial on behalf of Thrivent Investment Management Inc. will pay the financial representative commissions and other distribution compensation on the sale of the Contracts. This will not result in any charge to the Contract Owner in addition to the charges already described in the prospectus. Thrivent Financial on behalf of Thrivent Investment Management Inc. pays financial representatives commissions of up to 50% of commissionable premium at the time of the sale. In addition to direct compensation, financial representatives may be eligible to receive other benefits based on the amount of earned commissions. Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the contract, including other incentives or payments, are not charged directly to the owners of Contracts.
3

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2014	2015	2016
$3,416,918	$3,897,627	$3,320,525
ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
We charge a sales load, referred to as “Percent of Premium Charge” in the Contract, of 5% on each premium while the Face Amount is less than $250,000, otherwise 4% of each premium.
Special Purchase Plans
We currently do not have any programs such as group discounts that would result in a variation in, or elimination of, any applicable charges. In some situations, certain charges may be waived.
Underwriting Procedures
We require proof of insurability, which may include a medical examination. We offer people who do not use tobacco products the most favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Increases in Face Amount
Subject to our underwriting guidelines and policies, the Contract Owner has the right to increase the Face Amount at any time before the Insured’s 81st birthday. Increases in Face Amount will result in additional charges to cover the increased amount at risk. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue.
A new set of Decrease Charges will also apply to each increase in the Face Amount. The Decrease Charge applies to decreases in Face Amount during the first 10 years following an increase in Face Amount. The Decrease Charge remains level during the first five years following an increase in Face Amount, and then decreases each Contract Year to zero after the 10th year following an increase in Face Amount. Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, then as needed from the original Face Amount.
LAPSE AND REINSTATEMENT
The prospectus provides a detailed discussion regarding lapse and reinstatement provisions of the Contract.
LOANS
The prospectus provides a detailed discussion regarding loans.
4

STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2016 and December 31, 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of each of the subaccounts of Thrivent Variable Life Account I as of December 31, 2016 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2015 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.
6

Independent Auditor’s Report
To the Board of Directors of Thrivent Financial for Lutherans:
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans (the “Company”), which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2016.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
Minneapolis, Minnesota
February 15, 2017

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2016 and 2015
(in millions)
	2016	2015
Admitted Assets
Bonds	$41,908	$40,508
Stocks	1,713	1,461
Mortgage loans	7,776	7,558
Real estate	55	50
Cash, cash equivalents and short-term investments	1,731	1,808
Contract loans	1,164	1,172
Receivables for securities	70	39
Limited partnerships	2,920	2,684
Other invested assets	179	157
Total cash and invested assets	57,516	55,437
Accrued investment income	430	462
Due premiums and considerations	125	115
Other assets	45	36
Assets held in separate accounts	26,718	24,062
Total Admitted Assets	$84,834	$80,112
Liabilities
Aggregate reserves for life, annuity and health contracts	$44,026	$42,314
Deposit liabilities	3,272	3,104
Contract claims	296	276
Dividends due in following calendar year	317	312
Interest maintenance reserve	416	423
Asset valuation reserve	1,099	1,000
Transfers due from separate account	(567)	(544)
Payable for securities	384	1,005
Securities lending obligation	523	385
Other liabilities	671	701
Liabilities related to separate accounts	26,671	24,009
Total Liabilities	77,108	72,985
Surplus
Unassigned funds	7,725	7,126
Other surplus	1	1
Total Surplus	7,726	7,127
Total Liabilities and Surplus	$84,834	$80,112
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Revenues
Premiums	$5,451	$5,500	$5,426
Considerations for supplementary contracts with life contingencies	78	66	114
Net investment income	2,768	2,805	2,686
Separate account fees	580	566	521
Amortization of interest maintenance reserve	118	128	145
Other revenues	48	56	47
Total Revenues	9,043	9,121	8,939
Benefits and Expenses
Death benefits	1,005	969	919
Surrender benefits	1,928	1,833	1,760
Change in reserves	1,712	1,339	1,165
Other benefits	1,414	1,327	1,306
Total benefits	6,059	5,468	5,150
Commissions	286	295	293
General insurance expenses	637	587	546
Fraternal benefits and expenses	173	186	169
Transfers to (from) separate accounts, net	902	1,457	1,728
Total expenses and net transfers	1,998	2,525	2,736
Total Benefits and Expenses	8,057	7,993	7,886
Gain from Operations before Dividends and Capital Gains and Losses	986	1,128	1,053
Dividends	315	316	239
Gain from Operations before Capital Gains and Losses	671	812	814
Realized capital gains (losses), net	(115)	(42)	(49)
Net Income	$ 556	$ 770	$ 765
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Surplus, Beginning of Year	$7,127	$6,493	$5,798
Net income	556	770	765
Change in unrealized investment gains and losses	68	(164)	108
Change in non-admitted assets	(6)	—	(5)
Change in asset valuation reserve	(99)	(28)	(32)
Change in surplus of separate account	(6)	(20)	(5)
Pension liability adjustment	86	76	(136)
Surplus, End of Year	$7,726	$7,127	$6,493
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Cash from Operations
Premiums	$ 5,523	$ 5,569	$ 5,542
Net investment income	2,289	2,303	2,326
Other revenues	625	616	560
	8,437	8,488	8,428
Benefit- and loss-related payments	(4,214)	(4,006)	(3,862)
Transfers to separate account, net	(923)	(1,446)	(1,777)
Commissions and expenses	(1,065)	(1,094)	(1,015)
Dividends	(311)	(239)	(235)
Net Cash from Operations	1,924	1,703	1,539
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	6,870	6,405	5,712
Stocks	923	753	721
Mortgage loans	809	921	865
Other	884	864	735
	9,486	8,943	8,033
Cost of investments acquired or originated:
Bonds	(8,841)	(7,950)	(7,133)
Stocks	(1,008)	(892)	(840)
Mortgage loans	(1,034)	(1,101)	(954)
Other	(745)	(486)	(517)
	(11,628)	(10,429)	(9,444)
Transactions under mortgage dollar roll program, net	598	83	(52)
Change in net amounts due to/from broker	(651)	27	(37)
Change in collateral held for securities lending	138	(26)	64
Change in contract loans	6	20	28
Net Cash from Investments	(2,051)	(1,382)	(1,408)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	57	(19)	(63)
Other	(7)	3	5
Net Cash from Financing and Miscellaneous Sources	50	(16)	(58)
Net Change in Cash, Cash Equivalents and Short-Term Investments	(77)	305	73
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,808	1,503	1,430
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 1,731	$ 1,808	$ 1,503
Supplemental information:
Mortgage Loan Refinancing	$ 143	$ 158	$ —
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2016, 2015 and 2014
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members primarily through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $216 million and $814 million in the mortgage dollar roll program as of December 31, 2016 and 2015, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at market value. Common stocks of unconsolidated subsidiaries and affiliates are carried on the statutory equity basis.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, cash equivalents and short-term investments:  Cash and cash equivalents, which consist of demand deposits and highly liquid investments purchased with an original maturity of three months or less, are carried at amortized cost. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in money market mutual funds, which are carried at fair value, and investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.
Other invested assets:  Other invested assets consist of derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, and other invested assets and are accounted for as a direct increase or decrease of surplus.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using an average cost method.
Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges, rider fees, and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating. Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits. Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Asset Valuation Reserve
Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life and annuity premiums are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive, health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.
Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.
New Accounting Guidance
In 2016, Thrivent Financial adopted changes to Statement of Statutory Accounting Principle (SSAP) No. 1 (Accounting Policies, Risks & Uncertainties, and Other Disclosures) requiring a new disclosure of the nature and amount of any assets received as collateral, reflected as assets within the financial statements, and the recognized liability to return these collateral assets, including a comparison to admitted assets. The additional disclosure was added in footnote 2.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
New Accounting Guidance, continued
In 2016, Thrivent Financial adopted changes to SSAP No. 26 (Bonds); No. 32 (Preferred Stock); and No. 43R (Loan-Backed and Structured Securities) which requires disclosure, by investment type, the number of “5*” securities, book adjusted carrying value and fair value for those securities. The “5*” securities are securities which are unrated but are current on principal and interest payments. Thrivent Financial held no “5*” securities at December 31, 2016 or 2015.
In 2016, Thrivent Financial adopted changes to SSAP No. 100 (Accounting Policies, Risks & Uncertainties, and Other Disclosures) which requires ‘Deposit liabilities with no defined or contractual maturities’ to be omitted from the table of Fair Value of All Financial Instruments in footnote 8. Prior year amounts were adjusted to conform to current year presentation.
In 2015, Thrivent Financial adopted changes to SSAP Nos. 36 (Troubled Debt Restructuring); 37 (Mortgages); 40 (Real Estate Investments) which provides clarity regarding the derecognition of mortgage loans and subsequent recognition of real estate when foreclosures occur. The additional disclosure was added to the mortgage loan section of footnote 2.
In 2015, Thrivent Financial adopted changes to SSAP No. 61R (Life, Deposit-Type and Accident and Health Reinsurance) which requires additional disclosure regarding compliance with Actuarial Guideline 48. The additional disclosure was added to footnote 6.
In 2015, Thrivent Financial adopted changes to SSAP No. 97 (Investments in Subsidiary, Controlled and Affiliated Entities) which requires additional disclosures with regard to the admitted values of investments in insurance and non-insurance entities. The additional disclosure was added to footnote 11.
Subsequent Events
Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 15, 2017, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and agency securities	$ 2,481	$ 73	$ 7	$ 2,547
U.S. state and political subdivision securities	134	33	—	167
Securities issued by foreign governments	107	7	1	113
Corporate debt securities	29,659	2,047	316	31,390
Residential mortgage-backed securities	7,264	91	56	7,299
Commercial mortgage-backed securities	1,845	16	27	1,834
Collateralized debt obligations	3	8	—	11
Other debt obligations	415	6	3	418
Total bonds	$41,908	$2,281	$410	$43,779
December 31, 2015
U.S. government and agency securities	$ 2,351	$ 83	$ 4	$ 2,430
U.S. state and political subdivision securities	106	31	—	137
Securities issued by foreign governments	95	9	—	104
Corporate debt securities	28,902	1,688	728	29,862
Residential mortgage-backed securities	6,917	118	34	7,001
Commercial mortgage-backed securities	1,741	18	17	1,742
Collateralized debt obligations	3	7	—	10
Other debt obligations	393	4	4	393
Total bonds	$40,508	$1,958	$787	$41,679
The admitted value of corporate debt securities issued in foreign currencies was $150 million and $131 million as of December 31, 2016 and 2015, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2016
Due in one year or less	$ 2,599	$ 2,631
Due after one year through five years	9,125	9,793
Due after five years through ten years	12,611	12,809
Due after ten years	19,179	20,153
Total	$43,514	$45,386

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. government and agency securities	9	$ 345	$ 7	—	$ —	$—
Securities issued by foreign governments	2	24	1	—	—	—
Corporate debt securities	756	6,806	241	123	794	75
Residential mortgage-backed securities	111	4,146	44	34	144	12
Commercial mortgage-backed securities	102	977	27	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	44	180	2	11	17	1
Total bonds	1,024	$12,478	$322	170	$ 955	$ 88
December 31, 2015
U.S. government and agency securities	14	$ 587	$ 3	2	$ 28	$ 1
Securities issued by foreign governments	—	—	—	—	—	—
Corporate debt securities	1,134	8,234	479	164	987	249
Residential mortgage-backed securities	76	3,074	23	30	163	11
Commercial mortgage-backed securities	81	806	17	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	72	296	3	7	25	1
Total bonds	1,377	$12,997	$525	205	$1,203	$262
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
As of December 31, 2016, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2016 are considered mortgage-referenced securities.
CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$ 5	$ 7	$ 6
912828B25	25	26	26
912828HN3	15	18	17
912828JE1	65	76	72
912828NM8	26	30	29
912828QV5	78	83	83
912828UH1	27	27	28
	$241	$267	$261
Stocks
The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):
	2016	2015
Unaffiliated preferred stocks:
Cost/statement value	$ 125	$ 97
Gross unrealized gains	12	6
Gross unrealized losses	(1)	(1)
Fair value	$ 136	$ 102
Unaffiliated common stocks:
Cost	$1,008	$ 896
Gross unrealized gains	225	160
Gross unrealized losses	(22)	(42)
Fair value/statement value	$1,211	$1,014
Affiliated common stocks:
Cost	$ 325	$ 314
Gross unrealized gains	52	38
Gross unrealized losses	—	(2)
Fair value/statement value	$ 377	$ 350
Total statement value	$1,713	$1,461

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks, continued
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2016
Stocks	168	$205	$23	1	$ 1	$—
December 31, 2015
Stocks	324	$432	$45	—	$—	$—
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Mortgage Loans
Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2016 and 2015 was $7.8 billion and $7.6 billion, respectively. There was no allowance for credit losses as of December 31, 2016, 2015 or 2014.
Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.
The carrying values of mortgage loans by credit quality as of December 31 were as follows (in millions):
	2016	2015
In good standing	$7,731	$7,476
In good standing, with restructured terms	40	77
Delinquent	—	—
In process of foreclosure	5	5
Total mortgage loans	$7,776	$7,558

	2016	2015
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.5%	1.3%
Total principal (in millions)	$151	$168
Number of loans	179	177
Interest rates for loans issued during the year:
Maximum	5.5%	5.6%
Minimum	2.8%	2.9%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	75%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
The age analysis of mortgage loans as of December 31 was as follows (in millions):
	2016	2015
Current	$7,766	$7,548
30 – 59 days past due	4	2
60 – 89 days past due	1	2
90 – 179 days past due	—	—
180+ days past due	5	6
Total mortgage loans	$7,776	$7,558
180+ Days Past Due and Accruing Interest:
Investment	$ 5	$ 5
Interest accrued	1	1
The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:
	2016	2015
Geographic Region
Pacific	25%	24%
South Atlantic	19	17
East North Central	10	12
West North Central	14	14
Mountain	13	12
Mid-Atlantic	8	8
West South Central	7	8
Other	4	5
Total	100%	100%
The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:
	2016	2015
Property Type
Industrial	28%	29%
Retail	24	23
Office	19	20
Church	11	12
Apartments	10	8
Other	8	8
Total	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
Impaired loans
A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. As of December 31, 2016 and 2015, Thrivent Financial held impaired loans with a carrying value of $2 million and $2 million, respectively, and an unpaid principal balance of $4 million and $4 million, respectively, for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $7 million, $0.5 million and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2016 and 2015 was $4 million and $1 million, respectively. Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.1 million and $0.1 million during the years ended December 31, 2016, 2015 and 2014, respectively.
In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2016, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2016, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2016, there were no modified mortgage loans with a payment default. During 2015, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2015, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2015, there were no modified mortgage loans with a payment default.
During 2016, there were no mortgage loans derecognized as a result of foreclosure.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2016	2015
Home office properties	$ 183	$ 170
Held-for-sale	2	3
Total before accumulated depreciation	185	173
Accumulated depreciation	(130)	(123)
Total real estate	$ 55	$ 50

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments
Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2016
Assets:
Call spread options	$ 14	$171	$ (1)
Futures	—	—	(153)
Foreign currency swaps	22	146	4
Total assets	$ 36	$317	$(150)
Liabilities:
Call spread options	$ 10	$178	$ 1
Covered written call options	1	150	2
Foreign currency swaps	2	30	—
Total liabilities	$ 13	$358	$ 3
As of and for the year ended December 31, 2015
Assets:
Call spread options	$ 5	$ 98	$ (2)
Futures	—	—	(57)
Foreign currency swaps	21	153	—
Total assets	$ 26	$251	$ (59)
Liabilities:
Call spread options	$ 3	$102	$ 1
Covered written call options	1	400	4
Foreign currency swaps	—	—	—
Total liabilities	$ 4	$502	$ 5
All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments, continued
Call Spread Options
Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2016, 2015 and 2014, $10 million, $12 million and $14 million was received in call premium, respectively.
Futures
Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.
Foreign Currency Swaps
Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in millions):
	2016	2015
Loaned securities:
Carrying value	$499	$392
Fair value	512	374
Cash collateral reinvested at book and fair value:
Open	$ 95	$ 46
30 days or less	317	137
31 – 60 days	53	57
61 – 90 days	4	40
91 – 120 days	—	15
121 – 180 days	5	47
181 – 365 days	10	25
1 – 2 years	—	10
2 – 3 years	—	—
Greater than 3 years	29	—
Total	$513	$377
Cash collateral liabilities	$523	$385
The information on cash collateral reinvested for December 31, 2015 has been modified to be consistent with the current year presentation.
The maturity dates of the cash collateral liabilities general match the maturity dates of the invested assets.
Pledged and Restricted Assets
Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted totaling $563 million and $424 million at December 31, 2016 and 2015, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets. Deposits with state insurance departments were less than $1 million for both years ended December 31, 2016 and 2015.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Collateral Received
Elements of the securities lending program are presented below as of December 31 (in millions):
	2016	2015
Bonds:
Carrying value	$ 52	$186
Fair value	52	186
Short-term Investments:
Carrying value	$105	$ 69
Fair value	105	69
Cash Equivalents
Carrying value	$356	$122
Fair value	356	122
All collateral received is less than one-percent of total admitted assets.
Net Investment Income
Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):
	2016	2015	2014
Bonds	$1,671	$1,702	$1,708
Preferred stock	7	6	7
Unaffiliated common stocks	21	17	14
Affiliated common stocks	3	34	65
Mortgage loans	399	411	413
Real estate	24	23	25
Contract loans	84	85	87
Cash, cash equivalents and short-term investments	13	5	(5)
Limited partnerships	585	557	405
Other invested assets	11	11	13
	2,818	2,851	2,732
Investment expenses	(43)	(39)	(39)
Depreciation on real estate	(7)	(7)	(7)
Net investment income	$2,768	$2,805	$2,686

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in millions):
	2016	2015	2014
Net gains (losses) on sales:
Bonds:
Gross gains	$ 200	$ 186	$ 231
Gross losses	(91)	(76)	(31)
Stocks:
Gross gains	116	87	95
Gross losses	(48)	(37)	(20)
Futures	(153)	(57)	(102)
Other	—	(1)	10
Net (losses) gains on sales	24	102	183
Provisions for losses:
Bonds	(21)	(19)	(7)
Stocks	—	—	(2)
Other	(7)	(2)	(5)
Total provisions for losses	(28)	(21)	(14)
Realized capital (losses) gains	(4)	81	169
Transfers to interest maintenance reserve	(111)	(123)	(218)
Realized capital losses, net	$(115)	$ (42)	$ (49)
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $5.5 billion, $5.5 billion and $5.0 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
Thrivent Financial recognized other-than-temporary impairments during the years ended December 31, 2016 and 2015 and 2014, on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
For the year ended December 31, 2016
05949AZT0	$ 9	$—	$ 9	$ 9
94983BAT6	7	—	7	7
05948KVV8	9	—	9	9
05949AMK3	2	—	2	2
07389QAA6	7	—	7	6
75970QAJ9	3	—	3	2
22943HAG1	6	1	5	4
Total	$43	$ 1	$42	$39
For the year ended December 31, 2015
73316PGH7	$10	$—	$10	$ 9
75970QAJ9	3	—	3	2
07389QAA6	10	1	9	8
Total	$23	$ 1	$22	$19
For the year ended December 31, 2014
05948KVV8	$14	$—	$14	$14
05949AL99	3	—	3	3
05949AMK3	4	—	4	4
05949CFW1	3	—	3	3
07389QAA6	12	—	12	12
863576AC8	7	—	7	7
02660YAX0	5	1	4	4
759676AF6	5	—	5	4
759676AJ8	4	1	3	3
75971EAE6	4	1	3	3
75971EAJ5	3	1	2	2
78476YAA4	4	—	4	3
78477AAA5	2	—	2	1
Total	$70	$ 4	$66	$63

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$ —	$361	$ —	$ 361	1%
At book value less a surrender charge of 5% or more	4,943	—	—	4,943	11
At fair value	—	—	24,816	24,816	56
At book value without adjustment	12,518	—	—	12,518	29
Not subject to discretionary withdrawal	1,293	—	56	1,349	3
Total	$18,754	$361	$24,872	$43,987	100%
December 31, 2015
Subject to discretionary withdrawal:
With market value adjustment	$ —	$376	$ —	$ 376	1%
At book value less a surrender charge of 5% or more	4,433	—	—	4,433	11
At fair value	—	—	22,251	22,251	55
At book value without adjustment	12,148	—	—	12,148	30
Not subject to discretionary withdrawal	1,215	—	56	1,271	3
Total	$17,796	$376	$22,307	$40,479	100%
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2016	2015
Aggregate reserves for life, annuity and health contracts	$15,482	$14,692
Deposit liabilities	3,272	3,104
Liabilities related to separate accounts	25,233	22,683
Total	$43,987	$40,479
Thrivent Financial has insurance in force as of December 31, 2016 and 2015, totaling $14 billion and $12 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2016 and 2015, totaled $63 million and $60 million, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2016
Ordinary new business	$ 5	$ 2
Ordinary renewal	62	121
Total	$67	$123
December 31, 2015
Ordinary new business	$ 4	$ 2
Ordinary renewal	57	111
Total	$61	$113
4. Separate Accounts
Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are nonguaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. As of December 31, 2016 and 2015, the maximum amount of those guarantees was estimated at $148 million and $441 million, respectively. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2016	2015	2014	2013	2012
Risk charge paid	$99	$99	$86	$58	$42
Payments for guaranteed benefits	5	4	3	3	4
The distribution of investments in the separate account assets as of December 31 was as follows:
	2016	2015
Equity funds	56%	56%
Bond funds	23	23
Balanced funds	18	19
Other	3	2
Total separate account assets	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts, continued
The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2016
Reserves:
For accounts with assets at fair value	$361	$25,743	$26,104
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$361	$ —	$ 361
At fair value	—	25,687	25,687
Not subject to discretionary withdrawal	—	56	56
Total	$361	$25,743	$26,104
December 31, 2015
Reserves:
For accounts with assets at fair value	$376	$23,089	$23,465
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$376	$ —	$ 376
At fair value	—	23,033	23,033
Not subject to discretionary withdrawal	—	56	56
Total	$376	$23,089	$23,465

	2016	2015	2014
Premiums, considerations and deposits:
Non-indexed guarantee	$ 5	$ 2	$ 3
Non-guaranteed	1,926	2,505	2,795
Total	$1,931	$2,507	$2,798

	2016	2015	2014
Transfers to separate accounts	$ 1,930	$ 2,504	$ 2,796
Transfers from separate accounts	(1,027)	(1,044)	(1,063)
Other items	(1)	(3)	(5)
Transfers to separate accounts, net	$ 902	$ 1,457	$ 1,728

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
5. Claims Liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves and claims liabilities, is summarized below (in millions):
	2016	2015
Net balance at January 1	$1,006	$ 935
Incurred related to:
Current year	401	403
Prior years	(52)	(13)
Total incurred	349	390
Paid related to:
Current year	68	67
Prior years	265	252
Total paid	333	319
Net balance at December 31	$1,022	$1,006
Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.
6. Reinsurance
Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2016	2015	2014
Direct premiums	$5,570	$5,612	$5,522
Reinsurance ceded	(119)	(112)	(96)
Net premiums	$5,451	$5,500	$5,426
Reinsurance claims recovered	$ 50	$ 38	$ 51
Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):
	2016	2015
Life insurance	$689	$620
Accident and health	1	1
Total	$690	$621
Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.
Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 56% of the reinsurance recoverable as of December 31, 2016.
Thrivent Financial has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2016 and 2015.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):
	2016	2015
Unrealized gains and losses	$ 425	$ 357
Non-admitted assets	(104)	(98)
Separate account business	48	54
Asset valuation reserve	(1,099)	(1,000)
8. Fair Value of Financial Instruments
The financial instruments of Thrivent Financial have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, unaffiliated common stocks and short-term investments. Bonds and unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds, cash and certain cash equivalents.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include, certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where the stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.
Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments, continued
Cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include bonds, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds primarily include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent Financial may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Limited partnerships include private equity investments. The fair values of these investments are estimated based on assumptions in the absence of observable market data. In determining fair value the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are derived using GAAP audited financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 3 Financial Instruments, continued
The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent Financial’s financial instruments measured and reported at fair value were as follows (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets
Bonds	$ 267	$ —	$—	$ 267
Unaffiliated common stocks	1,134	77	—	1,211
Cash, Cash equivalents and short-term investments	285	—	—	285
Other invested assets	—	22	14	36
Assets held in separate accounts	—	26,718	—	26,718
Total	$1,686	$26,817	$ 14	$28,517
Liabilities
Other liabilities	$ —	$ 2	$ 10	$ 12
December 31, 2015
Assets
Bonds	$ 258	$ —	$—	$ 258
Unaffiliated common stocks	931	83	—	1,014
Cash, cash equivalents and short-term investments	64	—	—	64
Other invested assets	—	21	5	26
Assets held in separate accounts	—	24,062	—	24,062
Total	$1,253	$24,166	$ 5	$25,424
Liabilities
Other liabilities	$ —	$ —	$ 3	$ 3
The fair value information for December 31, 2015 has been modified to be consistent with the current year presentation.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Financial Instruments Carried at Fair Value, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
There were no gains or losses recognized in net income during 2016, 2015 or 2014 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2016, 2015 or 2014.
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions):
	2016	2015
Assets:
Balance, January 1	$ 5	$ 4
Purchases	10	1
Sales	(6)	—
Unrealized gains and losses	5	—
Balance, December 31	$14	$ 5
Liabilities:
Balance, January 1	$ 3	$ 2
Purchases	6	1
Sales	(3)	—
Unrealized gains and losses	4	—
Balance, December 31	$10	$ 3
Transfers
During 2016, Thrivent Financial had transfers of $261 million into Level 2 from Level 3 and transfers of $97 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2015, Thrivent Financial had transfers of $51 million into Level 2 from Level 3 and transfers of $2 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2016
Financial assets:
Bonds	$41,908	$2,409	$33,952	$ 7,418	$43,779
Unaffiliated preferred stocks	125	—	106	29	135
Unaffiliated common stocks	1,211	1,134	77	—	1,211
Mortgage loans	7,776	—	—	8,179	8,179
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	1,731	301	1,430	—	1,731
Limited partnerships	2,920	—	—	2,920	2,920
Real estate — held-for-sale	2	—	—	2	2
Assets held in separate accounts	26,718	—	26,718	—	26,718
Other invested assets	179	—	24	179	203
Financial liabilities:
Deferred annuities	13,232	—	—	13,071	13,071
Other deposit contracts	1,123	—	—	1,123	1,123
Other liabilities	13	—	2	10	12
Liabilities related to separate accounts	26,671	—	26,671	—	26,671
December 31, 2015
Financial assets:
Bonds	$40,508	$2,188	$32,748	$ 6,743	$41,679
Unaffiliated preferred stocks	97	—	102	—	102
Unaffiliated common stocks	1,014	931	83	—	1,014
Mortgage loans	7,558	—	—	7,873	7,873
Contract loans	1,172	—	—	1,172	1,172
Cash, cash equivalents and short-term investments	1,808	227	1,571	10	1,808
Limited partnerships	2,684	—	—	2,696	2,696
Real estate — held-for-sale	3	—	—	5	5
Assets held in separate accounts	24,062	—	24,062	—	24,062
Other invested assets	130	—	105	53	158
Financial liabilities:
Deferred annuities	12,351	—	—	11,667	11,667
Other deposit contracts	1,218	—	—	1,218	1,218
Other liabilities	3	—	—	3	3
Liabilities related to separate accounts	24,009	—	24,009	—	24,009

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans
Pension and Other Postretirement Benefits
Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.
The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2016	2015	2014	2016	2015	2014
Service cost	$ 23	$ 23	$ 20	$ 2	$ 2	$ 2
Interest cost	50	48	49	4	5	6
Expected return on plan assets	(68)	(69)	(65)	—	—	—
Other	26	32	19	6	7	7
Net periodic cost	$ 31	$ 34	$ 23	$ 12	$ 14	$ 15
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,111	$1,170	$109	$123
Service cost	23	23	2	2
Interest cost	50	48	4	5
Actuarial (gain) loss	(57)	(89)	1	(14)
Transfers from Defined Contribution Plan	—	1	—	—
Benefits paid	(44)	(42)	(5)	(6)
Benefit obligation, end of year	$1,083	$1,111	$111	$110
Change in plan assets:
Fair value of plan assets, beginning of year	$ 892	$ 871	$—	$—
Actual return on plan assets	67	2	—	—
Employer contribution	20	60	5	6
Transfers from Defined Contribution Plan	—	1	—	—
Benefits paid	(44)	(42)	(5)	(6)
Fair value of plan assets, end of year	$ 935	$ 892	$—	$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Funded status:
Accrued benefit costs	$ —	$ —	$(122)	$(115)
Liability for pension benefits	(148)	(219)	11	6
Total unfunded liabilities	(148)	(219)	(111)	(109)
Items not yet recognized:
Net losses (gains)	301	384	(23)	(25)
Net prior service cost	(1)	(2)	12	19
Accumulated amounts recognized in periodic pension expenses	$ 152	$ 163	$(122)	$(115)
Accumulated benefit obligation	$1,034	$1,061	$ 111	$ 109
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2016 and 2015, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2015	$ (3)	$439	$436	$ 26	$ (11)	$ 15
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(23)	(23)	—	(14)	(14)
Net gain (loss) recognized	—	(32)	(32)	—	—	—
Items not yet recognized, December 31, 2015	$ (2)	$384	$382	$ 19	$ (25)	$ (6)
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(56)	(56)	—	1	1
Net gain (loss) recognized	—	(27)	(27)	—	1	1
Items not yet recognized, December 31, 2016	$ (1)	$301	$300	$ 12	$ (23)	$ (11)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Net prior service cost	$ (1)	$ (1)	$ 7	$ 7
Net recognized gains/(losses)	19	27	(1)	(1)
Pension and Other Postretirement Benefit Factors
Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Weighted average assumptions:
Discount rate	4.30%	4.60%	4.30%	4.60%
Expected return on plan assets	7.75	8.00	N/A	N/A
Rate of compensation increase	3.40	3.00	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.00% and 8.25% in 2016 for pre-65 participants and post-65 participants, respectively, trending down to 4.50% in 2026. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2016 total service and interest cost by $1 million. A one-percentage point increase in the rate would change the postretirement health care benefit obligation by $12 million. A one-percentage point decrease in the rate would change the postretirement health care benefit obligation by $10 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.
Estimated pension benefit payments for the next ten years are as follows: 2017 — $50 million; 2018 — $52 million; 2019 — $55 million; 2020 — $58 million; 2021 — $60 million; and 2022 to 2026 — $337 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2017 — $7 million; 2018 — $7 million; 2019 — $8 million; 2020 — $8 million; 2021 — $8 million; and 2022 to 2026 — $42 million.
The minimum pension contribution required for 2016 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2017.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets
The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2016	2015
Equity securities	60%	61%	61%
Fixed income and other securities	40	39	39
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2016
Fixed maturity securities:
U.S. government and agency securities	$103	$—	$—	$ 103
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	172	1	173
Residential mortgage-backed securities	—	104	—	104
Commercial mortgage-backed securities	—	5	—	5
Other debt obligations	—	12	—	12
Common stocks	361	8	—	369
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	66	—	66
Short-term investments	—	155	—	155
Limited partnerships	—	—	35	35
Derivatives	—	—	—	—
Total	$464	$524	$ 36	$1,024

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
	Level 1	Level 2	Level 3	Total
December 31, 2015
Fixed maturity securities:
U.S. government and agency securities	$ 73	$ 1	$—	$ 74
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	172	—	172
Residential mortgage-backed securities	—	83	—	83
Commercial mortgage-backed securities	—	7	—	7
Other debt obligations	—	3	—	3
Common stocks	382	15	—	397
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	64	—	64
Short-term investments	15	123	—	138
Limited partnerships	—	—	19	19
Derivatives	—	1	—	1
Total	$470	$470	$ 19	$ 959
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $89 million and $67 million as of December 31, 2016 and 2015, respectively.
There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2016 or 2015. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):
	Corporate debt securities	Limited Partnerships	Total
Balance, January 1, 2015	$ 1	$ 11	$ 12
Purchases	—	11	11
Sales	(1)	(3)	(4)
Transfers out of Level 3	—	—	—
Balance, December 31, 2015	—	$ 19	$ 19
Purchases	1	20	21
Sales	—	(7)	(7)
Transfers into Level 3	—	3	3
Balance, December 31, 2016	$ 1	$ 35	$ 36

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Defined Contribution Plans
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2016, 2015 and 2014, Thrivent Financial contributed $34 million, $32 million and $32 million, respectively, to these plans.
As of December 31, 2016 and 2015, $90 million and $93 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.
10. Commitments and Contingent Liabilities
Litigation and Other Proceedings
Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2016, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $290 million and $83 million as of December 31, 2016 and 2015, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $2.2 billion and $2.0 billion as of December 31, 2016 and 2015, respectively.
Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.
Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance and trust affiliates above certain levels required by the primary regulator of each company.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and Contingent Liabilities, continued
Financial Instruments, continued
Leases
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $14 million, $12 million and $11 million for each of the years ended December 31, 2016, 2015 and 2014 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2016 were $8 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2017 — $3 million; 2018 — $2 million; 2019 — $1 million; 2020 and thereafter — $2 million.
Leasing is not a significant part of Thrivent Financial’s business activities as lessor.
11. Related Party Transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent Financial’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (Holdings), is valued in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs). Annually, Thrivent Financial files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2015 values was completed on May 12, 2016 and Thrivent Financial received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2016 and 2015, the gross and admitted values were $261 million and $232 million, respectively. Of those amounts, $156 million and $149 million, as of December 31, 2016 and 2015, respectively, related to Holdings’ ownership of an insurance entity. The remaining $105 million and $83 million as of December 31, 2016 and 2015, respectively, reflects Holdings’ ownership interest in non-insurance entities.
Other Related Party Transactions
Thrivent Financial also has invested $116 million and $118 million in mutual funds that are part of the Thrivent Financial mutual fund family as of December 31, 2016 and 2015, respectively.
Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $104 million, $92 million and $79 million for the years ended December 31, 2016, 2015 and 2014, respectively. The net receivables due from affiliates for the years ended December 31, 2016 and 2015 were $15 million and $11 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, Thrivent Financial paid commissions, bonuses and other benefits on behalf of the affiliate totaling $99 million, $111 million and $111 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are invested. Advisor fees in the amount of $151 million, $150 million and $143 million for the years ended December 31, 2016, 2015 and 2014, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation
The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.
Fixed Maturity Securities
For GAAP purposes, investments in fixed maturity securities are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation, continued
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2016 and 2015 and for the three years ended December 31, 2016, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and
Contract Owners of Thrivent Variable Life Account I
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Thrivent Variable Life Account I offered through Flexible Premium Variable Universal Life Insurance Contract, Flexible Premium Variable Life Insurance Contract and Thrivent Financial Variable Universal Life II sponsored by Thrivent Financial for Lutherans, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Thrivent Financial for Lutherans. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with Thrivent Series Fund, Inc., provide a reasonable basis for our opinions.
Minneapolis, Minnesota
April 28, 2017

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2016
Subaccount	Investments at fair value	Net Assets	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$109,082,161	$109,082,161	$ 96,517,404	7,479,065
Moderately Aggressive Allocation	$200,465,974	$200,465,974	$176,209,144	14,001,856
Moderate Allocation	$ 81,502,685	$ 81,502,685	$ 73,330,321	5,976,936
Moderately Conservative Allocation	$ 10,915,997	$ 10,915,997	$ 10,224,684	854,153
Growth and Income Plus	$ 608,666	$ 608,666	$ 608,205	59,651
Balanced Income Plus	$ 10,679,625	$ 10,679,625	$ 11,073,261	757,974
Diversified Income Plus	$ 6,397,195	$ 6,397,195	$ 5,943,859	824,392
Opportunity Income Plus	$ 1,647,734	$ 1,647,734	$ 1,649,199	163,375
Partner Healthcare	$ 3,256,333	$ 3,256,333	$ 3,848,326	216,899
Partner Emerging Markets Equity	$ 1,812,979	$ 1,812,979	$ 1,851,034	159,183
Real Estate Securities	$ 5,732,120	$ 5,732,120	$ 4,543,594	246,627
Small Cap Stock	$ 18,718,342	$ 18,718,342	$ 14,918,934	1,012,147
Small Cap Index	$ 31,345,634	$ 31,345,634	$ 25,317,832	1,723,859
Mid Cap Stock	$ 25,914,658	$ 25,914,658	$ 19,933,414	1,358,161
Mid Cap Index	$ 15,456,064	$ 15,456,064	$ 12,921,979	905,606
Partner Worldwide Allocation	$ 17,763,602	$ 17,763,602	$ 16,298,344	1,953,955
Partner All Cap	$ 3,451,473	$ 3,451,473	$ 2,956,003	265,669
Large Cap Growth	$ 18,783,888	$ 18,783,888	$ 14,461,623	679,433
Partner Growth Stock	$ 4,476,574	$ 4,476,574	$ 3,723,414	248,492
Large Cap Value	$ 10,079,472	$ 10,079,472	$ 7,415,092	598,572
Large Cap Stock	$ 21,219,515	$ 21,219,515	$ 16,975,261	1,754,316
Large Cap Index	$ 54,004,821	$ 54,004,821	$ 39,255,874	1,739,991
High Yield	$ 4,716,890	$ 4,716,890	$ 4,775,453	988,824
Income	$ 3,969,753	$ 3,969,753	$ 3,979,778	394,258
Bond Index	$ 6,056,239	$ 6,056,239	$ 5,997,623	558,261
Limited Maturity Bond	$ 4,293,261	$ 4,293,261	$ 4,296,240	437,780
Money Market	$ 3,620,847	$ 3,620,847	$ 3,620,847	3,620,847
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Investment Income	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 974,183	$ 974,183	$711,486	$5,412,510	$ 2,964,196	$ 9,088,192	$10,062,375
Moderately Aggressive Allocation	$2,627,309	$2,627,309	$982,128	$7,484,983	$ 7,406,469	$15,873,580	$18,500,889
Moderate Allocation	$1,288,214	$1,288,214	$435,387	$1,943,063	$ 2,903,239	$ 5,281,689	$ 6,569,903
Moderately Conservative Allocation	$ 170,755	$ 170,755	$ 68,101	$ 112,902	$ 363,656	$ 544,659	$ 715,414
Growth and Income Plus	$ 11,390	$ 11,390	$ (2,094)	$ 8,820	$ 15,944	$ 22,670	$ 34,060
Balanced Income Plus	$ 258,689	$ 258,689	$ (40,883)	$ 357,463	$ 118,047	$ 434,627	$ 693,316
Diversified Income Plus	$ 203,816	$ 203,816	$ 38,788	$ 16,280	$ 149,026	$ 204,094	$ 407,910
Opportunity Income Plus	$ 51,539	$ 51,539	$ (1,799)	$ —	$ 41,299	$ 39,500	$ 91,039
Partner Healthcare	$ 139,698	$ 139,698	$ (27,602)	$ 126,427	$ (806,622)	$ (707,797)	$ (568,099)
Partner Emerging Markets Equity	$ 17,236	$ 17,236	$ (5,982)	$ —	$ 162,988	$ 157,006	$ 174,242
Real Estate Securities	$ 82,281	$ 82,281	$154,955	$ 21,953	$ 121,692	$ 298,600	$ 380,881
Small Cap Stock	$ 52,470	$ 52,470	$ 83,127	$ 765,763	$ 2,934,623	$ 3,783,513	$ 3,835,983
Small Cap Index	$ 255,839	$ 255,839	$157,490	$1,841,101	$ 4,135,501	$ 6,134,092	$ 6,389,931
Mid Cap Stock	$ 83,082	$ 83,082	$207,621	$2,267,356	$ 3,186,200	$ 5,661,177	$ 5,744,259
Mid Cap Index	$ 110,388	$ 110,388	$ 74,413	$ 645,268	$ 1,606,731	$ 2,326,412	$ 2,436,800
Partner Worldwide Allocation	$ 375,826	$ 375,826	$ 80,983	$ —	$ 121,826	$ 202,809	$ 578,635
Partner All Cap	$ 8,208	$ 8,208	$ 25,175	$ 139,144	$ 9,163	$ 173,482	$ 181,690
Large Cap Growth	$ 103,118	$ 103,118	$431,113	$1,499,608	$(2,324,091)	$ (393,370)	$ (290,252)
Partner Growth Stock	$ —	$ —	$200,045	$ 229,095	$ (331,287)	$ 97,853	$ 97,853
Large Cap Value	$ 122,426	$ 122,426	$127,350	$ 531,441	$ 712,158	$ 1,370,949	$ 1,493,375
Large Cap Stock	$ 249,944	$ 249,944	$205,224	$ —	$ 619,967	$ 825,191	$ 1,075,135
Large Cap Index	$ 903,236	$ 903,236	$556,172	$ 312,081	$ 3,733,583	$ 4,601,836	$ 5,505,072
High Yield	$ 248,185	$ 248,185	$ (35,247)	$ —	$ 304,229	$ 268,982	$ 517,167
Income	$ 129,273	$ 129,273	$ (1,616)	$ 2,767	$ 81,018	$ 82,169	$ 211,442
Bond Index	$ 96,571	$ 96,571	$ 13,382	$ 11,385	$ (62,258)	$ (37,491)	$ 59,080
Limited Maturity Bond	$ 79,696	$ 79,696	$ (1,452)	$ —	$ 35,115	$ 33,663	$ 113,359
Money Market	$ —	$ —	$ —	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts	Mortality and expense risk charges	Asset based risk charge
Aggressive Allocation	$ 974,183	$6,123,996	$ 2,964,196	$10,062,375	$14,874,356	$(3,401,281)	$(4,774,818)	$(4,094,081)	$(438,872)	$(182,433)	$1,982,871	$12,045,246	$ 97,036,915	$109,082,161
Moderately Aggressive Allocation	$2,627,309	$8,467,111	$ 7,406,469	$18,500,889	$27,439,087	$(6,135,476)	$(8,748,524)	$(4,195,883)	$(799,313)	$(330,946)	$7,228,945	$25,729,834	$174,736,140	$200,465,974
Moderate Allocation	$1,288,214	$2,378,450	$ 2,903,239	$ 6,569,903	$ 8,773,460	$(2,632,950)	$(3,843,161)	$ 348,003	$(312,127)	$(132,358)	$2,200,867	$ 8,770,770	$ 72,731,915	$ 81,502,685
Moderately Conservative Allocation	$ 170,755	$ 181,003	$ 363,656	$ 715,414	$ 834,771	$ (412,848)	$ (463,833)	$ 665,382	$ (45,922)	$ (9,902)	$ 567,648	$ 1,283,062	$ 9,632,935	$ 10,915,997
Growth and Income Plus	$ 11,390	$ 6,726	$ 15,944	$ 34,060	$ 117,305	$ (19,651)	$ (30,823)	$ 19,756	$ (1,664)	$ (1,077)	$ 83,846	$ 117,906	$ 490,760	$ 608,666
Balanced Income Plus	$ 258,689	$ 316,580	$ 118,047	$ 693,316	$ 694,687	$ (384,278)	$ (462,264)	$ 176,421	$ (38,367)	$ (1,825)	$ (15,626)	$ 677,690	$ 10,001,935	$ 10,679,625
Diversified Income Plus	$ 203,816	$ 55,068	$ 149,026	$ 407,910	$ 758,588	$ (271,160)	$ (282,648)	$ 260,058	$ (27,563)	$ (5,050)	$ 432,225	$ 840,135	$ 5,557,060	$ 6,397,195
Opportunity Income Plus	$ 51,539	$ (1,799)	$ 41,299	$ 91,039	$ 153,781	$ (30,135)	$ (83,759)	$ 88,403	$ (7,930)	$ (4,809)	$ 115,551	$ 206,590	$ 1,441,144	$ 1,647,734
Partner Healthcare	$ 139,698	$ 98,825	$ (806,622)	$ (568,099)	$ 596,639	$ (88,490)	$ (170,419)	$ 141,775	$ (8,727)	$ (9,054)	$ 461,724	$ (106,375)	$ 3,362,708	$ 3,256,333
Partner Emerging Markets Equity	$ 17,236	$ (5,982)	$ 162,988	$ 174,242	$ 321,857	$ (54,543)	$ (79,564)	$ 12,713	$ (5,349)	$ (3,894)	$ 191,220	$ 365,462	$ 1,447,517	$ 1,812,979
Real Estate Securities	$ 82,281	$ 176,908	$ 121,692	$ 380,881	$ 618,523	$ (229,401)	$ (237,354)	$ (53,149)	$ (25,091)	$ (5,863)	$ 67,665	$ 448,546	$ 5,283,574	$ 5,732,120
Small Cap Stock	$ 52,470	$ 848,890	$ 2,934,623	$ 3,835,983	$ 1,241,867	$ (725,087)	$ (629,382)	$ (143,265)	$ (79,996)	$ (7,214)	$ (343,077)	$ 3,492,906	$ 15,225,436	$ 18,718,342
Small Cap Index	$ 255,839	$1,998,591	$ 4,135,501	$ 6,389,931	$ 2,325,769	$ (914,769)	$ (976,331)	$ 894,928	$ (80,444)	$ (17,701)	$1,231,452	$ 7,621,383	$ 23,724,251	$ 31,345,634
Mid Cap Stock	$ 83,082	$2,474,977	$ 3,186,200	$ 5,744,259	$ 1,576,347	$ (711,788)	$ (804,682)	$ (460,898)	$(101,540)	$ (12,769)	$ (515,330)	$ 5,228,929	$ 20,685,729	$ 25,914,658
Mid Cap Index	$ 110,388	$ 719,681	$ 1,606,731	$ 2,436,800	$ 1,761,038	$ (457,906)	$ (519,974)	$ 1,497,327	$ (46,299)	$ (23,052)	$2,211,134	$ 4,647,934	$ 10,808,130	$ 15,456,064
Partner Worldwide Allocation	$ 375,826	$ 80,983	$ 121,826	$ 578,635	$ 1,666,530	$ (577,955)	$ (689,800)	$ 322,867	$ (70,814)	$ (8,712)	$ 642,116	$ 1,220,751	$ 16,542,851	$ 17,763,602
Partner All Cap	$ 8,208	$ 164,319	$ 9,163	$ 181,690	$ 338,259	$ (105,605)	$ (115,348)	$ 255,757	$ (14,329)	$ (2,395)	$ 356,339	$ 538,029	$ 2,913,444	$ 3,451,473
Large Cap Growth	$ 103,118	$1,930,721	$(2,324,091)	$ (290,252)	$ 1,583,322	$ (805,703)	$ (801,107)	$ 61,083	$ (93,644)	$ (6,168)	$ (62,217)	$ (352,469)	$ 19,136,357	$ 18,783,888
Partner Growth Stock	$ —	$ 429,140	$ (331,287)	$ 97,853	$ 331,545	$ (195,148)	$ (145,628)	$ 58,137	$ (16,011)	$ (4,866)	$ 28,029	$ 125,882	$ 4,350,692	$ 4,476,574
Large Cap Value	$ 122,426	$ 658,791	$ 712,158	$ 1,493,375	$ 615,701	$ (406,823)	$ (321,656)	$ 75,253	$ (40,327)	$ (6,372)	$ (84,224)	$ 1,409,151	$ 8,670,321	$ 10,079,472
Large Cap Stock	$ 249,944	$ 205,224	$ 619,967	$ 1,075,135	$ 1,581,098	$ (701,854)	$ (748,609)	$ 38,074	$ (98,990)	$ (4,640)	$ 65,079	$ 1,140,214	$ 20,079,301	$ 21,219,515
Large Cap Index	$ 903,236	$ 868,253	$ 3,733,583	$ 5,505,072	$ 4,722,160	$(1,303,404)	$(1,949,964)	$ 2,283,550	$(141,824)	$ (37,915)	$3,572,603	$ 9,077,675	$ 44,927,146	$ 54,004,821
High Yield	$ 248,185	$ (35,247)	$ 304,229	$ 517,167	$ 387,693	$ (135,306)	$ (197,692)	$ (34,532)	$ (20,506)	$ (4,608)	$ (4,951)	$ 512,216	$ 4,204,674	$ 4,716,890
Income	$ 129,273	$ 1,151	$ 81,018	$ 211,442	$ 311,966	$ (131,599)	$ (175,360)	$ 281,420	$ (18,976)	$ (2,758)	$ 264,693	$ 476,135	$ 3,493,618	$ 3,969,753
Bond Index	$ 96,571	$ 24,767	$ (62,258)	$ 59,080	$ 474,245	$ (186,052)	$ (243,428)	$ 856,042	$ (26,873)	$ (5,639)	$ 868,295	$ 927,375	$ 5,128,864	$ 6,056,239
Limited Maturity Bond	$ 79,696	$ (1,452)	$ 35,115	$ 113,359	$ 318,408	$ (181,544)	$ (242,650)	$ 316,858	$ (23,591)	$ (3,498)	$ 183,983	$ 297,342	$ 3,995,919	$ 4,293,261
Money Market	$ —	$ —	$ —	$ —	$ 763,449	$ (416,664)	$ (263,492)	$ 442,973	$ (21,850)	$ (8,435)	$ 495,981	$ 495,981	$ 3,124,866	$ 3,620,847
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts	Mortality and expense risk charges					Asset based risk charge
Aggressive Allocation	$1,016,638	$7,371,237	$ (9,006,502)	$ (618,627)	$15,321,302	$(2,766,799)	$(4,466,716)	$ (920,827)	$(514,633)	$(151,385)	$ 6,500,942	$ 5,882,315	$ 91,154,600	$ 97,036,915
Moderately Aggressive Allocation	$2,220,439	$9,175,969	$(12,917,081)	$(1,520,673)	$28,093,599	$(6,196,198)	$(8,073,501)	$ (1,830,175)	$(910,122)	$(272,624)	$10,810,979	$ 9,290,306	$165,445,834	$174,736,140
Moderate Allocation	$1,101,991	$3,355,874	$ (4,897,155)	$ (439,290)	$ 8,710,874	$(2,097,780)	$(3,622,811)	$ 13,201	$(373,870)	$(111,980)	$ 2,517,634	$ 2,078,344	$ 70,653,571	$ 72,731,915
Moderately Conservative Allocation	$ 168,295	$ 376,743	$ (586,123)	$ (41,085)	$ 809,101	$ (401,591)	$ (490,974)	$ 73,174	$ (54,246)	$ (6,847)	$ (71,383)	$ (112,468)	$ 9,745,403	$ 9,632,935
Growth and Income Plus	$ 9,812	$ 30,818	$ (40,581)	$ 49	$ 135,553	$ (60,344)	$ (22,934)	$ (200,577)	$ (1,868)	$ (693)	$ (150,863)	$ (150,814)	$ 641,574	$ 490,760
Balanced Income Plus	$ 219,335	$ 343,895	$ (577,736)	$ (14,506)	$ 713,095	$ (379,367)	$ (455,611)	$ (29,100)	$ (50,355)	$ (1,237)	$ (202,575)	$ (217,081)	$ 10,219,016	$ 10,001,935
Diversified Income Plus	$ 182,161	$ 168,809	$ (343,366)	$ 7,604	$ 495,149	$ (213,266)	$ (264,020)	$ (35,010)	$ (30,798)	$ (3,713)	$ (51,658)	$ (44,054)	$ 5,601,114	$ 5,557,060
Opportunity Income Plus	$ 43,890	$ 320	$ (46,825)	$ (2,615)	$ 291,682	$ (14,259)	$ (69,506)	$ 49,475	$ (8,066)	$ (3,401)	$ 245,925	$ 243,310	$ 1,197,834	$ 1,441,144
Partner Healthcare	$ 155	$ 182,945	$ (170,233)	$ 12,867	$ 873,505	$ (27,595)	$ (131,030)	$ 832,678	$ (9,770)	$ (6,368)	$ 1,531,420	$ 1,544,287	$ 1,818,421	$ 3,362,708
Partner Emerging Markets Equity	$ 18,067	$ (4,315)	$ (237,171)	$ (223,419)	$ 298,552	$ (41,670)	$ (71,200)	$ 78,034	$ (5,575)	$ (3,221)	$ 254,920	$ 31,501	$ 1,416,016	$ 1,447,517
Real Estate Securities	$ 72,248	$ 381,659	$ (326,255)	$ 127,652	$ 581,740	$ (242,295)	$ (214,103)	$ 260,372	$ (26,404)	$ (4,155)	$ 355,155	$ 482,807	$ 4,800,767	$ 5,283,574
Small Cap Stock	$ 40,596	$1,386,754	$ (1,970,292)	$ (542,942)	$ 1,004,589	$ (403,308)	$ (451,911)	$ 6,623,477	$ (68,859)	$ (2,832)	$ 6,701,156	$ 6,158,214	$ 9,067,222	$ 15,225,436
Small Cap Index	$ 187,375	$1,893,059	$ (2,621,589)	$ (541,155)	$ 2,488,769	$ (909,411)	$ (886,754)	$ 251,936	$(115,881)	$ (10,793)	$ 817,866	$ 276,711	$ 23,447,540	$ 23,724,251
Mid Cap Stock	$ 57,939	$1,313,178	$ (951,785)	$ 419,332	$ 1,097,495	$ (425,975)	$ (511,439)	$10,280,455	$ (78,274)	$ (4,963)	$10,357,299	$10,776,631	$ 9,909,098	$ 20,685,729
Mid Cap Index	$ 72,051	$ 601,836	$ (982,399)	$ (308,512)	$ 2,323,747	$ (418,055)	$ (404,492)	$ 684,183	$ (50,006)	$ (14,728)	$ 2,120,649	$ 1,812,137	$ 8,995,993	$ 10,808,130
Partner Worldwide Allocation	$ 418,373	$ 106,044	$ (666,967)	$ (142,550)	$ 1,689,803	$ (522,303)	$ (682,933)	$ 325,978	$ (87,661)	$ (7,058)	$ 715,826	$ 573,276	$ 15,969,575	$ 16,542,851
Partner All Cap	$ 9,098	$ 343,854	$ (294,505)	$ 58,447	$ 280,734	$ (21,194)	$ (105,980)	$ 162,196	$ (15,413)	$ (1,721)	$ 298,622	$ 357,069	$ 2,556,375	$ 2,913,444
Large Cap Growth	$ 75,911	$ 512,256	$ 1,162,185	$ 1,750,352	$ 1,214,067	$ (489,745)	$ (643,058)	$ 4,513,241	$ (90,251)	$ (3,892)	$ 4,500,362	$ 6,250,714	$ 12,885,643	$ 19,136,357
Partner Growth Stock	$ —	$ 460,268	$ (74,160)	$ 386,108	$ 247,553	$ (102,560)	$ (130,512)	$ 374,070	$ (17,865)	$ (4,028)	$ 366,658	$ 752,766	$ 3,597,926	$ 4,350,692
Large Cap Value	$ 116,852	$ 460,269	$ (886,042)	$ (308,921)	$ 644,475	$ (294,768)	$ (318,033)	$ 65,140	$ (48,448)	$ (5,970)	$ 42,396	$ (266,525)	$ 8,936,846	$ 8,670,321
Large Cap Stock	$ 226,037	$1,833,467	$ (1,424,110)	$ 635,394	$ 1,502,654	$ (814,736)	$ (735,994)	$ 269,981	$(118,779)	$ (3,581)	$ 99,545	$ 734,939	$ 19,344,362	$ 20,079,301
Large Cap Index	$ 584,628	$ 827,284	$ (927,694)	$ 484,218	$ 5,480,759	$(1,363,705)	$(1,738,623)	$ 850,373	$(191,139)	$ (23,096)	$ 3,014,569	$ 3,498,787	$ 41,428,359	$ 44,927,146
High Yield	$ 251,133	$ (3,887)	$ (364,507)	$ (117,261)	$ 408,029	$ (175,393)	$ (203,604)	$ 61,613	$ (23,686)	$ (4,377)	$ 62,582	$ (54,679)	$ 4,259,353	$ 4,204,674
Income	$ 135,990	$ 85,535	$ (246,709)	$ (25,184)	$ 371,728	$ (185,850)	$ (175,923)	$ (142,916)	$ (22,572)	$ (1,873)	$ (157,406)	$ (182,590)	$ 3,676,208	$ 3,493,618
Bond Index	$ 89,363	$ 13,289	$ (63,577)	$ 39,075	$ 527,817	$ (196,281)	$ (216,271)	$ 149,092	$ (29,166)	$ (2,032)	$ 233,159	$ 272,234	$ 4,856,630	$ 5,128,864
Limited Maturity Bond	$ 66,127	$ 289	$ (36,218)	$ 30,198	$ 329,620	$ (253,089)	$ (236,574)	$ 7,698	$ (26,525)	$ (2,861)	$ (181,731)	$ (151,533)	$ 4,147,452	$ 3,995,919
Money Market	$ —	$ —	$ —	$ —	$ 493,296	$ (128,320)	$ (223,181)	$ 307,557	$ (21,631)	$ (7,207)	$ 420,514	$ 420,514	$ 2,704,352	$ 3,124,866
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2016
(1) ORGANIZATION
The Thrivent Variable Life Account I (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has 27 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (j)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (k)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (o)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (l)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Emerging Markets Equity (q)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Stock (a, b)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Stock (c, d)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (m)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (f, n)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (e, g, h, i)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (p)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(b)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(c)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(d)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(e)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(f)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
(g)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(h)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(i)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(j)	Formerly known as Equity Income Plus, name change effective August 16, 2013.
(k)	Formerly known as Balanced, name change effective August 16, 2013.
(l)	Formerly known as Mortgage Securities, name change effective August 16, 2013.
(m)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(n)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(o)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(p)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(q)	Formerly Partner Emerging Markets, name change effective July 27, 2012.
The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium variable universal life insurance contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium variable universal life insurance contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Amounts are paid to Thrivent Financial for mortality and expense risks assumed in connection with the contracts as a percentage of the subaccounts. No mortality and expense risk charges are deducted from the fixed account. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of changes in net assets. The rates are as follows for the three contract types within the Variable Account:
•	Thrivent Variable Life 2008 Series – annual rate is based on the subaccount accumulated value and is guaranteed not to exceed 0.45% for all contract years.
•	Thrivent Variable Life 2003 Series – annual rate is based on subaccount accumulated value and is guaranteed not to exceed 1.10% during the first 10 contract years and guaranteed not to exceed 0.90% thereafter.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES - continued
•	Thrivent Variable Life 1997 Series – annual rate is based on the subaccount cash value and is guaranteed not to exceed 0.90% during the first 15 years and guaranteed not to exceed 0.40% thereafter.
Thrivent Financial deducts a monthly unit charge for the Thrivent Variable Life 2008 Series only. This charge covers the expenses associated with underwriting, issuing, or increasing the face amount. The charge applies for the first 120 months after issue and the first 120 months after an increase in face amount. Refer to the product prospectus for the applicable charge.
Thrivent Financial deducts an issue expense charge for the Thrivent Variable Life 1997 Series only. This charge covers the expenses associated with underwriting, issuing, or increasing the face amount. The charge applies for the first 36 months after issue and the first 36 months after an increase in face amount. Refer to the product prospectus for the applicable charge.
Thrivent Financial deducts an asset charge for Thrivent Variable Life 2008 Series only. This charge covers the expenses incurred in issuing and administering the contract and operating the Variable Account. Refer to the product prospectus for the applicable rate.
Prior to the allocation of premiums to the Variable Account, Thrivent Financial deducts a sales charge, based on the product, to cover a portion of the sales expenses incurred by Thrivent Financial. Refer to the product prospectus for the applicable rate.
Thrivent Financial charges a monthly administrative fee for administrative expenses. Refer to the product prospectus for the applicable administrative charge rates.
Thrivent Financial assumes responsibility for providing the insurance benefit included in the contract. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of Thrivent Financial and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender (in most states) and the current net amount at risk.
Thrivent Financial assesses a transfer fee to each transfer from the subaccounts and fixed account in excess of the first twelve transfers made in a contract year. Refer to the product prospectus for the applicable charge.
Thrivent Financial, upon lapse, surrender or face amount reduction, will charge a decrease or surrender charge during the first 10 contract years and during the first 10 years following an increase in face amount. These charges are in part a deferred sales charge and in part a recovery of certain administrative costs. In no event will the surrender charge exceed the maximum allowed by state or federal law. Refer to the product prospectus for the applicable charge.
Thrivent Financial may charge an administrative fee for each partial surrender/withdrawal that is taken in excess of one per contract year. For Thrivent Variable Life 2003 Series only, the charge is applicable in the first 10 contract years only. Refer to the product prospectus for applicable charges.
Thrivent Financial reserves the right to charge a fee for certain contract changes for Thrivent Variable Life 1997 Series only. Refer to the product prospectus for applicable charges.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES - continued
Additionally, during the year ended December 31, 2016, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions in units (including transfers among subaccounts) were as follows:
Subaccount	Units Outstanding at January 1, 2015	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2015	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016
Aggressive Allocation	4,998,639	1,107,463		(656,279)	5,449,823	1,079,744	(882,481)	5,647,086
Moderately Aggressive Allocation	9,364,289	2,030,681		(1,286,832)	10,108,138	1,991,453	(1,452,926)	10,646,665
Moderate Allocation	4,127,831	695,636		(510,796)	4,312,671	731,712	(557,690)	4,486,693
Moderately Conservative Allocation	589,292	118,088		(116,886)	590,494	143,386	(102,265)	631,615
Growth and Income Plus	49,116	14,192		(25,432)	37,876	13,896	(7,716)	44,056
Balanced Income Plus	445,522	42,133		(49,652)	438,003	59,610	(55,831)	441,782
Diversified Income Plus	268,297	44,332		(46,063)	266,566	67,761	(40,108)	294,219
Opportunity Income Plus	79,290	33,835		(16,261)	96,864	18,962	(11,719)	104,107
Partner Healthcare	78,063	78,629		(18,694)	137,998	56,463	(35,357)	159,104
Partner Emerging Markets Equity	110,934	39,706		(19,398)	131,242	42,742	(26,675)	147,309
Real Estate Securities	165,970	63,443		(42,259)	187,154	49,458	(40,658)	195,954
Small Cap Stock	372,960	66,931	320,460	(71,425)	688,926	86,123	(99,571)	675,478
Small Cap Index	657,892	145,303		(86,488)	716,707	162,262	(90,561)	788,408
Mid Cap Stock	364,520	59,621	434,853	(68,761)	790,233	86,230	(101,026)	775,437
Mid Cap Index	329,819	167,536		(56,239)	441,116	166,919	(60,688)	547,347
Partner Worldwide Allocation	1,529,257	249,210		(181,796)	1,596,671	268,740	(206,463)	1,658,948
Partner All Cap	100,790	28,633		(13,339)	116,084	31,008	(12,710)	134,382
Large Cap Growth	546,453	80,839	195,042	(92,388)	729,946	111,832	(107,383)	734,395
Partner Growth Stock	148,014	32,510		(17,091)	163,433	59,625	(55,596)	167,462
Large Cap Value	398,158	61,183		(54,272)	405,069	45,093	(46,322)	403,840
Large Cap Stock	1,176,764	110,334	55,235	(156,557)	1,185,776	141,431	(140,792)	1,186,415
Large Cap Index	1,782,731	405,627		(216,918)	1,971,440	414,394	(213,718)	2,172,116
High Yield	187,938	41,560		(35,525)	193,973	33,434	(33,875)	193,532
Income	203,304	44,144		(52,235)	195,213	41,881	(26,045)	211,049
Bond Index	252,223	53,955		(34,432)	271,746	93,913	(33,820)	331,839
Limited Maturity Bond	302,774	69,025		(83,237)	288,562	63,995	(48,100)	304,457
Money Market	2,333,391	1,499,860		(1,105,779)	2,727,472	1,939,084	(1,487,777)	3,178,779

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2016 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$15,975,190	$ 7,605,625
Moderately Aggressive Allocation	27,762,657	10,421,419
Moderate Allocation	10,573,766	5,141,622
Moderately Conservative Allocation	2,142,501	1,291,196
Growth and Income Plus	177,177	73,121
Balanced Income Plus	1,468,978	868,451
Diversified Income Plus	1,205,092	552,771
Opportunity Income Plus	282,369	115,279
Partner Healthcare	1,233,352	505,504
Partner Emerging Markets Equity	409,185	200,728
Real Estate Securities	932,097	760,199
Small Cap Stock	1,832,806	1,357,652
Small Cap Index	4,895,687	1,567,296
Mid Cap Stock	3,491,221	1,656,114
Mid Cap Index	3,713,483	746,692
Partner Worldwide Allocation	2,085,758	1,067,819
Partner All Cap	694,870	191,181
Large Cap Growth	3,053,442	1,512,931
Partner Growth Stock	1,540,207	1,283,083
Large Cap Value	1,184,742	615,099
Large Cap Stock	1,638,340	1,323,316
Large Cap Index	6,988,547	2,200,626
High Yield	733,118	489,884
Income	668,908	272,175
Bond Index	1,356,707	380,455
Limited Maturity Bond	716,086	452,406
Money Market	1,838,819	1,342,839

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2016, except as indicated in Note 1, follows:
Subaccount	2016	2015	2014	2013	2012
Aggressive Allocation
Units	5,647,086	5,449,823	4,998,639	4,558,954	4,257,869
Unit value	$16.12-$21.84	$14.64-$19.84	$14.70-$19.93	$13.87-$18.79	$10.91-$14.79
Net assets	$ 109,082,161	$ 97,036,915	$ 91,154,600	$ 79,354,245	$ 59,117,383
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.97%	1.05%	0.44%	1.25%	0.62%
Total return (c)	10.11%	(0.45)%	6.02%	27.05%	12.25%
Moderately Aggressive Allocation
Units	10,646,665	10,108,138	9,364,289	8,630,741	7,868,814
Unit value	$15.96-$21.04	$14.47-$19.09	$14.58-$19.23	$13.75-$18.14	$11.34-$14.95
Net assets	$ 200,465,974	$ 174,736,140	$ 165,445,834	$ 146,071,289	$ 111,040,675
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.43%	1.28%	0.85%	1.49%	1.16%
Total return (c)	10.23%	(0.75)%	6.05%	21.30%	12.87%
Moderate Allocation
Units	4,486,693	4,312,671	4,127,831	3,828,988	3,562,266
Unit value	$15.58-$19.92	$14.31-$18.29	$14.39-$18.40	$13.59-$17.37	$11.81-$15.09
Net assets	$ 81,502,685	$ 72,731,915	$ 70,653,571	$ 62,688,654	$ 51,334,577
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.69%	1.50%	1.13%	1.51%	1.55%
Total return (c)	8.89%	(0.56)%	5.88%	15.12%	11.72%
Moderately Conservative Allocation
Units	631,615	590,494	589,292	571,234	624,768
Unit value	$14.80-$18.12	$13.80-$16.89	$13.86-$16.97	$13.16-$16.11	$12.08-$14.78
Net assets	$ 10,915,997	$ 9,632,935	$ 9,745,403	$ 8,986,908	$ 9,051,716
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.67%	1.73%	1.53%	1.55%	1.58%
Total return (c)	7.24%	(0.46)%	5.32%	9.02%	9.59%
Growth and Income Plus
Units	44,056	37,876	49,116	58,593	42,624
Unit value	$ 13.82	$ 12.96	$ 13.06	$ 12.78	$ 10.54
Net assets	$ 608,666	$ 490,760	$ 641,574	$ 748,839	$ 449,312
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.18%	2.00%	2.85%	1.98%	1.50%
Total return (c)	6.63%	(0.81)%	2.21%	21.24%	13.16%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Balanced Income Plus
Units	441,782	438,003	445,522	480,295	488,483
Unit value	$16.49-$26.11	$15.40-$24.39	$15.42-$24.43	$14.54-$23.03	$12.33-$19.52
Net assets	$ 10,679,625	$ 10,001,935	$ 10,219,016	$ 10,405,114	$ 9,045,619
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.53%	2.13%	1.59%	1.84%	2.14%
Total return (c)	7.06%	(0.14)%	6.07%	17.95%	12.42%
Diversified Income Plus
Units	294,219	266,566	268,297	251,293	216,356
Unit value	$17.18-$24.99	$16.05-$23.34	$16.04-$23.32	$15.38-$22.37	$13.83-$20.12
Net assets	$ 6,397,195	$ 5,557,060	$ 5,601,114	$ 5,086,386	$ 3,997,762
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	3.43%	3.25%	2.98%	2.48%	3.42%
Total return (c)	7.08%	0.08%	4.27%	11.17%	14.49%
Opportunity Income Plus
Units	104,107	96,864	79,290	64,194	48,571
Unit value	$14.39-$17.21	$13.53-$16.18	$13.53-$16.19	$13.08-$15.64	$13.26-$15.86
Net assets	$ 1,647,734	$ 1,441,144	$ 1,197,834	$ 957,617	$ 757,125
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	3.38%	3.39%	3.43%	2.56%	1.56%
Total return (c)	6.37%	(0.03)%	3.48%	(1.39)%	6.00%
Partner Healthcare
Units	159,104	137,998	78,063	56,790	32,388
Unit value	$ 20.47	$ 24.37	$ 23.29	$ 18.75	$ 14.30
Net assets	$ 3,256,333	$ 3,362,708	$ 1,818,421	$ 1,064,882	$ 463,284
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	4.20%	0.01%	0.00%	0.35%	0.27%
Total return (c)	(16.01)%	4.61%	24.23%	31.09%	20.68%
Partner Emerging Markets Equity
Units	147,309	131,242	110,934	93,877	78,214
Unit value	$ 12.31	$ 11.03	$ 12.76	$ 13.06	$ 14.10
Net assets	$ 1,812,979	$ 1,447,517	$ 1,416,016	$ 1,226,341	$ 1,102,700
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.01%	1.20%	0.96%	1.05%	0.53%
Total return (c)	11.59%	(13.59)%	(2.29)%	(7.34)%	25.98%
Real Estate Securities
Units	195,954	187,154	165,970	168,779	164,770
Unit value	$18.08-$43.38	$16.82-$40.35	$16.37-$39.27	$12.51-$30.02	$12.25-$29.38
Net assets	$ 5,732,120	$ 5,283,574	$ 4,800,767	$ 3,832,155	$ 3,762,833
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.46%	1.43%	1.46%	1.43%	3.67%
Total return (c)	7.50%	2.75%	30.82%	2.18%	17.54%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Small Cap Stock
Units	675,478	688,926	372,960	375,797	382,383
Unit value	$18.40-$32.54	$14.61-$25.84	$15.08-$26.68	$14.40-$25.47	$10.59-$18.74
Net assets	$ 18,718,342	$ 15,225,436	$ 9,067,222	$ 8,749,916	$ 6,549,278
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.33%	0.35%	0.22%	0.36%	0.00%
Total return (c)	25.94%	(3.13)%	4.76%	35.90%	9.42%
Small Cap Index
Units	788,408	716,707	657,892	642,052	657,205
Unit value	$24.13-$49.15	$19.13-$38.97	$19.56-$39.83	$18.56-$37.81	$13.18-$26.85
Net assets	$ 31,345,634	$ 23,724,251	$ 23,447,540	$ 22,450,002	$ 16,506,005
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.99%	0.78%	0.74%	1.23%	0.67%
Total return (c)	26.12%	(2.17)%	5.36%	40.83%	15.95%
Mid Cap Stock
Units	775,437	790,233	364,520	362,706	364,763
Unit value	$23.21-$35.73	$18.03-$27.76	$18.02-$27.74	$16.10-$24.78	$11.88-$18.29
Net assets	$ 25,914,658	$ 20,685,729	$ 9,909,098	$ 8,895,630	$ 6,616,380
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.38%	0.42%	0.31%	0.37%	0.25%
Total return (c)	28.71%	0.08%	11.93%	35.50%	14.29%
Mid Cap Index
Units	547,347	441,116	329,819	285,318	267,750
Unit value	$21.87-$38.77	$18.16-$32.19	$18.63-$33.02	$17.05-$30.22	$12.83-$22.74
Net assets	$ 15,456,064	$ 10,808,130	$ 8,995,993	$ 7,581,950	$ 5,485,253
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.88%	0.70%	0.74%	0.89%	0.77%
Total return (c)	20.43%	(2.52)%	9.28%	32.92%	17.37%
Partner Worldwide Allocation
Units	1,658,948	1,596,671	1,529,257	1,501,202	1,515,120
Unit value	$ 10.71	$ 10.36	$ 10.44	$ 11.03	$ 9.49
Net assets	$ 17,763,602	$ 16,542,851	$ 15,969,575	$ 16,562,976	$ 14,371,961
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.22%	2.48%	2.04%	0.03%	3.04%
Total return (c)	3.35%	(0.78)%	(5.35)%	16.31%	18.66%
Partner All Cap
Units	134,382	116,084	100,790	103,056	104,210
Unit value	$16.31-$34.30	$15.42-$32.43	$15.08-$31.71	$13.43-$28.25	$10.11-$21.26
Net assets	$ 3,451,473	$ 2,913,444	$ 2,556,375	$ 2,354,073	$ 1,819,461
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.27%	0.34%	0.60%	0.75%	0.46%
Total return (c)	5.78%	2.26%	12.26%	32.85%	14.74%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Large Cap Growth
Units	734,395	729,946	546,453	560,860	582,641
Unit value	$18.13-$30.74	$18.40-$31.20	$16.66-$28.24	$15.01-$25.45	$11.02-$18.69
Net assets	$ 18,783,888	$ 19,136,357	$ 12,885,643	$ 11,992,051	$ 9,185,156
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.57%	0.49%	0.64%	0.65%	1.20%
Total return (c)	(1.48)%	10.48%	10.99%	36.14%	19.17%
Partner Growth Stock
Units	167,462	163,433	148,014	143,366	146,787
Unit value	$20.36-$35.76	$20.09-$35.28	$18.15-$31.88	$16.73-$29.38	$12.05-$21.16
Net assets	$ 4,476,574	$ 4,350,692	$ 3,597,926	$ 3,285,850	$ 2,440,590
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.03%	0.00%
Total return (c)	1.35%	10.65%	8.52%	38.84%	18.66%
Large Cap Value
Units	403,840	405,069	398,158	392,455	381,758
Unit value	$17.18-$31.80	$14.63-$27.08	$15.17-$28.07	$13.91-$25.75	$10.55-$19.53
Net assets	$ 10,079,472	$ 8,670,321	$ 8,936,846	$ 8,211,422	$ 6,209,875
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.36%	1.30%	1.23%	1.47%	1.72%
Total return (c)	17.44%	(3.53)%	9.03%	31.82%	17.57%
Large Cap Stock
Units	1,186,415	1,185,776	1,176,764	1,185,284	1,044,613
Unit value	$15.12-$19.72	$14.34-$18.70	$13.90-$18.14	$13.21-$17.23	$10.19-$13.29
Net assets	$ 21,219,515	$ 20,079,301	$ 19,344,362	$ 18,552,104	$ 12,479,827
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.26%	1.14%	0.88%	1.08%	1.03%
Total return (c)	5.42%	3.11%	5.29%	29.60%	14.90%
Large Cap Index
Units	2,172,116	1,971,440	1,782,731	1,731,139	1,740,141
Unit value	$19.00-$27.20	$17.01-$24.35	$16.82-$24.08	$14.85-$21.27	$11.27-$16.13
Net assets	$ 54,004,821	$ 44,927,146	$ 41,428,359	$ 36,073,475	$ 27,680,804
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.88%	1.35%	1.40%	1.66%	1.68%
Total return (c)	11.68%	1.12%	13.25%	31.81%	15.54%
High Yield
Units	193,532	193,973	187,938	179,238	183,786
Unit value	$18.63-$33.23	$16.52-$29.46	$16.98-$30.28	$16.65-$29.70	$15.57-$27.78
Net assets	$ 4,716,890	$ 4,204,674	$ 4,259,353	$ 4,088,923	$ 4,023,380
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	5.68%	5.73%	5.89%	6.29%	7.08%
Total return (c)	12.76%	(2.69)%	1.96%	6.91%	16.31%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Income
Units	211,049	195,213	203,304	198,475	204,422
Unit value	$15.90-$20.83	$14.99-$19.64	$15.09-$19.77	$14.15-$18.53	$14.16-$18.55
Net assets	$ 3,969,753	$ 3,493,618	$ 3,676,208	$ 3,372,693	$ 3,482,488
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	3.43%	3.67%	3.76%	3.77%	3.81%
Total return (c)	6.08%	(0.68)%	6.68%	(0.07)%	10.99%
Bond Index
Units	331,839	271,746	252,223	248,650	256,761
Unit value	$14.09-$23.83	$13.88-$23.48	$13.77-$23.30	$12.93-$21.87	$13.25-$22.42
Net assets	$ 6,056,239	$ 5,128,864	$ 4,856,630	$ 4,513,874	$ 4,795,760
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.68%	1.78%	2.22%	1.95%	2.02%
Total return (c)	1.49%	0.80%	6.52%	(2.47)%	4.95%
Limited Maturity Bond
Units	304,457	288,562	302,774	296,453	295,960
Unit value	$12.55-$14.93	$12.20-$14.52	$12.11-$14.41	$11.91-$14.18	$11.86-$14.11
Net assets	$ 4,293,261	$ 3,995,919	$ 4,147,452	$ 4,021,635	$ 3,986,454
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.93%	1.67%	1.71%	1.52%	1.65%
Total return (c)	2.83%	0.73%	1.68%	0.45%	4.32%
Money Market
Units	3,178,779	2,727,472	2,333,391	2,672,808	2,565,287
Unit value	$ 1.02-$1.19	$ 1.02-$1.19	$ 1.02-$1.19	$ 1.02-$1.19	$ 1.02-$1.19
Net assets	$ 3,620,847	$ 3,124,866	$ 2,704,352	$ 3,134,213	$ 3,015,187
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	0.00%	0.00%	0.00%	0.00%	0.00%

(a)	These amounts only include items that flow through operations. All other charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE
Units, unit values and asset balances for each subaccount are as follows:
Year Ended December 31, 2016	Units	Unit Value	Assets in Accumulation Period
Thrivent Flexible Premium Variable Life Insurance – 2008
Aggressive Allocation	2,491,358	$16.12	$ 40,154,693
Moderately Aggressive Allocation	4,636,249	$15.96	73,977,155
Moderate Allocation	1,814,779	$15.58	28,280,756
Moderately Conservative Allocation	158,885	$14.80	2,351,576
Growth and Income Plus	20,064	$13.82	277,195
Balanced Income Plus	26,068	$16.49	429,790
Diversified Income Plus	77,051	$17.18	1,323,976
Opportunity Income Plus	46,858	$14.39	674,424
Partner Healthcare	92,869	$20.47	1,900,708
Partner Emerging Markets Equity	78,012	$12.31	960,116
Real Estate Securities	71,833	$18.08	1,298,857
Small Cap Stock	91,998	$18.40	1,692,799
Small Cap Index	218,659	$24.13	5,276,516
Mid Cap Stock	134,476	$23.21	3,120,853
Mid Cap Index	290,043	$21.87	6,343,606
Partner Worldwide Allocation	219,320	$10.71	2,348,440
Partner All Cap	39,739	$16.31	648,035
Large Cap Growth	83,601	$18.13	1,515,773
Partner Growth Stock	50,997	$20.36	1,038,314
Large Cap Value	85,450	$17.18	1,468,241
Large Cap Stock	71,701	$15.12	1,083,769
Large Cap Index	548,949	$19.00	10,427,766
High Yield	54,563	$18.63	1,016,474
Income	25,994	$15.90	413,353
Bond Index	92,218	$14.09	1,299,154
Limited Maturity Bond	40,987	$12.55	514,256
Money Market	898,404	$ 1.02	917,393
			$190,753,988

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2016	Units	Unit Value	Assets in Accumulation Period
Thrivent Flexible Premium Variable Life Insurance – 2003
Aggressive Allocation	2,598,680	$21.84	$ 56,760,227
Moderately Aggressive Allocation	4,887,850	$21.04	102,864,285
Moderate Allocation	1,981,052	$19.92	39,460,608
Moderately Conservative Allocation	370,263	$18.12	6,708,033
Growth and Income Plus	16,543	$13.82	228,555
Balanced Income Plus	120,678	$21.09	2,544,800
Diversified Income Plus	110,702	$21.79	2,412,093
Opportunity Income Plus	38,757	$16.90	655,019
Partner Healthcare	45,739	$20.47	936,133
Partner Emerging Markets Equity	49,043	$12.31	603,595
Real Estate Securities	94,900	$33.36	3,165,940
Small Cap Stock	334,630	$26.67	8,926,240
Small Cap Index	133,501	$34.70	4,632,901
Mid Cap Stock	351,203	$35.42	12,439,572
Mid Cap Index	148,975	$32.98	4,912,433
Partner Worldwide Allocation	762,534	$10.71	8,165,071
Partner All Cap	71,402	$28.10	2,006,259
Large Cap Growth	419,025	$24.21	10,143,320
Partner Growth Stock	88,941	$27.59	2,454,141
Large Cap Value	230,373	$25.23	5,811,712
Large Cap Stock	447,831	$19.72	8,830,603
Large Cap Index	301,155	$25.32	7,624,901
High Yield	105,590	$24.54	2,591,393
Income	138,888	$18.68	2,594,514
Bond Index	131,056	$16.56	2,169,851
Limited Maturity Bond	192,084	$14.13	2,713,173
Money Market	1,717,347	$ 1.18	2,033,303
			$304,388,675

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2016	Units	Unit Value	Assets in Accumulation Period
AAL Variable Universal Life – 1997
Aggressive Allocation	557,048	$21.84	$ 12,167,241
Moderately Aggressive Allocation	1,122,566	$21.04	23,624,534
Moderate Allocation	690,862	$19.92	13,761,321
Moderately Conservative Allocation	102,467	$18.12	1,856,388
Growth and Income Plus	7,449	$13.82	102,916
Balanced Income Plus	295,036	$26.11	7,705,035
Diversified Income Plus	106,466	$24.99	2,661,126
Opportunity Income Plus	18,492	$17.21	318,291
Partner Healthcare	20,496	$20.47	419,492
Partner Emerging Markets Equity	20,254	$12.31	249,268
Real Estate Securities	29,221	$43.38	1,267,323
Small Cap Stock	248,850	$32.54	8,099,303
Small Cap Index	436,248	$49.15	21,436,217
Mid Cap Stock	289,758	$35.73	10,354,233
Mid Cap Index	108,329	$38.77	4,200,025
Partner Worldwide Allocation	677,094	$10.71	7,250,091
Partner All Cap	23,241	$34.30	797,179
Large Cap Growth	231,769	$30.74	7,124,795
Partner Growth Stock	27,524	$35.76	984,119
Large Cap Value	88,017	$31.80	2,799,519
Large Cap Stock	666,883	$16.95	11,305,143
Large Cap Index	1,322,012	$27.20	35,952,154
High Yield	33,379	$33.23	1,109,023
Income	46,167	$20.83	961,886
Bond Index	108,565	$23.83	2,587,234
Limited Maturity Bond	71,386	$14.93	1,065,832
Money Market	563,028	$ 1.19	670,151
			$180,829,839
(8) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Partner Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology (the “Target Portfolios”) each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 14, 2015. The Contractholders of each Subaccount voted in favor of merging the Target Portfolios into the Portfolios shown below (“the Acquiring Portfolios”) effective August 21, 2015.
	The Target Portfolio		The Acquiring Portfolio
Merger 1	Thrivent Partner Small Cap Growth	→	Thrivent Small Cap Stock
Merger 2	Thrivent Partner Small Cap Value	→	Thrivent Small Cap Stock
Merger 3	Thrivent Mid Cap Growth	→	Thrivent Mid Cap Stock
Merger 4	Thrivent Partner Mid Cap Value	→	Thrivent Mid Cap Stock

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(8) SUBACCOUNT MERGERS - continued
	The Target Portfolio		The Acquiring Portfolio
Merger 5	Thrivent Natural Resources	→	Thrivent Large Cap Stock
Merger 6	Thrivent Partner Technology	→	Thrivent Large Cap Growth
The mergers were accomplished by tax free exchanges as detailed below:
Merger 1 and 2	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 9,152,167	555,374
Target Portfolio (Merger 1)	$ 2,720,466	172,873
Target Portfolio (Merger 2)	$ 4,395,394	198,300
After Acquisition	$16,268,027	926,547

Merger 3 and 4	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 9,579,196	580,265
Target Portfolio (Merger 3)	$ 9,631,848	429,527
Target Portfolio (Merger 4)	$ 1,328,182	96,926
After Acquisition	$20,539,226	1,106,718

Merger 5	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$19,005,189	1,647,054
Target Portfolio	$ 886,829	173,341
After Acquisition	$19,892,018	1,820,395

Merger 6	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$13,325,960	448,658
Target Portfolio	$ 5,074,155	490,878
After Acquisition	$18,400,115	939,536
The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 20, 2015.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Small Cap Growth	$ (633,424)	$ -	$ 785,767
Thrivent Partner Small Cap Value	$(1,591,797)	$180,471	$1,252,678
Thrivent Mid Cap Growth	$(2,998,666)	$ 29,860	$3,052,614
Thrivent Partner Mid Cap Value	$ (286,513)	$ 13,255	$ 186,955
Thrivent Natural Resources	$ 224,564	$ 8,394	$ (432,161)
Thrivent Partner Technology	$(2,451,257)	$ -	$2,475,616
Assuming the acquisition had been completed on January 1, 2015 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2015, would have been as follows:

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(8) SUBACCOUNT MERGERS - continued
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$(4,195,513)	$221,067	$3,425,199
Thrivent Mid Cap Stock	$(4,236,964)	$101,055	$4,552,747
Thrivent Large Cap Stock	$(1,199,547)	$234,431	$1,401,306
Thrivent Large Cap Growth	$(1,289,072)	$ 75,911	$2,987,872
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 21, 2015.
Assuming the acquisition had been completed on January 1, 2014 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2014, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$ (288,374)	$ 28,897	$ 863,543
Thrivent Mid Cap Stock	$ 195,705	$ 56,908	$1,829,485
Thrivent Large Cap Stock	$ 303,159	$172,372	$ 311,813
Thrivent Large Cap Growth	$1,163,597	$ 78,425	$ 510,171

PART C.    OTHER INFORMATION
Item 26.    Exhibits
Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(a)(i)	Resolution of the Board of Directors of the Depositor authorizing the establishment of the Registrant	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on July 10, 1997
(a)(ii)	Resolution of the Board of Directors of the Depositor authorizing the name change of the Registrant to Thrivent Variable Life Account I	Post-Effective Amendment No. 8 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on August 29, 2002
(b)	Custodian Agreement	Not Applicable
(c)(i)	Specimen of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(c)(ii)	Principal Underwriting Agreement	Post-Effective Amendment No. 13 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on April 20, 2006
(d)(i)	Specimen Flexible Premium Variable Life Insurance Contracts	Initial Filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-89488, filed on February 17, 2017
(d)(ii)	Contract Riders and Endorsements	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on January 10, 2008
(d)(iii)	Amendatory Agreement	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(e)(i)	Application Form -- IIPRC	Filed Herewith
(e)(ii)	Application Form – Alabama	Filed Herewith
(e)(iii)	Application Form – Illinois	Filed Herewith
(e)(iv)	Application Form – New York	Filed Herewith
(f)	Articles of Incorporation of Depositor and Bylaws of Depositor	Initial Filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(g)(i)	Reinsurance Agreement with General & Cologne Life Re	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(ii)	Reinsurance Agreement with The Minnesota Mutual Life Insurance Company (RGA)	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(iii)	Reinsurance Agreement with RGA Reinsurance Company	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(iv)	Reinsurance Agreement with Transamerica Financial Life Insurance Company	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011

Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(g)(v)	Reinsurance Agreement with Swiss Re Life & Health America Inc. #0849201	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(vi)	Reinsurance Agreement with Swiss Re Life & Health America Inc. #I94119US-07	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(vii)	Reinsurance Agreement with Swiss Re Life & Health America Inc. I97231US-09	Post-Effective Amendment No. 3 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(g)(viii)	Coinsurance Agreement with Allianz Life Insurance Company of North America	Post-Effective Amendment No. 3to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 18, 2011
(h)	Participation Agreement between Depositor and Thrivent Series Fund, Inc. Dated December 15, 2003	Post-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion & Consent of Counsel	Filed Herewith
(l)	Actuarial Opinion	Filed Herewith
(m)	Calculation	Filed Herewith
(n)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed Herewith
(o)	Omitted Financial Statements	Not Applicable
(p)	Initial Capital Agreements	Not Applicable
(q)	Redeemability Exemption	Post-Effective Amendment No. 8 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 29, 2016
(r)	Power of Attorney for Lynn Crump-Caine	Filed Herewith
Item 27.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable insurance operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III Dow Corning Corporation 412 W. Loomis Street Midland, Michigan 48686	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director

Name and Principal Business Address	Positions and Offices with Depositor
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Frank H. Moeller Enovate Enterprises 8701 North Mopac Expressway, Suite 105 Austin, Texas 78759	Chair of the Board of Directors
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Director
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
Allan R. Spies 9305 E Harvard Avenue Denver, Colorado 80231	Director
Bradford L. Hewitt	Chief Executive Officer, Director
Randall L. Boushek	Chief Financial Officer and Treasurer
Teresa J. Rasmussen	President, Thrivent Financial
Russell W. Swansen	Chief Investment Officer
James A. Thomsen	President, Thrivent Holdings
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Chief Administrative Officer
Paul R. Johnston	General Counsel & Secretary
Christopher J. Kopka	President, Thrivent Church Solutions Group
James M. Odland	Vice President and Chief Compliance Officer
Mary S. Nease	Chief Human Resources Officer
Susan Oberman Smith	Chief Actuary
Item 28.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Minnesota
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[3]	Private Equity Fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent Education Funding, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 29.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Tom Young	Director and Vice President
Nikki L. Sorum	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Vice President
Jennifer J. Glovacki 4321 North Ballard Road Appleton, WI 54919	Vice President
Peter Bado	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations

Name and Principal Business Address	Position and Offices with Underwriter
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 31.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 32.    Management Services
Not Applicable.
Item 33.    Fee Representation
Depositor represents that, as to the flexible premium variable life contracts that are the subject of this registration statement, File No. 333-148578, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 28th day of April, 2017.
Thrivent Variable Life Account I (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt Chief Executive Officer and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Bradford L. Hewitt	Chief Executive Officer and Director (Principal Executive Officer)	April 28, 2017
Bradford L. Hewitt		Date

/s/ Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 28, 2017
Randall L. Boushek		Date
A majority of the Board of Directors:*
N. Cornell Boggs, III	Kenneth A. Carow	Lynn Crump-Caine
Eric J. Draut	Kirk D. Farney	Mark A. Jeske
Frederick G. Kraegel	F. Mark Kuhlmann	Kathryn V. Marinello
Frank H. Moeller	Bonnie E. Raquet	Alice M. Richter
Allan R. Spies	Bradford L. Hewitt
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ James M. Odland	April 28, 2017
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 26 of Part C for exhibits not listed below.
Exhibit Number	Name of Exhibit
e(i)	Application Form – IIPRC
e(ii)	Application Form – Alabama
e(iii)	Application Form – Illinois
e(iv)	Application Form – New York
k	Opinion & Consent of Counsel
l	Actuarial Opinion and Consent
m	Calculation
n	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
r	Power of Attorney for Lynn Crump-Caine